United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-5950

(Investment Company Act File Number)

Federated Hermes Money Market Obligations Trust

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 10/31/22

Date of Reporting Period: Six months ended 04/30/22

Item 1.	Reports to Stockholders
Semi-Annual Shareholder Report
April 30, 2022

Share Class | Ticker	Wealth | CAIXX	Service | CACXX	Cash II | CALXX
	Cash Series | CCSXX	Capital | CCCXX

Federated Hermes California Municipal Cash Trust

A Portfolio of Federated Hermes Money Market Obligations Trust
Dear Valued Shareholder,
We are pleased to present the Semi-Annual Shareholder Report for your fund covering the period from November 1, 2021 through April 30, 2022. This report includes a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedInvestors.com offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on Twitter (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,

J. Christopher Donahue, President
The Fund is a Retail Money Market Fund and is only available for investment to accounts beneficially owned by natural persons.

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At April 30, 2022, the Fund’s portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	69.3%
Commercial Paper	27.9%
Municipal Notes	2.7%
Other Assets and Liabilities—Net[2]	0.1%
TOTAL	100%

1	See the Fund’s Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
At April 30, 2022, the Fund’s effective maturity schedule1 was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	55.1%
8-30 Days	4.2%
31-90 Days	27.3%
91-180 Days	10.7%
181 Days or more	2.6%
Other Assets and Liabilities—Net[2]	0.1%
Total	100%

1	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments
April 30, 2022 (unaudited)
Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— 99.9%
		California— 99.9%
$ 2,440,000		Alameda County, CA IDA (Santini Foods, Inc.), (Series 2010A) Weekly VRDNs, (Comerica Bank LOC), 0.530%, 5/5/2022	$ 2,440,000
165,000		Alameda County, CA IDA Recovery Zone Facility (Dale Hardware, Inc.), (Series 2010) Weekly VRDNs, (Comerica Bank LOC), 0.530%, 5/5/2022	165,000
9,960,000		Alvord, CA USD, Tender Option Bond Trust Certificates (2016-XG0089) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 0.520%, 5/5/2022	9,960,000
3,365,000		Banning, CA USD, Tender Option Bond Trust Certificates (Series 2017-XF2440) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 0.520%, 5/5/2022	3,365,000
4,000,000		Beaumont, CA Public Improvement Authority, Tender Option Bond Trust Certificates (Series 2018-ZF2715) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 0.520%, 5/5/2022	4,000,000
3,320,000		Calexico, CA USD, Tender Option Bond Trust Certificates (2017-XG0118) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 0.520%, 5/5/2022	3,320,000
17,500,000		California Educational Facilities Authority (Stanford University), (Series S-1), CP, 1.470%, Mandatory Tender 12/6/2022	17,500,000
1,200,000		California Educational Facilities Authority (Stanford University), (Series S-4), CP, 1.470%, Mandatory Tender 12/6/2022	1,200,000
645,000		California Enterprise Development Authority (Humane Society Silicon Valley), (Series 2008) Weekly VRDNs, (FHLB of San Francisco LOC), 0.460%, 5/5/2022	645,000
52,245,000		California Health Facilities Financing Authority (Dignity Health (Catholic Healthcare West)), Golden Blue (Series 2017-004) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 0.560%, 5/5/2022	52,245,000
15,000,000		California Health Facilities Financing Authority (Kaiser Permanente), (Series 2006D), CP, 0.930%, Mandatory Tender 9/8/2022	15,000,000
13,000,000		California Health Facilities Financing Authority (Kaiser Permanente), (Series 2006E), CP, 0.170%, Mandatory Tender 6/8/2022	13,000,000
4,705,000		California Health Facilities Financing Authority (Kaiser Permanente), (Series 2006E), CP, 0.520%, Mandatory Tender 6/15/2022	4,705,000
5,000,000		California Health Facilities Financing Authority (Kaiser Permanente), RBC Muni Products (Series G-44) TOBs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.590%, Optional Tender 5/2/2022	5,000,000
1,932,000		California Health Facilities Financing Authority (Stanford Health Care), (2008 Series B-2) TOBs, 0.470%, Mandatory Tender 5/11/2022	1,932,000
11,890,000		California Health Facilities Financing Authority (Sutter Health), Tender Option Bond Trust Receipts (Series 2018-XF0622) Weekly VRDNs, (Toronto Dominion Bank LIQ), 0.490%, 5/5/2022	11,890,000
4,260,000		California HFA Multi-Family (Hope on Broadway LP), Tender Option Bond Trust Receipts (2021-XF2928) Weekly VRDNs, (GTD by Mizuho Bank Ltd.)/(Mizuho Bank Ltd. LIQ), 0.640%, 5/5/2022	4,260,000
Semi-Annual Shareholder Report

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		California— continued
$ 8,575,000		California Infrastructure & Economic Development Bank (St. Margaret of Scotland Episcopal School), (Series 2008) Monthly VRDNs, (FHLB of San Francisco LOC), 0.750%, 5/1/2022	$ 8,575,000
17,585,000		California Municipal Finance Authority (CHF-Davis II LLC), Tender Option Bond Trust Receipts (Series 2021-XL0173) Weekly VRDNs, (Build America Mutual Assurance INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.530%, 5/5/2022	17,585,000
18,830,000		California Municipal Finance Authority (Montague Parkway Associates LP), Tender Option Bond Trust Floater Certificates (2020-MIZ9041) Weekly VRDNs, (GTD by FHLMC)/(Mizuho Bank Ltd. LIQ), 0.530%, 5/5/2022	18,830,000
1,740,000		California PCFA (Big Bear Disposal, Inc.), (Series 2010) Weekly VRDNs, (MUFG Union Bank, N.A. LOC), 0.530%, 5/4/2022	1,740,000
7,520,000		California State Department of Water Resources, (Series 1), CP, 0.600%, Mandatory Tender 5/17/2022	7,520,000
2,500,000		California State University Institute, (Series A), CP, (State Street Bank and Trust Co. LOC)/(Wells Fargo Bank, N.A. LOC), 0.550%, Mandatory Tender 6/2/2022	2,500,000
5,000,000		California State, (Series 2011A-2), CP, (Royal Bank of Canada LOC), 0.500%, Mandatory Tender 5/11/2022	5,000,000
1,360,000		California State, Tender Option Bond Trust Receipts (Series 2020-XF0935) Weekly VRDNs, (Bank of America N.A. LIQ), 0.470%, 5/5/2022	1,360,000
2,980,000		California Statewide Communities Development Authority (Essex Monarch La Brea Apartments LP), Tender Option Bond Trust Floater Certificates (Series 2019-MIZ9012) VRENs, (GTD by Mizuho Bank Ltd.)/(Mizuho Bank Ltd. LIQ), 0.690%, 5/5/2022	2,980,000
20,000,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2004E), CP, 0.850%, Mandatory Tender 8/11/2022	20,000,000
9,435,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2004K), CP, 0.800%, Mandatory Tender 7/14/2022	9,435,000
5,000,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2008B), CP, 0.400%, Mandatory Tender 5/5/2022	5,000,000
25,000,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2009B-1), CP, 0.830%, Mandatory Tender 8/4/2022	25,000,000
12,500,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2009B-4), CP, 0.140%, Mandatory Tender 5/3/2022	12,500,000
10,000,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2009D), CP, 0.170%, Mandatory Tender 6/9/2022	10,000,000
5,600,000		California Statewide Communities Development Authority MFH (Beaumont CA Leased Housing Associates I, LP), (2010 Series B: Mountain View Apartments) Weekly VRDNs, (FHLMC LOC), 0.520%, 5/5/2022	5,600,000
31,000,000		California Statewide Communities Development Authority MFH (Uptown Newport Building Owner, LP), (2017 Series AA: One Uptown Newport Apartments) Weekly VRDNs, (Comerica Bank LOC), 0.490%, 5/5/2022	31,000,000
3,040,000		Central, CA USD, Tender Option Bond Trust Receipts (Series 2019-XF0758) Weekly VRDNs, (Toronto Dominion Bank LIQ), 0.480%, 5/5/2022	3,040,000
Semi-Annual Shareholder Report

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		California— continued
$ 3,600,000		Central, CA Union High School District, Tender Option Bond Trust Receipts (Series 2019-XF0759) Weekly VRDNs, (Toronto Dominion Bank LIQ), 0.480%, 5/5/2022	$ 3,600,000
2,000,000		Chino Valley, CA USD, Tender Option Bond Trust Receipts (Series 2020-XF0922) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.470%, 5/5/2022	2,000,000
8,590,000		College of the Sequoias, CA CCD (Tulare Area Improvement District No. 3), Tender Option Bond Trust Certificates (Series 2021-XF2937) Weekly VRDNs, (Morgan Stanley Bank, N.A. LIQ), 0.490%, 5/5/2022	8,590,000
8,000,000		Compton, CA USD, Tender Option Bond Trust Receipts (2019-XM0764) Weekly VRDNs, (Build America Mutual Assurance INS)/(Royal Bank of Canada LIQ), 0.490%, 5/5/2022	8,000,000
4,655,000		Davis Joint USD, CA, Tender Option Bond Trust Certificates (Series 2019-XM0730) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Barclays Bank PLC LIQ), 0.520%, 5/5/2022	4,655,000
3,730,000		Downey, CA USD, Tender Option Bond Trust Receipts (Series 2021-XF1224) Weekly VRDNs, (Royal Bank of Canada LIQ), 0.470%, 5/5/2022	3,730,000
2,105,000		Elk Grove, CA USD, Tender Option Bond Trust Receipts (Series 2017-XG0127) Weekly VRDNs, (Bank of America N.A. LIQ), 0.480%, 5/5/2022	2,105,000
2,000,000		Escondido, CA, RBC Muni Products (Series G-77) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.470%, 5/5/2022	2,000,000
13,710,000		Folsom Cordova, CA USD (School Facilities Improvement District No. 3), Tender Option Bond Trust Certificates (Series 2019-XM0744) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 0.490%, 5/5/2022	13,710,000
8,875,000		Foothill/Eastern Transportation Corridor Agency, CA, Tender Option Bond Trust Certificates (2019-XL011) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Barclays Bank PLC LIQ), 0.520%, 5/5/2022	8,875,000
2,000,000		Grossmont-Cuyamaca, CA CCD, Tender Option Bond Trust Receipts (Series 2018-XG0188) Weekly VRDNs, (Royal Bank of Canada LIQ), 0.470%, 5/5/2022	2,000,000
460,000		Hollister, CA Redevelopment Agency (San Benito County Community Services Development Corp.), (Series 2004) Weekly VRDNs, (MUFG Union Bank, N.A. LOC), 0.480%, 5/5/2022	460,000
6,387,000		Irvine, CA Assessment District No. 93-14 Daily VRDNs, (Sumitomo Mitsui Banking Corp. LOC), 0.290%, 5/2/2022	6,387,000
1,875,000		Long Beach, CA Harbor Department (Port of Long Beach), Tender Option Bond Trust Receipts (Series 2020-XM0865) Weekly VRDNs, (Bank of America N.A. LIQ), 0.470%, 5/5/2022	1,875,000
3,000,000		Los Angeles County, CA Capital Asset Leasing Corporation, (Series C), CP, (Wells Fargo Bank, N.A. LOC), 0.800%, Mandatory Tender 6/15/2022	3,000,000
2,250,000		Los Angeles County, CA Facilities, Inc. (Los Angeles County, CA), Tender Option Bond Trust Receipts (2019-XM0750) Weekly VRDNs, (Bank of America N.A. LIQ), 0.480%, 5/5/2022	2,250,000
Semi-Annual Shareholder Report

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		California— continued
$34,770,000
Los Angeles County, CA Housing Authority MFH (The Solemint Heights
Partnership), Tender Option Bond Trust Floater Certificates
(Series 2020-MIZ9039) Weekly VRDNs, (GTD by FHLMC)/(Mizuho Bank
Ltd. LIQ), 0.530%, 5/5/2022
			$ 34,770,000
5,000,000		Los Angeles County, CA TRANs, 4.000%, 6/30/2022	5,029,856
6,025,000		Los Angeles County, CA, Tender Option Bond Trust Receipts (Series 2015-ZF0183) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.470%, 5/5/2022	6,025,000
3,000,000		Los Angeles, CA Department of Water & Power (Water Works/System), Tender Option Bond Trust Receipts (Series 2017-XG0121) Weekly VRDNs, (Bank of America N.A. LIQ), 0.470%, 5/5/2022	3,000,000
740,000		Los Angeles, CA MFH Revenue Bonds (Hope on Broadway LP), Tender Option Bond Trust Receipts (Series 2021-XF2929) Weekly VRDNs, (GTD by Mizuho Bank Ltd.)/(Mizuho Bank Ltd. LIQ), 0.640%, 5/5/2022	740,000
5,000,000		Los Angeles, CA TRANs, 4.000%, 6/23/2022	5,028,126
2,885,000		Los Angeles, CA USD, Tender Option Bond Trust Receipts (Series 2018-XM0703) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.470%, 5/5/2022	2,885,000
4,985,000		Lucia Mar, CA USD, Tender Option Bond Trust Receipts (Series 2018-XG0181) Weekly VRDNs, (Bank of America N.A. LIQ), 0.480%, 5/5/2022	4,985,000
3,000,000		Mountain House, CA Financing Authority (Mountain House, CA Community Services District), Tender Option Bond Trust Receipts (Series 2020-ZF2921) Weekly VRDNs, (Build America Mutual Assurance INS)/(Morgan Stanley Bank, N.A. LIQ), 0.520%, 5/5/2022	3,000,000
1,000,000		Municipal Improvement Corporation of Los Angeles, CA, (Series A-2), CP, (Bank of America N.A. LOC), 0.680%, Mandatory Tender 5/10/2022	1,000,000
10,250,000		Municipal Improvement Corporation of Los Angeles, CA, (Series A-3), CP, (U.S. Bank, N.A. LOC), 0.750%, Mandatory Tender 5/24/2022	10,250,000
4,845,000		New Haven, CA USD, Tender Option Bond Trust Receipts (Series 2020-XF0893) Weekly VRDNs, (Royal Bank of Canada LIQ), 0.470%, 5/5/2022	4,845,000
7,435,000		Norwalk-La Mirada, CA USD, Tender Option Bond Trust Certificates (Series 2021-XL0171) Weekly VRDNs, (Wells Fargo Bank, N.A. LIQ), 0.470%, 5/5/2022	7,435,000
2,490,000		Norwalk-La Mirada, CA USD, Tender Option Bond Trust Receipts (Series 2020-XM0810) Weekly VRDNs, (Royal Bank of Canada LIQ), 0.470%, 5/5/2022	2,490,000
12,700,000		Nuveen California AMT-Free Quality Municipal Income Fund, (Series 3) Weekly VRDPs, (Toronto Dominion Bank LIQ), 0.480%, 5/5/2022	12,700,000
2,505,000		Oxnard, CA School District, (Series 2018 G-8) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.470%, 5/5/2022	2,505,000
1,190,000		Pittsburg, CA USD, Tender Option Bond Trust Receipts (Series 2017-XF0578) Weekly VRDNs, (TD Bank, N.A. LIQ), 0.490%, 5/5/2022	1,190,000
Semi-Annual Shareholder Report

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		California— continued
$ 550,000		Pomona, CA USD, Tender Option Bond Trust Certificates (2021-XG0337) Weekly VRDNs, (Build America Mutual Assurance INS)/(Wells Fargo Bank, N.A. LIQ), 0.480%, 5/5/2022	$ 550,000
17,000,000		River Islands, CA Public Financing Authority, Tender Option Bond Trust Floater Certificates (2019-MIZ9003) VRENs, (GTD by Mizuho Bank Ltd.)/(Mizuho Bank Ltd. LIQ), 0.690%, 5/5/2022	17,000,000
12,570,000		Riverside County, CA Public Financing Authority (Riverside County, CA), Tender Option Bond Trust Receipt (2017-ZF0538) Weekly VRDNs, (Royal Bank of Canada LIQ), 0.540%, 5/5/2022	12,570,000
3,000,000		Sacramento, CA Area Flood Control Agency Consolidated Capital Assessment District No. 2, RBC Muni Products (Series G-118) TOBs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.590%, Optional Tender 10/3/2022	3,000,000
6,000,000		Sacramento, CA Municipal Utility District, Tender Option Bond Trust Receipts (Series 2020-ZF0943) Weekly VRDNs, (Toronto Dominion Bank LIQ), 0.470%, 5/5/2022	6,000,000
2,125,000		San Bernardino, CA CCD, Tender Option Bond Trust Receipts (Series 2019-XF0786) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.470%, 5/5/2022	2,125,000
10,000,000		San Diego County, CA Water Authority, CP Notes (Series 10), CP, 0.580%, Mandatory Tender 6/1/2022	10,000,000
3,000,000		San Diego, CA USD, RBC Muni Products (Series 2018-G51) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.470%, 5/5/2022	3,000,000
1,185,000		San Diego, CA USD, Tender Option Bond Trust Certificates (Series 2021-XL0175) Weekly VRDNs, (Wells Fargo Bank, N.A. LIQ), 0.470%, 5/5/2022	1,185,000
5,027,000		San Diego, CA Water Utility Fund, (Series A), CP, (Bank of America N.A. LOC), 0.180%, Mandatory Tender 5/16/2022	5,027,000
8,318,000		San Diego, CA Water Utility Fund, (Series A), CP, (Bank of America N.A. LOC), 0.680%, Mandatory Tender 7/6/2022	8,318,000
2,000,000		San Diego, CA Water Utility Fund, (Series A), CP, (Bank of America N.A. LOC), 0.710%, Mandatory Tender 6/9/2022	2,000,000
25,000,000		San Francisco, CA City and County (Transbay Block 8 Tower Apartments Obligated Group), Mizuho 3a-7 (2021-MIZ9063) VRENs, (GTD by Mizuho Bank Ltd.)/(Mizuho Bank Ltd. LIQ), 0.690%, 5/5/2022	25,000,000
3,330,000		San Francisco, CA Public Utilities Commission (Water Enterprise), Tender Option Bond Trust Receipts (Series 2018-XF0607) Weekly VRDNs, (TD Bank, N.A. LIQ), 0.470%, 5/5/2022	3,330,000
2,230,000		San Mateo County, CA CCD, Tender Option Bond Trust Certificates (Series 2018-XM0712) Weekly VRDNs, (Morgan Stanley Bank, N.A. LIQ), 0.470%, 5/5/2022	2,230,000
479,000		Santa Barbara, CA USD, Tender Option Bond Trust Receipts (Series 2019-XF0791) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.470%, 5/5/2022	479,000
15,000,000		Santa Clara Valley, CA Water District, (Series A), CP, (MUFG Bank Ltd. LOC), 1.050%, Mandatory Tender 8/2/2022	15,000,000
Semi-Annual Shareholder Report

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		California— continued
$ 3,000,000		Sonoma County, CA Junior College District, (Series 2018 G-6) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.470%, 5/5/2022	$ 3,000,000
4,000,000		South Coast, CA Water District, Tender Option Bond Trust Certificates (Series 2020-XL0151) Weekly VRDNs, (Morgan Stanley Bank, N.A. LIQ), 0.470%, 5/5/2022	4,000,000
2,410,000		Southwestern CCD, CA, Tender Option Bond Trust Receipts (Series 2015-ZF0250) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.470%, 5/5/2022	2,410,000
4,750,000		Sweetwater, CA Union High School District, RBC Muni Products, Inc. Trust (Series G-95) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.470%, 5/5/2022	4,750,000
8,490,000		Twin Rivers, CA USD, Tender Option Bond Trust Certificates (Series 2017-XF2442) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 0.520%, 5/5/2022	8,490,000
3,650,000		University of California (The Regents of), (2013 Series AL-4) Daily VRDNs, 0.260%, 5/2/2022	3,650,000
2,675,000		University of California (The Regents of), Tender Option Bond Trust Receipts (2016-XF0524) Weekly VRDNs, (TD Bank, N.A. LIQ), 0.470%, 5/5/2022	2,675,000
1,500,000		University of California (The Regents of), Tender Option Bond Trust Receipts (Series 2018-ZM0660) Weekly VRDNs, (Bank of America N.A. LIQ), 0.470%, 5/5/2022	1,500,000
2,220,000		University of California (The Regents of), Tender Option Bond Trust Receipts (Series 2020-XF0921) Weekly VRDNs, (Toronto Dominion Bank LIQ), 0.470%, 5/5/2022	2,220,000
19,480,000		Victor Valley, CA CCD, Tender Option Bond Trust Receipts (Series 2020-XM0864) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.490%, 5/5/2022	19,480,000
45,000		Victorville, CA Joint Powers Financing Authority (Victorville, CA), (Series 2007A: Cogeneration Facility) Weekly VRDNs, (BNP Paribas SA LOC), 0.470%, 5/5/2022	45,000
13,585,000		Western Placer, CA USD, Tender Option Bond Trust Receipts (Series 2017-XG0152) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Barclays Bank PLC LIQ), 0.520%, 5/5/2022	13,585,000
19,875,000		Whittier, CA Health Facility Revenue Bonds (Presbyterian Intercommunity Hospital Obligated Group), Golden Blue 3a-7 (Series 2018-030) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 0.560%, 5/5/2022	19,875,000
5,357,000		Yosemite, CA CCD, Tender Option Bond Trust Receipts (Series 2019-XF0772) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.470%, 5/5/2022	5,357,000
		TOTAL INVESTMENT IN SECURITIES—99.9% (AT AMORTIZED COST)[2]	727,257,982
		OTHER ASSETS AND LIABILITIES - NET—0.1%[3]	808,432
		TOTAL NET ASSETS—100%	$728,066,414
Semi-Annual Shareholder Report

At April 30, 2022, the Fund held no securities that are subject to the federal alternative minimum tax (AMT) (unaudited).
1
Current rate and current maturity or next reset date shown for floating rate notes and variable rate notes/demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

2	Also represents cost for federal tax purposes.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2022.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
In valuing the Fund’s assets as of April 30, 2022, all investments of the Fund are valued using amortized cost, which is a methodology utilizing Level 2 inputs.
The following acronym(s) are used throughout this portfolio:
CCD	—Community College District
CP	—Commercial Paper
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corporation
GTD	—Guaranteed
HFA	—Housing Finance Authority
IDA	—Industrial Development Authority
INS	—Insured
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
MFH	—Multi-Family Housing
PCFA	—Pollution Control Finance Authority
TOBs	—Tender Option Bonds
TRANs	—Tax and Revenue Anticipation Notes
USD	—United States Dollar
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
VRENs	—Variable Rate Extendible Notes
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Wealth Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2022	Year Ended October 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.005	0.013	0.011	0.006
Net realized gain (loss)	0.000[1]	0.000[1]	0.000[1]	(0.000)[1]	(0.000)[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.005	0.013	0.011	0.006
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.005)	(0.013)	(0.011)	(0.006)
Distributions from net realized gain	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.005)	(0.013)	(0.011)	(0.006)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.05%	0.02%	0.53%	1.28%	1.10%	0.56%
Ratios to Average Net Assets:
Net expenses[3]	0.18%[4]	0.13%	0.27%	0.28%	0.28%	0.28%
Net investment income	0.07%[4]	0.01%	0.54%	1.25%	1.10%	0.58%
Expense waiver/reimbursement[5]	0.25%[4]	0.29%	0.15%	0.14%	0.19%	0.29%
Supplemental Data:
Net assets, end of period (000 omitted)	$323,530	$333,923	$584,821	$678,115	$372,325	$156,974

1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2022	Year Ended October 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.004	0.010	0.008	0.003
Net realized gain (loss)	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Total From Investment Operations	0.000[1]	0.000[1]	0.004	0.010	0.008	0.003
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.004)	(0.010)	(0.008)	(0.003)
Distributions from net realized gain	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Total Distributions	(0.000)[1]	(0.000)[1]	(0.004)	(0.010)	(0.008)	(0.003)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.02%	0.02%	0.38%	1.03%	0.85%	0.31%
Ratios to Average Net Assets:
Net expenses[3]	0.24%[4]	0.13%	0.41%	0.53%	0.53%	0.53%
Net investment income	0.02%[4]	0.01%	0.37%	1.02%	0.82%	0.30%
Expense waiver/reimbursement[5]	0.50%[4]	0.62%	0.34%	0.21%	0.27%	0.38%
Supplemental Data:
Net assets, end of period (000 omitted)	$98,056	$106,973	$149,764	$146,624	$140,179	$150,916

1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Cash II Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2022	Year Ended October 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.003	0.009	0.007	0.002
Net realized gain (loss)	0.000[1]	0.000[1]	0.000[1]	(0.000)[1]	(0.000)[1]	0.000[1]
Total From Investment Operations	0.000[1]	0.000[1]	0.003	0.009	0.007	0.002
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.003)	(0.009)	(0.007)	(0.002)
Distributions from net realized gain	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Total Distributions	(0.000)[1]	(0.000)[1]	(0.003)	(0.009)	(0.007)	(0.002)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.02%	0.02%	0.30%	0.88%	0.70%	0.16%
Ratios to Average Net Assets:
Net expenses[3]	0.25%[4]	0.13%	0.47%	0.68%	0.68%	0.68%
Net investment income	0.01%[4]	0.01%	0.28%	0.87%	0.68%	0.16%
Expense waiver/reimbursement[5]	0.72%[4]	0.84%	0.50%	0.28%	0.34%	0.42%
Supplemental Data:
Net assets, end of period (000 omitted)	$229,133	$235,112	$262,597	$207,071	$15,140	$8,242

1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Cash Series Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2022	Year Ended October 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.001	0.006	0.003	0.000[1]
Net realized gain (loss)	0.000[1]	0.000[1]	0.000[1]	(0.001)	0.000[1]	0.000[1]
Total From Investment Operations	0.000[1]	0.000[1]	0.001	0.005	0.003	0.000[1]
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.001)	(0.005)	(0.003)	(0.000)[1]
Distributions from net realized gain	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Total Distributions	(0.000)[1]	(0.000)[1]	(0.001)	(0.005)	(0.003)	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.02%	0.02%	0.15%	0.53%	0.35%	0.01%
Ratios to Average Net Assets:
Net expenses[3]	0.25%[4]	0.13%	0.59%	1.03%	1.03%	0.83%
Net investment income	0.01%[4]	0.01%	0.16%	0.56%	0.32%	0.01%
Expense waiver/reimbursement[5]	1.11%[4]	1.24%	0.76%	0.34%	0.40%	0.70%
Supplemental Data:
Net assets, end of period (000 omitted)	$27,271	$27,742	$33,558	$21,190	$38,713	$51,752

1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Capital Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2022	Year Ended October 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.005	0.012	0.010	0.005
Net realized gain (loss)	0.000[1]	0.000[1]	0.000[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Total From Investment Operations	0.000[1]	0.000[1]	0.005	0.012	0.010	0.005
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.005)	(0.012)	(0.010)	(0.005)
Distributions from net realized gain	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Total Distributions	(0.000)[1]	(0.000)[1]	(0.005)	(0.012)	(0.010)	(0.005)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.04%	0.02%	0.46%	1.18%	1.00%	0.46%
Ratios to Average Net Assets:
Net expenses[3]	0.20%[4]	0.13%	0.32%	0.38%	0.38%	0.38%
Net investment income	0.05%[4]	0.01%	0.44%	1.18%	0.99%	0.49%
Expense waiver/reimbursement[5]	0.39%[4]	0.49%	0.28%	0.24%	0.29%	0.36%
Supplemental Data:
Net assets, end of period (000 omitted)	$50,075	$57,216	$126,413	$113,238	$130,769	$89,382

1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
April 30, 2022 (unaudited)

Assets:
Investment in securities, at amortized cost and fair value	$727,257,982
Cash	130,177
Income receivable	935,911
Receivable for shares sold	5,078
Total Assets	728,329,148
Liabilities:
Payable for shares redeemed	33,216
Income distribution payable	5,558
Payable for investment adviser fee (Note 4)	6,113
Payable for administrative fee (Note 4)	3,123
Payable for transfer agent fees (Note 2)	36,221
Payable for legal fees	16,089
Payable for custodian fees	9,925
Payable for portfolio accounting fees	45,571
Payable for distribution services fee (Note 4)	35,965
Payable for other service fees (Notes 2 and 4)	66,837
Accrued expenses (Note 4)	4,116
Total Liabilities	262,734
Net assets for 728,065,418 shares outstanding	$728,066,414
Net Assets Consist of:
Paid-in capital	$728,065,383
Total distributable earnings (loss)	1,031
Total Net Assets	$728,066,414
Semi-Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Wealth Shares:
$323,530,479 ÷ 323,525,687 shares outstanding, no par value, unlimited shares authorized	$1.00
Service Shares:
$98,056,044 ÷ 98,057,221 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash II Shares:
$229,133,447 ÷ 229,134,461 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash Series Shares:
$27,271,173 ÷ 27,271,323 shares outstanding, no par value, unlimited shares authorized	$1.00
Capital Shares:
$50,075,271 ÷ 50,076,726 shares outstanding, no par value, unlimited shares authorized	$1.00
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended April 30, 2022 (unaudited)

Investment Income:
Interest	$960,766
Expenses:
Investment adviser fee (Note 4)	1,112,235
Administrative fee (Note 4)	291,073
Custodian fees	11,606
Transfer agent fees (Note 2)	190,152
Directors’/Trustees’ fees (Note 4)	2,116
Auditing fees	10,413
Legal fees	1,568
Portfolio accounting fees	88,856
Distribution services fee (Note 4)	322,363
Other service fees (Notes 2 and 4)	492,500
Share registration costs	46,048
Printing and postage	14,558
Miscellaneous (Note 4)	6,228
TOTAL EXPENSES	2,589,716
Waivers and Reimbursements:
Waiver of investment adviser fee (Note 4)	(881,509)
Waivers/reimbursements of other operating expenses (Notes 2 and 4)	(899,684)
TOTAL WAIVERS AND REIMBURSEMENTS	(1,781,193)
Net expenses	808,523
Net investment income	152,243
Net realized loss on investments	(20,674)
Change in net assets resulting from operations	$131,569
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2022	Year Ended 10/31/2021
Increase (Decrease) in Net Assets
Operations:
Net investment income	$152,243	$94,557
Net realized gain (loss)	(20,674)	113,902
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	131,569	208,459
Distributions to Shareholders:
Wealth Shares	(165,923)	(111,257)
Service Shares	(23,547)	(29,754)
Cash II Shares	(46,518)	(56,378)
Cash Series Shares	(5,757)	(6,659)
Capital Shares	(23,423)	(24,301)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(265,168)	(228,349)
Share Transactions:
Proceeds from sale of shares	400,563,943	1,030,866,846
Net asset value of shares issued to shareholders in payment of distributions declared	217,886	175,246
Cost of shares redeemed	(433,547,260)	(1,427,210,020)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(32,765,431)	(396,167,928)
Change in net assets	(32,899,030)	(396,187,818)
Net Assets:
Beginning of period	760,965,444	1,157,153,262
End of period	$728,066,414	$760,965,444
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
April 30, 2022 (unaudited)
1. ORGANIZATION
Federated Hermes Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 16 portfolios. The financial statements included herein are only those of Federated Hermes California Municipal Cash Trust (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers five classes of shares: Wealth Shares, Service Shares, Cash II Shares, Cash Series Shares and Capital Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income exempt from federal regular income tax and the personal income taxes imposed by the State of California consistent with stability of principal. Interest income from the Fund’s investments may be subject to the federal AMT for individuals.
The Fund operates as a retail money market fund. As a retail money market fund, the Fund: (1) will generally continue to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); (2) has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons as required for a retail money market fund by Rule 2a-7 under the Act; and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund’s weekly liquid assets were to fall below a designated threshold, if the Fund’s Board of Trustees (the “Trustees”) determines such liquidity fees or redemption gates are in the best interest of the Fund.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Semi-Annual Shareholder Report

The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. Amortization/accretion of premium and discount is included in investment income. The detail of the total fund expense waivers and reimbursements of $1,781,193 is disclosed in various locations in this Note 2 and Note 4. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Transfer Agent Fees
For the six months ended April 30, 2022, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed	Transfer Agent Fees Waived by Unaffiliated Third Parties
Wealth Shares	$5,768	$(2,027)	$—
Service Shares	35,591	(18,870)	(15,455)
Cash II Shares	116,334	(58,938)	(54,546)
Cash Series Shares	12,121	(5,294)	(6,485)
Capital Shares	20,338	(15,829)	(3,794)
TOTAL	$190,152	$(100,958)	$(80,280)
Semi-Annual Shareholder Report

Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Wealth Shares, Service Shares, Cash II Shares, Cash Series Shares and Capital Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time.
For the six months ended April 30, 2022, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed	Other Service Fees Waived by Unaffiliated Third Parties
Service Shares	$131,497	$(486)	$(99,793)
Cash II Shares	295,763	(47)	(263,252)
Cash Series Shares	35,501	—	(35,501)
Capital Shares	29,739	(87)	(22,653)
TOTAL	$492,500	$(620)	$(421,199)
For the six months ended April 30, 2022, the Fund’s Wealth Shares did not incur other service fees.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2022, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2022, tax years 2018 through 2021 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being
Semi-Annual Shareholder Report

registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 4/30/2022		Year Ended 10/31/2021
Wealth Shares:	Shares	Amount	Shares	Amount
Shares sold	164,978,863	$164,978,863	292,821,927	$292,821,927
Shares issued to shareholders in payment of distributions declared	123,512	123,512	63,937	63,937
Shares redeemed	(175,440,369)	(175,440,369)	(543,765,669)	(543,765,669)
NET CHANGE RESULTING FROM WEALTH SHARE TRANSACTIONS	(10,337,994)	$(10,337,994)	(250,879,805)	$(250,879,805)
	Six Months Ended 4/30/2022		Year Ended 10/31/2021
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	110,090,388	$110,090,388	162,153,743	$162,153,743
Shares issued to shareholders in payment of distributions declared	18,745	18,745	24,371	24,371
Shares redeemed	(119,006,251)	(119,006,251)	(204,967,112)	(204,967,112)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(8,897,118)	$(8,897,118)	(42,788,998)	$(42,788,998)
	Six Months Ended 4/30/2022		Year Ended 10/31/2021
Cash II Shares:	Shares	Amount	Shares	Amount
Shares sold	77,903,970	$77,903,970	368,018,766	$368,018,766
Shares issued to shareholders in payment of distributions declared	46,518	46,518	56,376	56,376
Shares redeemed	(83,886,127)	(83,886,127)	(395,567,211)	(395,567,211)
NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS	(5,935,639)	$(5,935,639)	(27,492,069)	$(27,492,069)
Semi-Annual Shareholder Report

	Six Months Ended 4/30/2022		Year Ended 10/31/2021
Cash Series Shares:	Shares	Amount	Shares	Amount
Shares sold	17,060,693	$17,060,693	77,147,133	$77,147,133
Shares issued to shareholders in payment of distributions declared	5,746	5,746	6,449	6,449
Shares redeemed	(17,532,276)	(17,532,276)	(82,969,632)	(82,969,632)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	(465,837)	$(465,837)	(5,816,050)	$(5,816,050)
	Six Months Ended 4/30/2022		Year Ended 10/31/2021
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	30,530,029	$30,530,029	130,725,277	$130,725,277
Shares issued to shareholders in payment of distributions declared	23,365	23,365	24,113	24,113
Shares redeemed	(37,682,237)	(37,682,237)	(199,940,396)	(199,940,396)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	(7,128,843)	$(7,128,843)	(69,191,006)	$(69,191,006)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(32,765,431)	$(32,765,431)	(396,167,928)	$(396,167,928)
4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.30% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the six months ended April 30, 2022, the Adviser voluntarily waived $881,509 of its fee. In addition, the Adviser voluntarily reimbursed $100,958 and $29,977 of transfer agent fees and other operating expenses, respectively.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
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Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2022, the annualized fee paid to FAS was 0.079% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Cash II Shares and Cash Series Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Cash II Shares	0.20%
Cash Series Shares	0.60%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2022, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Cash II Shares	$237,122	$(190,767)
Cash Series Shares	85,241	(75,883)
TOTAL	$322,363	$(266,650)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares.
Other Service Fees
For the six months ended April 30, 2022, FSSC received $823 and reimbursed $620 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses, interest expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Wealth Shares, Service Shares, Cash II Shares, Cash Series Shares and Capital Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.28%, 0.53%, 0.68%, 1.03% and 0.38% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) March 1, 2023; or (b) the date of the Fund’s next effective Prospectus. While the
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Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the six months ended April 30, 2022, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $235,920,000 and $274,085,000 respectively.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
5. CONCENTRATION OF RISK
Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 2022, 56.0% of the securities in the portfolio of investments were backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency, was 25.4% of total investments.
6. Interfund Lending
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2022, there were no outstanding loans. During the six months ended April 30, 2022, the program was not utilized.
7. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may continue for an extended period of time and has resulted in substantial economic volatility. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this
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outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2021 to April 30, 2022.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 11/1/2021	Ending Account Value 4/30/2022	Expenses Paid During Period[1]
Actual:
Wealth Shares	$1,000	$1,000.50	$0.89[2]
Service Shares	$1,000	$1,000.20	$1.19[3]
Cash II Shares	$1,000	$1,000.20	$1.24[4]
Cash Series Shares	$1,000	$1,000.20	$1.24[5]
Capital Shares	$1,000	$1,000.40	$0.99[6]
Hypothetical (assuming a 5% return before expenses):
Wealth Shares	$1,000	$1,023.90	$0.90[2]
Service Shares	$1,000	$1,023.60	$1.20[3]
Cash II Shares	$1,000	$1,023.55	$1.25[4]
Cash Series Shares	$1,000	$1,023.55	$1.25[5]
Capital Shares	$1,000	$1,023.80	$1.00[6]

1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Wealth Shares	0.18%
Service Shares	0.24%
Cash II Shares	0.25%
Cash Series Shares	0.25%
Capital Shares	0.20%

2
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Wealth Shares current Fee Limit of 0.28% (as reflected in the Notes to Financial Statements, Note 4 under
Expense Limitation), multiplied by the average account value over the period, multiplied by
181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $1.39 and $1.41, respectively.

3
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Service Shares current Fee Limit of 0.53% (as reflected in the Notes to Financial Statements, Note 4 under
Expense Limitation), multiplied by the average account value over the period, multiplied by
181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $2.63 and $2.66, respectively.

4
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Cash II Shares current Fee Limit of 0.68% (as reflected in the Notes to Financial Statements, Note 4 under
Expense Limitation), multiplied by the average account value over the period, multiplied by
181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $3.37 and $3.41, respectively.

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5
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Cash Series Shares current Fee Limit of 1.03% (as reflected in the Notes to Financial Statements, Note 4 under
Expense Limitation), multiplied by the average account value over the period, multiplied by
181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $5.11 and $5.17, respectively.

6
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Capital Shares current Fee Limit of 0.38% (as reflected in the Notes to Financial Statements, Note 4 under
Expense Limitation), multiplied by the average account value over the period, multiplied by
181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $1.88 and $1.91, respectively.

Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2021
federated california municipal cash trust (the “Fund”)
At its meetings in May 2021 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional
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matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the Adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate) and comments on the reasons for the Fund’s performance; the Fund’s investment objectives; the Fund’s expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring and managing the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”), which include a comprehensive array of funds with different investment objectives, policies and strategies, and the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Hermes Funds and Federated Hermes’ affiliates that service them (including communications from regulatory agencies), as well as Federated Hermes’ responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Hermes Funds and/or Federated Hermes may be responding to them. The Board noted that its evaluation process is evolutionary and that the criteria considered and the emphasis placed on relevant criteria may change in recognition of changing circumstances in the mutual fund marketplace.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the
Semi-Annual Shareholder Report

fund, its benchmark, and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with a fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the Federated Hermes Funds.
In addition to considering the above-referenced factors, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that in the marketplace there are a range of investment options available to the Fund’s shareholders and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection
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with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the Federated Hermes Funds family, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the range of services provided to the Fund by the Adviser and its affiliates. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade execution capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser’s ability and experience in attracting and retaining qualified personnel to service the Fund. In addition, the Board noted that the Fund is a money market mutual fund that operates in accordance with the limitations set forth in Rule 2a-7 under the 1940 Act. In this connection, the Board considered the expertise of the Adviser in managing money market funds, its extensive experience with the requirements of Rule 2a-7 and its commitment to managing the Fund in accordance with these requirements. The Fund’s ability to deliver competitive performance when compared to its Performance Peer Group (as defined below) was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund’s investment program. The Board also considered the additional yield support provided by the Adviser and/or its affiliates, in the form of voluntary fee waivers and/or expense reimbursements, in order for the Fund to maintain a positive yield.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes in 2018, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to have access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters.
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The Board considered the quality of the Adviser’s communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Fund and other Federated Hermes Funds. In this regard, the Board took into account the Adviser’s communications with the Board in light of the market volatility amidst the pandemic. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding the Adviser’s regulatory and compliance environment. The Board considered the Adviser’s compliance program, compliance history, and reports from the CCO about the Adviser’s compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and, in particular, the compliance-related resources devoted by the Adviser and its affiliates in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including the Adviser’s commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the designation of the Federated Hermes Funds’ investment advisers as the administrators of the Federated Hermes Funds’ liquidity risk management program.
The Board also considered discussions with Federated Hermes regarding the implementation of its business continuity plans and recognized steps taken by Federated Hermes to continue to provide the same nature, extent and quality of services to the Federated Hermes Funds during the pandemic. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate, including changes associated with the pandemic.
Based on these considerations, the Board concluded that the nature, extent and quality of the Adviser’s investment management and related services warrant the continuation of the Contract.
Fund Investment Performance
In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus. The Board also considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board
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throughout the year and in connection with the May Meetings. These reports include, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant investment categories and the Fund’s benchmark index, portfolio attribution information and commentary on the effect of current and recent market conditions.
The Board also reviewed comparative information regarding the performance of other mutual funds in the category of peer funds selected by iMoneyNet, an independent fund ranking organization (the “Performance Peer Group”), noting the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
For the one-year period ended December 31, 2020, the Fund’s performance was above the median of the Performance Peer Group. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Performance Peer Group.
Following such evaluation and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Contract.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by iMoneyNet (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall iMoneyNet category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall iMoneyNet category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board noted that it found the use of such comparisons to be relevant to its deliberations. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because such comparisons are believed to be more relevant. The Board considered that other mutual funds are the products most like the Fund, in that they are readily available to Fund
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shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other mutual funds’ fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
The Board also received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-mutual fund clients (such as institutional separate accounts) and third-party unaffiliated mutual funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-mutual fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing, addressing different administrative responsibilities, and addressing different degrees of risk associated with management; and (vi) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s mutual fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Following such evaluation and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Contract.
Semi-Annual Shareholder Report

Profitability and Other Benefits
The Board also received financial information about Federated Hermes, including information regarding the compensation and ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. This information covered not only the fees under the Federated Hermes Funds’ investment advisory contracts, but also fees received by Federated Hermes’ affiliates for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds. In addition, the Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Hermes Fund shareholders and/or reported to the Board their intention to do so (or continue to do so) in the future. Moreover, the Board received and considered regular reports from Federated Hermes throughout the year as to the institution, adjustment or elimination of these voluntary waivers and/or reimbursements.
The Board received and considered information furnished by Federated Hermes, as requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. The allocation information, including the CCO’s view that cost allocations on a fund-by-fund basis may be unreliable, was considered in the evaluation by the Board. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
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The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as personnel and processes for the portfolio management (including market data on which portfolio managers make investment decisions), trading operations, issuer engagement (including with respect to ESG matters), shareholder services, compliance, business continuity, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments (as well as the benefits of any economies of scale, should they exist) are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and that such waivers and reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board also considered reports on adviser-paid fees (commonly referred to as “revenue sharing”) that were provided to the Board throughout the year and in connection with the May Meetings. The Board considered the beliefs of Federated Hermes and the CCO that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fees as a fund attains a certain size.
Semi-Annual Shareholder Report

Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund was reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to approve the continuation of the existing arrangement.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400, Option #4. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings as of the close of each month on “Form N-MFP.” Form N-MFP is available on the SEC’s website at sec.gov. You may access Form N-MFP via the link to the Fund and share class name at FederatedInvestors.com.
Semi-Annual Shareholder Report

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.
Semi-Annual Shareholder Report

Federated Hermes California Municipal Cash Trust
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N369
CUSIP 60934N351
CUSIP 60934N179
CUSIP 608919403
CUSIP 608919502
0041609 (6/22)
© 2022 Federated Hermes, Inc.

Semi-Annual Shareholder Report
April 30, 2022

Share Class | Ticker	Wealth | CAIXX

Federated Hermes California Municipal Cash Trust

A Portfolio of Federated Hermes Money Market Obligations Trust
Dear Valued Shareholder,
We are pleased to present the Semi-Annual Shareholder Report for your fund covering the period from November 1, 2021 through April 30, 2022. This report includes a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedInvestors.com offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on Twitter (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,

J. Christopher Donahue, President
The Fund is a Retail Money Market Fund and is only available for investment to accounts beneficially owned by natural persons.

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At April 30, 2022, the Fund’s portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	69.3%
Commercial Paper	27.9%
Municipal Notes	2.7%
Other Assets and Liabilities—Net[2]	0.1%
TOTAL	100%

1	See the Fund’s Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
At April 30, 2022, the Fund’s effective maturity schedule1 was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	55.1%
8-30 Days	4.2%
31-90 Days	27.3%
91-180 Days	10.7%
181 Days or more	2.6%
Other Assets and Liabilities—Net[2]	0.1%
Total	100%

1	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
1

Portfolio of Investments
April 30, 2022 (unaudited)
Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— 99.9%
		California— 99.9%
$ 2,440,000		Alameda County, CA IDA (Santini Foods, Inc.), (Series 2010A) Weekly VRDNs, (Comerica Bank LOC), 0.530%, 5/5/2022	$ 2,440,000
165,000		Alameda County, CA IDA Recovery Zone Facility (Dale Hardware, Inc.), (Series 2010) Weekly VRDNs, (Comerica Bank LOC), 0.530%, 5/5/2022	165,000
9,960,000		Alvord, CA USD, Tender Option Bond Trust Certificates (2016-XG0089) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 0.520%, 5/5/2022	9,960,000
3,365,000		Banning, CA USD, Tender Option Bond Trust Certificates (Series 2017-XF2440) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 0.520%, 5/5/2022	3,365,000
4,000,000		Beaumont, CA Public Improvement Authority, Tender Option Bond Trust Certificates (Series 2018-ZF2715) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 0.520%, 5/5/2022	4,000,000
3,320,000		Calexico, CA USD, Tender Option Bond Trust Certificates (2017-XG0118) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 0.520%, 5/5/2022	3,320,000
17,500,000		California Educational Facilities Authority (Stanford University), (Series S-1), CP, 1.470%, Mandatory Tender 12/6/2022	17,500,000
1,200,000		California Educational Facilities Authority (Stanford University), (Series S-4), CP, 1.470%, Mandatory Tender 12/6/2022	1,200,000
645,000		California Enterprise Development Authority (Humane Society Silicon Valley), (Series 2008) Weekly VRDNs, (FHLB of San Francisco LOC), 0.460%, 5/5/2022	645,000
52,245,000		California Health Facilities Financing Authority (Dignity Health (Catholic Healthcare West)), Golden Blue (Series 2017-004) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 0.560%, 5/5/2022	52,245,000
15,000,000		California Health Facilities Financing Authority (Kaiser Permanente), (Series 2006D), CP, 0.930%, Mandatory Tender 9/8/2022	15,000,000
13,000,000		California Health Facilities Financing Authority (Kaiser Permanente), (Series 2006E), CP, 0.170%, Mandatory Tender 6/8/2022	13,000,000
4,705,000		California Health Facilities Financing Authority (Kaiser Permanente), (Series 2006E), CP, 0.520%, Mandatory Tender 6/15/2022	4,705,000
5,000,000		California Health Facilities Financing Authority (Kaiser Permanente), RBC Muni Products (Series G-44) TOBs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.590%, Optional Tender 5/2/2022	5,000,000
1,932,000		California Health Facilities Financing Authority (Stanford Health Care), (2008 Series B-2) TOBs, 0.470%, Mandatory Tender 5/11/2022	1,932,000
11,890,000		California Health Facilities Financing Authority (Sutter Health), Tender Option Bond Trust Receipts (Series 2018-XF0622) Weekly VRDNs, (Toronto Dominion Bank LIQ), 0.490%, 5/5/2022	11,890,000
4,260,000		California HFA Multi-Family (Hope on Broadway LP), Tender Option Bond Trust Receipts (2021-XF2928) Weekly VRDNs, (GTD by Mizuho Bank Ltd.)/(Mizuho Bank Ltd. LIQ), 0.640%, 5/5/2022	4,260,000
Semi-Annual Shareholder Report
2

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		California— continued
$ 8,575,000		California Infrastructure & Economic Development Bank (St. Margaret of Scotland Episcopal School), (Series 2008) Monthly VRDNs, (FHLB of San Francisco LOC), 0.750%, 5/1/2022	$ 8,575,000
17,585,000		California Municipal Finance Authority (CHF-Davis II LLC), Tender Option Bond Trust Receipts (Series 2021-XL0173) Weekly VRDNs, (Build America Mutual Assurance INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.530%, 5/5/2022	17,585,000
18,830,000		California Municipal Finance Authority (Montague Parkway Associates LP), Tender Option Bond Trust Floater Certificates (2020-MIZ9041) Weekly VRDNs, (GTD by FHLMC)/(Mizuho Bank Ltd. LIQ), 0.530%, 5/5/2022	18,830,000
1,740,000		California PCFA (Big Bear Disposal, Inc.), (Series 2010) Weekly VRDNs, (MUFG Union Bank, N.A. LOC), 0.530%, 5/4/2022	1,740,000
7,520,000		California State Department of Water Resources, (Series 1), CP, 0.600%, Mandatory Tender 5/17/2022	7,520,000
2,500,000		California State University Institute, (Series A), CP, (State Street Bank and Trust Co. LOC)/(Wells Fargo Bank, N.A. LOC), 0.550%, Mandatory Tender 6/2/2022	2,500,000
5,000,000		California State, (Series 2011A-2), CP, (Royal Bank of Canada LOC), 0.500%, Mandatory Tender 5/11/2022	5,000,000
1,360,000		California State, Tender Option Bond Trust Receipts (Series 2020-XF0935) Weekly VRDNs, (Bank of America N.A. LIQ), 0.470%, 5/5/2022	1,360,000
2,980,000		California Statewide Communities Development Authority (Essex Monarch La Brea Apartments LP), Tender Option Bond Trust Floater Certificates (Series 2019-MIZ9012) VRENs, (GTD by Mizuho Bank Ltd.)/(Mizuho Bank Ltd. LIQ), 0.690%, 5/5/2022	2,980,000
20,000,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2004E), CP, 0.850%, Mandatory Tender 8/11/2022	20,000,000
9,435,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2004K), CP, 0.800%, Mandatory Tender 7/14/2022	9,435,000
5,000,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2008B), CP, 0.400%, Mandatory Tender 5/5/2022	5,000,000
25,000,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2009B-1), CP, 0.830%, Mandatory Tender 8/4/2022	25,000,000
12,500,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2009B-4), CP, 0.140%, Mandatory Tender 5/3/2022	12,500,000
10,000,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2009D), CP, 0.170%, Mandatory Tender 6/9/2022	10,000,000
5,600,000		California Statewide Communities Development Authority MFH (Beaumont CA Leased Housing Associates I, LP), (2010 Series B: Mountain View Apartments) Weekly VRDNs, (FHLMC LOC), 0.520%, 5/5/2022	5,600,000
31,000,000		California Statewide Communities Development Authority MFH (Uptown Newport Building Owner, LP), (2017 Series AA: One Uptown Newport Apartments) Weekly VRDNs, (Comerica Bank LOC), 0.490%, 5/5/2022	31,000,000
3,040,000		Central, CA USD, Tender Option Bond Trust Receipts (Series 2019-XF0758) Weekly VRDNs, (Toronto Dominion Bank LIQ), 0.480%, 5/5/2022	3,040,000
Semi-Annual Shareholder Report
3

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		California— continued
$ 3,600,000		Central, CA Union High School District, Tender Option Bond Trust Receipts (Series 2019-XF0759) Weekly VRDNs, (Toronto Dominion Bank LIQ), 0.480%, 5/5/2022	$ 3,600,000
2,000,000		Chino Valley, CA USD, Tender Option Bond Trust Receipts (Series 2020-XF0922) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.470%, 5/5/2022	2,000,000
8,590,000		College of the Sequoias, CA CCD (Tulare Area Improvement District No. 3), Tender Option Bond Trust Certificates (Series 2021-XF2937) Weekly VRDNs, (Morgan Stanley Bank, N.A. LIQ), 0.490%, 5/5/2022	8,590,000
8,000,000		Compton, CA USD, Tender Option Bond Trust Receipts (2019-XM0764) Weekly VRDNs, (Build America Mutual Assurance INS)/(Royal Bank of Canada LIQ), 0.490%, 5/5/2022	8,000,000
4,655,000		Davis Joint USD, CA, Tender Option Bond Trust Certificates (Series 2019-XM0730) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Barclays Bank PLC LIQ), 0.520%, 5/5/2022	4,655,000
3,730,000		Downey, CA USD, Tender Option Bond Trust Receipts (Series 2021-XF1224) Weekly VRDNs, (Royal Bank of Canada LIQ), 0.470%, 5/5/2022	3,730,000
2,105,000		Elk Grove, CA USD, Tender Option Bond Trust Receipts (Series 2017-XG0127) Weekly VRDNs, (Bank of America N.A. LIQ), 0.480%, 5/5/2022	2,105,000
2,000,000		Escondido, CA, RBC Muni Products (Series G-77) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.470%, 5/5/2022	2,000,000
13,710,000		Folsom Cordova, CA USD (School Facilities Improvement District No. 3), Tender Option Bond Trust Certificates (Series 2019-XM0744) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 0.490%, 5/5/2022	13,710,000
8,875,000		Foothill/Eastern Transportation Corridor Agency, CA, Tender Option Bond Trust Certificates (2019-XL011) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Barclays Bank PLC LIQ), 0.520%, 5/5/2022	8,875,000
2,000,000		Grossmont-Cuyamaca, CA CCD, Tender Option Bond Trust Receipts (Series 2018-XG0188) Weekly VRDNs, (Royal Bank of Canada LIQ), 0.470%, 5/5/2022	2,000,000
460,000		Hollister, CA Redevelopment Agency (San Benito County Community Services Development Corp.), (Series 2004) Weekly VRDNs, (MUFG Union Bank, N.A. LOC), 0.480%, 5/5/2022	460,000
6,387,000		Irvine, CA Assessment District No. 93-14 Daily VRDNs, (Sumitomo Mitsui Banking Corp. LOC), 0.290%, 5/2/2022	6,387,000
1,875,000		Long Beach, CA Harbor Department (Port of Long Beach), Tender Option Bond Trust Receipts (Series 2020-XM0865) Weekly VRDNs, (Bank of America N.A. LIQ), 0.470%, 5/5/2022	1,875,000
3,000,000		Los Angeles County, CA Capital Asset Leasing Corporation, (Series C), CP, (Wells Fargo Bank, N.A. LOC), 0.800%, Mandatory Tender 6/15/2022	3,000,000
2,250,000		Los Angeles County, CA Facilities, Inc. (Los Angeles County, CA), Tender Option Bond Trust Receipts (2019-XM0750) Weekly VRDNs, (Bank of America N.A. LIQ), 0.480%, 5/5/2022	2,250,000
Semi-Annual Shareholder Report
4

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		California— continued
$34,770,000
Los Angeles County, CA Housing Authority MFH (The Solemint Heights
Partnership), Tender Option Bond Trust Floater Certificates
(Series 2020-MIZ9039) Weekly VRDNs, (GTD by FHLMC)/(Mizuho Bank
Ltd. LIQ), 0.530%, 5/5/2022
			$ 34,770,000
5,000,000		Los Angeles County, CA TRANs, 4.000%, 6/30/2022	5,029,856
6,025,000		Los Angeles County, CA, Tender Option Bond Trust Receipts (Series 2015-ZF0183) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.470%, 5/5/2022	6,025,000
3,000,000		Los Angeles, CA Department of Water & Power (Water Works/System), Tender Option Bond Trust Receipts (Series 2017-XG0121) Weekly VRDNs, (Bank of America N.A. LIQ), 0.470%, 5/5/2022	3,000,000
740,000		Los Angeles, CA MFH Revenue Bonds (Hope on Broadway LP), Tender Option Bond Trust Receipts (Series 2021-XF2929) Weekly VRDNs, (GTD by Mizuho Bank Ltd.)/(Mizuho Bank Ltd. LIQ), 0.640%, 5/5/2022	740,000
5,000,000		Los Angeles, CA TRANs, 4.000%, 6/23/2022	5,028,126
2,885,000		Los Angeles, CA USD, Tender Option Bond Trust Receipts (Series 2018-XM0703) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.470%, 5/5/2022	2,885,000
4,985,000		Lucia Mar, CA USD, Tender Option Bond Trust Receipts (Series 2018-XG0181) Weekly VRDNs, (Bank of America N.A. LIQ), 0.480%, 5/5/2022	4,985,000
3,000,000		Mountain House, CA Financing Authority (Mountain House, CA Community Services District), Tender Option Bond Trust Receipts (Series 2020-ZF2921) Weekly VRDNs, (Build America Mutual Assurance INS)/(Morgan Stanley Bank, N.A. LIQ), 0.520%, 5/5/2022	3,000,000
1,000,000		Municipal Improvement Corporation of Los Angeles, CA, (Series A-2), CP, (Bank of America N.A. LOC), 0.680%, Mandatory Tender 5/10/2022	1,000,000
10,250,000		Municipal Improvement Corporation of Los Angeles, CA, (Series A-3), CP, (U.S. Bank, N.A. LOC), 0.750%, Mandatory Tender 5/24/2022	10,250,000
4,845,000		New Haven, CA USD, Tender Option Bond Trust Receipts (Series 2020-XF0893) Weekly VRDNs, (Royal Bank of Canada LIQ), 0.470%, 5/5/2022	4,845,000
7,435,000		Norwalk-La Mirada, CA USD, Tender Option Bond Trust Certificates (Series 2021-XL0171) Weekly VRDNs, (Wells Fargo Bank, N.A. LIQ), 0.470%, 5/5/2022	7,435,000
2,490,000		Norwalk-La Mirada, CA USD, Tender Option Bond Trust Receipts (Series 2020-XM0810) Weekly VRDNs, (Royal Bank of Canada LIQ), 0.470%, 5/5/2022	2,490,000
12,700,000		Nuveen California AMT-Free Quality Municipal Income Fund, (Series 3) Weekly VRDPs, (Toronto Dominion Bank LIQ), 0.480%, 5/5/2022	12,700,000
2,505,000		Oxnard, CA School District, (Series 2018 G-8) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.470%, 5/5/2022	2,505,000
1,190,000		Pittsburg, CA USD, Tender Option Bond Trust Receipts (Series 2017-XF0578) Weekly VRDNs, (TD Bank, N.A. LIQ), 0.490%, 5/5/2022	1,190,000
Semi-Annual Shareholder Report
5

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		California— continued
$ 550,000		Pomona, CA USD, Tender Option Bond Trust Certificates (2021-XG0337) Weekly VRDNs, (Build America Mutual Assurance INS)/(Wells Fargo Bank, N.A. LIQ), 0.480%, 5/5/2022	$ 550,000
17,000,000		River Islands, CA Public Financing Authority, Tender Option Bond Trust Floater Certificates (2019-MIZ9003) VRENs, (GTD by Mizuho Bank Ltd.)/(Mizuho Bank Ltd. LIQ), 0.690%, 5/5/2022	17,000,000
12,570,000		Riverside County, CA Public Financing Authority (Riverside County, CA), Tender Option Bond Trust Receipt (2017-ZF0538) Weekly VRDNs, (Royal Bank of Canada LIQ), 0.540%, 5/5/2022	12,570,000
3,000,000		Sacramento, CA Area Flood Control Agency Consolidated Capital Assessment District No. 2, RBC Muni Products (Series G-118) TOBs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.590%, Optional Tender 10/3/2022	3,000,000
6,000,000		Sacramento, CA Municipal Utility District, Tender Option Bond Trust Receipts (Series 2020-ZF0943) Weekly VRDNs, (Toronto Dominion Bank LIQ), 0.470%, 5/5/2022	6,000,000
2,125,000		San Bernardino, CA CCD, Tender Option Bond Trust Receipts (Series 2019-XF0786) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.470%, 5/5/2022	2,125,000
10,000,000		San Diego County, CA Water Authority, CP Notes (Series 10), CP, 0.580%, Mandatory Tender 6/1/2022	10,000,000
3,000,000		San Diego, CA USD, RBC Muni Products (Series 2018-G51) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.470%, 5/5/2022	3,000,000
1,185,000		San Diego, CA USD, Tender Option Bond Trust Certificates (Series 2021-XL0175) Weekly VRDNs, (Wells Fargo Bank, N.A. LIQ), 0.470%, 5/5/2022	1,185,000
5,027,000		San Diego, CA Water Utility Fund, (Series A), CP, (Bank of America N.A. LOC), 0.180%, Mandatory Tender 5/16/2022	5,027,000
8,318,000		San Diego, CA Water Utility Fund, (Series A), CP, (Bank of America N.A. LOC), 0.680%, Mandatory Tender 7/6/2022	8,318,000
2,000,000		San Diego, CA Water Utility Fund, (Series A), CP, (Bank of America N.A. LOC), 0.710%, Mandatory Tender 6/9/2022	2,000,000
25,000,000		San Francisco, CA City and County (Transbay Block 8 Tower Apartments Obligated Group), Mizuho 3a-7 (2021-MIZ9063) VRENs, (GTD by Mizuho Bank Ltd.)/(Mizuho Bank Ltd. LIQ), 0.690%, 5/5/2022	25,000,000
3,330,000		San Francisco, CA Public Utilities Commission (Water Enterprise), Tender Option Bond Trust Receipts (Series 2018-XF0607) Weekly VRDNs, (TD Bank, N.A. LIQ), 0.470%, 5/5/2022	3,330,000
2,230,000		San Mateo County, CA CCD, Tender Option Bond Trust Certificates (Series 2018-XM0712) Weekly VRDNs, (Morgan Stanley Bank, N.A. LIQ), 0.470%, 5/5/2022	2,230,000
479,000		Santa Barbara, CA USD, Tender Option Bond Trust Receipts (Series 2019-XF0791) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.470%, 5/5/2022	479,000
15,000,000		Santa Clara Valley, CA Water District, (Series A), CP, (MUFG Bank Ltd. LOC), 1.050%, Mandatory Tender 8/2/2022	15,000,000
Semi-Annual Shareholder Report
6

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		California— continued
$ 3,000,000		Sonoma County, CA Junior College District, (Series 2018 G-6) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.470%, 5/5/2022	$ 3,000,000
4,000,000		South Coast, CA Water District, Tender Option Bond Trust Certificates (Series 2020-XL0151) Weekly VRDNs, (Morgan Stanley Bank, N.A. LIQ), 0.470%, 5/5/2022	4,000,000
2,410,000		Southwestern CCD, CA, Tender Option Bond Trust Receipts (Series 2015-ZF0250) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.470%, 5/5/2022	2,410,000
4,750,000		Sweetwater, CA Union High School District, RBC Muni Products, Inc. Trust (Series G-95) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.470%, 5/5/2022	4,750,000
8,490,000		Twin Rivers, CA USD, Tender Option Bond Trust Certificates (Series 2017-XF2442) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 0.520%, 5/5/2022	8,490,000
3,650,000		University of California (The Regents of), (2013 Series AL-4) Daily VRDNs, 0.260%, 5/2/2022	3,650,000
2,675,000		University of California (The Regents of), Tender Option Bond Trust Receipts (2016-XF0524) Weekly VRDNs, (TD Bank, N.A. LIQ), 0.470%, 5/5/2022	2,675,000
1,500,000		University of California (The Regents of), Tender Option Bond Trust Receipts (Series 2018-ZM0660) Weekly VRDNs, (Bank of America N.A. LIQ), 0.470%, 5/5/2022	1,500,000
2,220,000		University of California (The Regents of), Tender Option Bond Trust Receipts (Series 2020-XF0921) Weekly VRDNs, (Toronto Dominion Bank LIQ), 0.470%, 5/5/2022	2,220,000
19,480,000		Victor Valley, CA CCD, Tender Option Bond Trust Receipts (Series 2020-XM0864) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.490%, 5/5/2022	19,480,000
45,000		Victorville, CA Joint Powers Financing Authority (Victorville, CA), (Series 2007A: Cogeneration Facility) Weekly VRDNs, (BNP Paribas SA LOC), 0.470%, 5/5/2022	45,000
13,585,000		Western Placer, CA USD, Tender Option Bond Trust Receipts (Series 2017-XG0152) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Barclays Bank PLC LIQ), 0.520%, 5/5/2022	13,585,000
19,875,000		Whittier, CA Health Facility Revenue Bonds (Presbyterian Intercommunity Hospital Obligated Group), Golden Blue 3a-7 (Series 2018-030) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 0.560%, 5/5/2022	19,875,000
5,357,000		Yosemite, CA CCD, Tender Option Bond Trust Receipts (Series 2019-XF0772) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.470%, 5/5/2022	5,357,000
		TOTAL INVESTMENT IN SECURITIES—99.9% (AT AMORTIZED COST)[2]	727,257,982
		OTHER ASSETS AND LIABILITIES - NET—0.1%[3]	808,432
		TOTAL NET ASSETS—100%	$728,066,414
Semi-Annual Shareholder Report
7

At April 30, 2022, the Fund held no securities that are subject to the federal alternative minimum tax (AMT) (unaudited).
1
Current rate and current maturity or next reset date shown for floating rate notes and variable rate notes/demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

2	Also represents cost for federal tax purposes.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2022.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
In valuing the Fund’s assets as of April 30, 2022, all investments of the Fund are valued using amortized cost, which is a methodology utilizing Level 2 inputs.
The following acronym(s) are used throughout this portfolio:
CCD	—Community College District
CP	—Commercial Paper
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corporation
GTD	—Guaranteed
HFA	—Housing Finance Authority
IDA	—Industrial Development Authority
INS	—Insured
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
MFH	—Multi-Family Housing
PCFA	—Pollution Control Finance Authority
TOBs	—Tender Option Bonds
TRANs	—Tax and Revenue Anticipation Notes
USD	—United States Dollar
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
VRENs	—Variable Rate Extendible Notes
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
8

Financial Highlights–Wealth Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2022	Year Ended October 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.005	0.013	0.011	0.006
Net realized gain (loss)	0.000[1]	0.000[1]	0.000[1]	(0.000)[1]	(0.000)[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.005	0.013	0.011	0.006
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.005)	(0.013)	(0.011)	(0.006)
Distributions from net realized gain	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.005)	(0.013)	(0.011)	(0.006)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.05%	0.02%	0.53%	1.28%	1.10%	0.56%
Ratios to Average Net Assets:
Net expenses[3]	0.18%[4]	0.13%	0.27%	0.28%	0.28%	0.28%
Net investment income	0.07%[4]	0.01%	0.54%	1.25%	1.10%	0.58%
Expense waiver/reimbursement[5]	0.25%[4]	0.29%	0.15%	0.14%	0.19%	0.29%
Supplemental Data:
Net assets, end of period (000 omitted)	$323,530	$333,923	$584,821	$678,115	$372,325	$156,974

1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
The financial highlights of the Service Shares, Class II Shares, Cash Series Shares and Capital Shares are presented separately.
Semi-Annual Shareholder Report
9

Statement of Assets and Liabilities
April 30, 2022 (unaudited)

Assets:
Investment in securities, at amortized cost and fair value	$727,257,982
Cash	130,177
Income receivable	935,911
Receivable for shares sold	5,078
Total Assets	728,329,148
Liabilities:
Payable for shares redeemed	33,216
Income distribution payable	5,558
Payable for investment adviser fee (Note 4)	6,113
Payable for administrative fee (Note 4)	3,123
Payable for transfer agent fees (Note 2)	36,221
Payable for legal fees	16,089
Payable for custodian fees	9,925
Payable for portfolio accounting fees	45,571
Payable for distribution services fee (Note 4)	35,965
Payable for other service fees (Notes 2 and 4)	66,837
Accrued expenses (Note 4)	4,116
Total Liabilities	262,734
Net assets for 728,065,418 shares outstanding	$728,066,414
Net Assets Consist of:
Paid-in capital	$728,065,383
Total distributable earnings (loss)	1,031
Total Net Assets	$728,066,414
Semi-Annual Shareholder Report
10

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Wealth Shares:
$323,530,479 ÷ 323,525,687 shares outstanding, no par value, unlimited shares authorized	$1.00
Service Shares:
$98,056,044 ÷ 98,057,221 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash II Shares:
$229,133,447 ÷ 229,134,461 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash Series Shares:
$27,271,173 ÷ 27,271,323 shares outstanding, no par value, unlimited shares authorized	$1.00
Capital Shares:
$50,075,271 ÷ 50,076,726 shares outstanding, no par value, unlimited shares authorized	$1.00
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
11

Statement of Operations
Six Months Ended April 30, 2022 (unaudited)

Investment Income:
Interest	$960,766
Expenses:
Investment adviser fee (Note 4)	1,112,235
Administrative fee (Note 4)	291,073
Custodian fees	11,606
Transfer agent fees (Note 2)	190,152
Directors’/Trustees’ fees (Note 4)	2,116
Auditing fees	10,413
Legal fees	1,568
Portfolio accounting fees	88,856
Distribution services fee (Note 4)	322,363
Other service fees (Notes 2 and 4)	492,500
Share registration costs	46,048
Printing and postage	14,558
Miscellaneous (Note 4)	6,228
TOTAL EXPENSES	2,589,716
Waivers and Reimbursements:
Waiver of investment adviser fee (Note 4)	(881,509)
Waivers/reimbursements of other operating expenses (Notes 2 and 4)	(899,684)
TOTAL WAIVERS AND REIMBURSEMENTS	(1,781,193)
Net expenses	808,523
Net investment income	152,243
Net realized loss on investments	(20,674)
Change in net assets resulting from operations	$131,569
See Notes which are an integral part of the Financial Statements
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12

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2022	Year Ended 10/31/2021
Increase (Decrease) in Net Assets
Operations:
Net investment income	$152,243	$94,557
Net realized gain (loss)	(20,674)	113,902
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	131,569	208,459
Distributions to Shareholders:
Wealth Shares	(165,923)	(111,257)
Service Shares	(23,547)	(29,754)
Cash II Shares	(46,518)	(56,378)
Cash Series Shares	(5,757)	(6,659)
Capital Shares	(23,423)	(24,301)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(265,168)	(228,349)
Share Transactions:
Proceeds from sale of shares	400,563,943	1,030,866,846
Net asset value of shares issued to shareholders in payment of distributions declared	217,886	175,246
Cost of shares redeemed	(433,547,260)	(1,427,210,020)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(32,765,431)	(396,167,928)
Change in net assets	(32,899,030)	(396,187,818)
Net Assets:
Beginning of period	760,965,444	1,157,153,262
End of period	$728,066,414	$760,965,444
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
13

Notes to Financial Statements
April 30, 2022 (unaudited)
1. ORGANIZATION
Federated Hermes Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 16 portfolios. The financial statements included herein are only those of Federated Hermes California Municipal Cash Trust (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers five classes of shares: Wealth Shares, Service Shares, Cash II Shares, Cash Series Shares and Capital Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income exempt from federal regular income tax and the personal income taxes imposed by the State of California consistent with stability of principal. Interest income from the Fund’s investments may be subject to the federal AMT for individuals.
The Fund operates as a retail money market fund. As a retail money market fund, the Fund: (1) will generally continue to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); (2) has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons as required for a retail money market fund by Rule 2a-7 under the Act; and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund’s weekly liquid assets were to fall below a designated threshold, if the Fund’s Board of Trustees (the “Trustees”) determines such liquidity fees or redemption gates are in the best interest of the Fund.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
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14

The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. Amortization/accretion of premium and discount is included in investment income. The detail of the total fund expense waivers and reimbursements of $1,781,193 is disclosed in various locations in this Note 2 and Note 4. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Transfer Agent Fees
For the six months ended April 30, 2022, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed	Transfer Agent Fees Waived by Unaffiliated Third Parties
Wealth Shares	$5,768	$(2,027)	$—
Service Shares	35,591	(18,870)	(15,455)
Cash II Shares	116,334	(58,938)	(54,546)
Cash Series Shares	12,121	(5,294)	(6,485)
Capital Shares	20,338	(15,829)	(3,794)
TOTAL	$190,152	$(100,958)	$(80,280)
Semi-Annual Shareholder Report
15

Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Wealth Shares, Service Shares, Cash II Shares, Cash Series Shares and Capital Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time.
For the six months ended April 30, 2022, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed	Other Service Fees Waived by Unaffiliated Third Parties
Service Shares	$131,497	$(486)	$(99,793)
Cash II Shares	295,763	(47)	(263,252)
Cash Series Shares	35,501	—	(35,501)
Capital Shares	29,739	(87)	(22,653)
TOTAL	$492,500	$(620)	$(421,199)
For the six months ended April 30, 2022, the Fund’s Wealth Shares did not incur other service fees.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2022, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2022, tax years 2018 through 2021 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being
Semi-Annual Shareholder Report
16

registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 4/30/2022		Year Ended 10/31/2021
Wealth Shares:	Shares	Amount	Shares	Amount
Shares sold	164,978,863	$164,978,863	292,821,927	$292,821,927
Shares issued to shareholders in payment of distributions declared	123,512	123,512	63,937	63,937
Shares redeemed	(175,440,369)	(175,440,369)	(543,765,669)	(543,765,669)
NET CHANGE RESULTING FROM WEALTH SHARE TRANSACTIONS	(10,337,994)	$(10,337,994)	(250,879,805)	$(250,879,805)
	Six Months Ended 4/30/2022		Year Ended 10/31/2021
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	110,090,388	$110,090,388	162,153,743	$162,153,743
Shares issued to shareholders in payment of distributions declared	18,745	18,745	24,371	24,371
Shares redeemed	(119,006,251)	(119,006,251)	(204,967,112)	(204,967,112)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(8,897,118)	$(8,897,118)	(42,788,998)	$(42,788,998)
	Six Months Ended 4/30/2022		Year Ended 10/31/2021
Cash II Shares:	Shares	Amount	Shares	Amount
Shares sold	77,903,970	$77,903,970	368,018,766	$368,018,766
Shares issued to shareholders in payment of distributions declared	46,518	46,518	56,376	56,376
Shares redeemed	(83,886,127)	(83,886,127)	(395,567,211)	(395,567,211)
NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS	(5,935,639)	$(5,935,639)	(27,492,069)	$(27,492,069)
Semi-Annual Shareholder Report
17

	Six Months Ended 4/30/2022		Year Ended 10/31/2021
Cash Series Shares:	Shares	Amount	Shares	Amount
Shares sold	17,060,693	$17,060,693	77,147,133	$77,147,133
Shares issued to shareholders in payment of distributions declared	5,746	5,746	6,449	6,449
Shares redeemed	(17,532,276)	(17,532,276)	(82,969,632)	(82,969,632)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	(465,837)	$(465,837)	(5,816,050)	$(5,816,050)
	Six Months Ended 4/30/2022		Year Ended 10/31/2021
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	30,530,029	$30,530,029	130,725,277	$130,725,277
Shares issued to shareholders in payment of distributions declared	23,365	23,365	24,113	24,113
Shares redeemed	(37,682,237)	(37,682,237)	(199,940,396)	(199,940,396)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	(7,128,843)	$(7,128,843)	(69,191,006)	$(69,191,006)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(32,765,431)	$(32,765,431)	(396,167,928)	$(396,167,928)
4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.30% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the six months ended April 30, 2022, the Adviser voluntarily waived $881,509 of its fee. In addition, the Adviser voluntarily reimbursed $100,958 and $29,977 of transfer agent fees and other operating expenses, respectively.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Semi-Annual Shareholder Report
18

Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2022, the annualized fee paid to FAS was 0.079% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Cash II Shares and Cash Series Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Cash II Shares	0.20%
Cash Series Shares	0.60%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2022, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Cash II Shares	$237,122	$(190,767)
Cash Series Shares	85,241	(75,883)
TOTAL	$322,363	$(266,650)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares.
Other Service Fees
For the six months ended April 30, 2022, FSSC received $823 and reimbursed $620 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses, interest expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Wealth Shares, Service Shares, Cash II Shares, Cash Series Shares and Capital Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.28%, 0.53%, 0.68%, 1.03% and 0.38% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) March 1, 2023; or (b) the date of the Fund’s next effective Prospectus. While the
Semi-Annual Shareholder Report
19

Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the six months ended April 30, 2022, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $235,920,000 and $274,085,000 respectively.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
5. CONCENTRATION OF RISK
Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 2022, 56.0% of the securities in the portfolio of investments were backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency, was 25.4% of total investments.
6. Interfund Lending
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2022, there were no outstanding loans. During the six months ended April 30, 2022, the program was not utilized.
7. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may continue for an extended period of time and has resulted in substantial economic volatility. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this
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outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2021 to April 30, 2022.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 11/1/2021	Ending Account Value 4/30/2022	Expenses Paid During Period[1]
Actual	$1,000.00	$1,000.50	$0.89[2]
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,023.90	$0.90[2]

1
Expenses are equal to the Fund’s Wealth Shares annualized net expense ratio of 0.18%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period).

2
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Wealth Shares current Fee Limit of 0.28% (as reflected in the Notes to Financial Statements, Note 4 under
Expense Limitation), multiplied by the average account value over the period, multiplied by
181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $1.39 and $1.41, respectively.

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Evaluation and Approval of Advisory Contract–May 2021
federated california municipal cash trust (the “Fund”)
At its meetings in May 2021 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional
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matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the Adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate) and comments on the reasons for the Fund’s performance; the Fund’s investment objectives; the Fund’s expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring and managing the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”), which include a comprehensive array of funds with different investment objectives, policies and strategies, and the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Hermes Funds and Federated Hermes’ affiliates that service them (including communications from regulatory agencies), as well as Federated Hermes’ responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Hermes Funds and/or Federated Hermes may be responding to them. The Board noted that its evaluation process is evolutionary and that the criteria considered and the emphasis placed on relevant criteria may change in recognition of changing circumstances in the mutual fund marketplace.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the
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fund, its benchmark, and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with a fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the Federated Hermes Funds.
In addition to considering the above-referenced factors, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that in the marketplace there are a range of investment options available to the Fund’s shareholders and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection
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with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the Federated Hermes Funds family, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the range of services provided to the Fund by the Adviser and its affiliates. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade execution capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser’s ability and experience in attracting and retaining qualified personnel to service the Fund. In addition, the Board noted that the Fund is a money market mutual fund that operates in accordance with the limitations set forth in Rule 2a-7 under the 1940 Act. In this connection, the Board considered the expertise of the Adviser in managing money market funds, its extensive experience with the requirements of Rule 2a-7 and its commitment to managing the Fund in accordance with these requirements. The Fund’s ability to deliver competitive performance when compared to its Performance Peer Group (as defined below) was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund’s investment program. The Board also considered the additional yield support provided by the Adviser and/or its affiliates, in the form of voluntary fee waivers and/or expense reimbursements, in order for the Fund to maintain a positive yield.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes in 2018, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to have access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters.
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The Board considered the quality of the Adviser’s communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Fund and other Federated Hermes Funds. In this regard, the Board took into account the Adviser’s communications with the Board in light of the market volatility amidst the pandemic. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding the Adviser’s regulatory and compliance environment. The Board considered the Adviser’s compliance program, compliance history, and reports from the CCO about the Adviser’s compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and, in particular, the compliance-related resources devoted by the Adviser and its affiliates in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including the Adviser’s commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the designation of the Federated Hermes Funds’ investment advisers as the administrators of the Federated Hermes Funds’ liquidity risk management program.
The Board also considered discussions with Federated Hermes regarding the implementation of its business continuity plans and recognized steps taken by Federated Hermes to continue to provide the same nature, extent and quality of services to the Federated Hermes Funds during the pandemic. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate, including changes associated with the pandemic.
Based on these considerations, the Board concluded that the nature, extent and quality of the Adviser’s investment management and related services warrant the continuation of the Contract.
Fund Investment Performance
In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus. The Board also considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board
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throughout the year and in connection with the May Meetings. These reports include, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant investment categories and the Fund’s benchmark index, portfolio attribution information and commentary on the effect of current and recent market conditions.
The Board also reviewed comparative information regarding the performance of other mutual funds in the category of peer funds selected by iMoneyNet, an independent fund ranking organization (the “Performance Peer Group”), noting the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
For the one-year period ended December 31, 2020, the Fund’s performance was above the median of the Performance Peer Group. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Performance Peer Group.
Following such evaluation and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Contract.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by iMoneyNet (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall iMoneyNet category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall iMoneyNet category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board noted that it found the use of such comparisons to be relevant to its deliberations. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because such comparisons are believed to be more relevant. The Board considered that other mutual funds are the products most like the Fund, in that they are readily available to Fund
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shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other mutual funds’ fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
The Board also received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-mutual fund clients (such as institutional separate accounts) and third-party unaffiliated mutual funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-mutual fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing, addressing different administrative responsibilities, and addressing different degrees of risk associated with management; and (vi) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s mutual fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Following such evaluation and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Contract.
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Profitability and Other Benefits
The Board also received financial information about Federated Hermes, including information regarding the compensation and ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. This information covered not only the fees under the Federated Hermes Funds’ investment advisory contracts, but also fees received by Federated Hermes’ affiliates for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds. In addition, the Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Hermes Fund shareholders and/or reported to the Board their intention to do so (or continue to do so) in the future. Moreover, the Board received and considered regular reports from Federated Hermes throughout the year as to the institution, adjustment or elimination of these voluntary waivers and/or reimbursements.
The Board received and considered information furnished by Federated Hermes, as requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. The allocation information, including the CCO’s view that cost allocations on a fund-by-fund basis may be unreliable, was considered in the evaluation by the Board. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
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The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as personnel and processes for the portfolio management (including market data on which portfolio managers make investment decisions), trading operations, issuer engagement (including with respect to ESG matters), shareholder services, compliance, business continuity, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments (as well as the benefits of any economies of scale, should they exist) are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and that such waivers and reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board also considered reports on adviser-paid fees (commonly referred to as “revenue sharing”) that were provided to the Board throughout the year and in connection with the May Meetings. The Board considered the beliefs of Federated Hermes and the CCO that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fees as a fund attains a certain size.
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Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund was reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to approve the continuation of the existing arrangement.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400, Option #4. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings as of the close of each month on “Form N-MFP.” Form N-MFP is available on the SEC’s website at sec.gov. You may access Form N-MFP via the link to the Fund and share class name at FederatedInvestors.com.
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You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.
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Federated Hermes California Municipal Cash Trust
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N369
35087 (6/22)
© 2022 Federated Hermes, Inc.

Semi-Annual Shareholder Report
April 30, 2022

Share Class | Ticker	Institutional | FFTXX	Premier | FTFXX

Federated Hermes Institutional Tax-Free Cash Trust

A Portfolio of Federated Hermes Money Market Obligations Trust
Dear Valued Shareholder,
We are pleased to present the Semi-Annual Shareholder Report for your fund covering the period from November 1, 2021 through April 30, 2022. This report includes a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
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Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,

J. Christopher Donahue, President
The Fund operates as a “Floating Net Asset Value” Money Market Fund.
The Share Price will fluctuate. It is possible to lose money by investing in the Fund.

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At April 30, 2022, the Fund’s portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	98.5%
Commercial Paper	1.2%
Other Assets and Liabilities—Net[2]	0.3%
TOTAL	100%

1	See the Fund’s Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
At April 30, 2022, the Fund’s effective maturity schedule1 was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	99.7%
8-30 Days	0.0%
31-90 Days	0.0%
91-180 Days	0.0%
181 Days or more	0.0%
Other Assets and Liabilities—Net[2]	0.3%
Total	100%

1	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
1

Portfolio of Investments
April 30, 2022 (unaudited)
Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— 99.7%
		Alabama— 4.0%
$ 4,700,000		Alabama HFA MFH (Double Lake Ventures LLC), (2000 Series A:Turtle Lake) Weekly VRDNs, (FNMA LOC), 0.520%, 5/5/2022	$ 4,700,000
28,000,000		Mobile County, AL IDA Gulf Opportunity Zone (SSAB Alabama, Inc.), (Series 2011) Weekly VRDNs, (Nordea Bank Abp LOC), 0.500%, 5/5/2022	28,000,000
4,880,000		Mobile, AL IDB (HighProv, LLC), (Series 2006) Weekly VRDNs, (FHLB of Dallas LOC), 0.510%, 5/5/2022	4,880,000
12,285,000		Tuscaloosa County, AL Port Authority (Tuscaloosa Riverfront Development, LLC), (Series 2007: Gulf Opportunity Zone Bonds) Weekly VRDNs, (FHLB of Atlanta LOC), 0.490%, 5/5/2022	12,285,000
		TOTAL	49,865,000
		Alaska— 0.7%
9,080,000		Valdez, AK Marine Terminal (Exxon Pipeline Co.), (Series 1993 A) Daily VRDNs, (GTD by Exxon Mobil Corp.), 0.330%, 5/2/2022	9,080,000
		Arizona— 1.9%
4,000,000		Maricopa County, AZ, IDA Solid Waste Disposal (DC Paloma 2 LLC), (Series 2009) Weekly VRDNs, (CoBank, ACB LOC), 0.490%, 5/5/2022	4,000,000
20,000,000		Yavapai County, AZ IDA - Recovery Zone Facility (Skanon Investments, Inc.), (Series 2010: Drake Cement Project) Weekly VRDNs, (Bank of Nova Scotia, Toronto LOC), 0.480%, 5/5/2022	20,000,000
		TOTAL	24,000,000
		California— 3.9%
4,120,000		California Infrastructure & Economic Development Bank (Los Angeles Society for the Prevention of Cruelty to Animals), (Series 2002A) Weekly VRDNs, (Bank of New York Mellon, N.A. LOC), 0.460%, 5/5/2022	4,120,000
15,520,000		California Statewide Communities Development Authority MFH (Uptown Newport Building Owner, LP), (2017 Series BB: One Uptown Newport Apartments) Weekly VRDNs, (FHLB of Des Moines LOC), 0.480%, 5/5/2022	15,520,000
5,130,000		Hillsborough, CA Water and Sewer Systems, (Series 2006A) Weekly VRDNs, (Bank of the West, San Francisco, CA LIQ), 0.350%, 5/5/2022	5,130,000
3,450,000		San Diego County, CA (Museum of Contemporary Art San Diego), (Series 2004) Weekly VRDNs, (Northern Trust Co., Chicago, IL LOC), 0.460%, 5/5/2022	3,450,000
20,305,000		Victorville, CA Joint Powers Financing Authority (Victorville, CA), (Series 2007A: Cogeneration Facility) Weekly VRDNs, (BNP Paribas SA LOC), 0.470%, 5/5/2022	20,305,000
		TOTAL	48,525,000
		Connecticut— 1.5%
8,075,000		Connecticut Health and Educational Facilities Authority (Yale-New Haven Hospital), (Series 2013O) Weekly VRDNs, 0.460%, 5/4/2022	8,075,000
Semi-Annual Shareholder Report
2

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		Connecticut— continued
$10,930,000		Connecticut State Health & Educational Facilities (Yale-New Haven Hospital), (Series 2008C) Weekly VRDNs, 0.460%, 5/4/2022	$ 10,930,000
		TOTAL	19,005,000
		Florida— 11.5%
3,310,000		Coconut Creek, FL (Junior Achievement of South Florida, Inc.), (Series 2007) Weekly VRDNs, (TD Bank, N.A. LOC), 0.500%, 5/5/2022	3,310,000
16,100,000		Escambia County, FL Solid Waste Disposal (Gulf Power Co.) Daily VRDNs, 0.360%, 5/2/2022	16,100,000
11,200,000		Escambia County, FL Solid Waste Disposal (Gulf Power Co.), (First Series 2009) Daily VRDNs, 0.390%, 5/2/2022	11,200,000
10,000,000		Florida HFA (Woodlands Apartments), (Series 1985-SS) Weekly VRDNs, (Northern Trust Co., Chicago, IL LOC), 0.510%, 5/4/2022	10,000,000
23,970,000		Gainesville, FL Utilities Systems, (2012 Series B) Daily VRDNs, (Barclays Bank PLC LIQ), 0.320%, 5/2/2022	23,970,000
4,400,000		Hillsborough County, FL IDA (Baycare Health System), (Series 2020B) Daily VRDNs, (TD Bank, N.A. LOC), 0.320%, 5/2/2022	4,400,000
14,770,000		Jacksonville, FL EDC (JEA, FL Electric System), (Series 2000-A), CP, (U.S. Bank, N.A. LIQ), 0.500%, Mandatory Tender 5/4/2022	14,770,000
22,190,000		Jacksonville, FL PCR (Florida Power & Light Co.), (Series 1995) Daily VRDNs, 0.390%, 5/2/2022	22,190,000
25,000,000		JEA, FL Electric System, (Series Three 2008C-1: Senior Revenue Bonds) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.430%, 5/5/2022	25,000,000
3,595,000		JEA, FL Water & Sewer System, (2008 Series A-2: Subordinate Revenue Bonds) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.450%, 5/5/2022	3,595,000
4,050,000		JEA, FL Water & Sewer System, (2008 Series B: Senior Revenue Bonds) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.430%, 5/4/2022	4,050,000
2,300,000		Martin County, FL PCRB (Florida Power & Light Co.), (Series 2000) Daily VRDNs, 0.400%, 5/2/2022	2,300,000
2,200,000		West Palm Beach, FL, Utility System Variable Rate Revenue Bonds (Series 2008C) Weekly VRDNs, (Assured Guaranty Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.480%, 5/4/2022	2,200,000
		TOTAL	143,085,000
		Georgia— 0.3%
3,000,000		Monroe County, GA Development Authority Pollution Control (Gulf Power Co.), (1st Series Remarketing 2019) Daily VRDNs, 0.390%, 5/2/2022	3,000,000
		Illinois— 1.3%
3,500,000		Illinois Development Finance Authority (North Shore Senior Center), (Series 1999) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LOC), 0.490%, 5/4/2022	3,500,000
8,000,000		Illinois Finance Authority (University of Chicago Medical Center), (Series 2010A) Daily VRDNs, (Bank of America N.A. LOC), 0.320%, 5/2/2022	8,000,000
Semi-Annual Shareholder Report
3

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		Illinois— continued
$ 4,495,000		Southwestern Illinois Development Authority (Molinero, Inc.), (Series 2010) Weekly VRDNs, (BMO Harris Bank, N.A. LOC), 0.450%, 5/5/2022	$ 4,495,000
		TOTAL	15,995,000
		Indiana— 1.0%
4,990,000		Indiana Municipal Power Agency, (Series 2019 B) Daily VRDNs, (U.S. Bank, N.A. LOC), 0.360%, 5/2/2022	4,990,000
7,865,000		Valparaiso, IN EDRB (Pines Village Retirement Community, Inc.), (Series 2008) Weekly VRDNs, (Wells Fargo Bank, N.A. LOC), 0.550%, 5/5/2022	7,865,000
		TOTAL	12,855,000
		Iowa— 5.8%
11,810,000		Iowa Finance Authority - Health Facilities (UnityPoint Health), (Series 2013B-1) Daily VRDNs, (TD Bank, N.A. LOC), 0.320%, 5/2/2022	11,810,000
1,900,000		Iowa Finance Authority - Health Facilities (UnityPoint Health), (Series 2013B-2) Daily VRDNs, (TD Bank, N.A. LOC), 0.320%, 5/2/2022	1,900,000
3,600,000		Iowa Finance Authority (Cargill, Inc.), Midwestern Disaster Area EDRBs (Series 2009A) Weekly VRDNs, 0.490%, 5/5/2022	3,600,000
12,500,000		Iowa Finance Authority (Cargill, Inc.), Midwestern Disaster Area EDRBs (Series 2011A) Weekly VRDNs, 0.490%, 5/5/2022	12,500,000
41,500,000		Iowa Finance Authority (HF Chlor-Alkali, LLC), (Series 2012) Weekly VRDNs, (GTD by Cargill, Inc.), 0.490%, 5/5/2022	41,500,000
		TOTAL	71,310,000
		Kentucky— 1.6%
19,635,000		Boyle County, KY (Centre College, KY), (Series 2008A) Weekly VRDNs, (PNC Bank, N.A. LOC), 0.440%, 5/5/2022	19,635,000
		Louisiana— 9.6%
43,000,000		Baton Rouge, LA Industrial Development Board (Exxon Mobil Corp.), (Series 2010A) Daily VRDNs, (GTD by Exxon Mobil Corp.), 0.320%, 5/2/2022	43,000,000
1,150,000		Hammond Area Economic & Industrial Development District, LA (AGEM Management Services LLC) Weekly VRDNs, (FHLB of Dallas LOC), 0.550%, 5/5/2022	1,150,000
12,000,000		Louisiana Local Government Environmental Facilities CDA (Isidore Newman School), (Series 2002) Weekly VRDNs, (FHLB of Dallas LOC), 0.530%, 5/4/2022	12,000,000
3,040,000		Louisiana Local Government Environmental Facilities CDA (The Academy of the Sacred Heart of New Orleans), (Series 2004) Weekly VRDNs, (FHLB of Dallas LOC), 0.530%, 5/4/2022	3,040,000
3,350,000		Louisiana Local Government Environmental Facilities CDA (The Christ Episcopal Church in Covington), (Series 2004) Weekly VRDNs, (FHLB of Dallas LOC), 0.530%, 5/4/2022	3,350,000
400,000		Louisiana Public Facilities Authority (Air Products & Chemicals, Inc.), (Series 2007) Daily VRDNs, 0.300%, 5/2/2022	400,000
27,000,000		Louisiana Public Facilities Authority (Air Products & Chemicals, Inc.), (Series 2008A) Daily VRDNs, 0.310%, 5/2/2022	27,000,000
Semi-Annual Shareholder Report
4

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		Louisiana— continued
$25,000,000		Louisiana Public Facilities Authority (Air Products & Chemicals, Inc.), (Series 2008C) Daily VRDNs, 0.300%, 5/2/2022	$ 25,000,000
4,310,000		St. Tammany Parish Development District, LA (Main Street Holdings of St. Tammany, LLC), (Series 2006A) Weekly VRDNs, (FHLB of Dallas LOC), 0.510%, 5/5/2022	4,310,000
		TOTAL	119,250,000
		Michigan— 3.2%
16,200,000		Michigan Strategic Fund (Kroger Co.), (Series 2010) Weekly VRDNs, (Bank of Nova Scotia, Toronto LOC), 0.480%, 5/5/2022	16,200,000
12,060,000		St. Joseph, MI Hospital Finance Authority (Lakeland Hospitals at Niles & St. Joseph Obligated Group), (Series 2002) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.450%, 5/5/2022	12,060,000
11,535,000		St. Joseph, MI Hospital Finance Authority (Lakeland Hospitals at Niles & St. Joseph Obligated Group), (Series 2006) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.450%, 5/5/2022	11,535,000
		TOTAL	39,795,000
		Minnesota— 0.6%
7,500,000		Moorhead, MN (American Crystal Sugar Co.), Series 2020 Weekly VRDNs, (CoBank, ACB LOC), 0.500%, 5/5/2022	7,500,000
		Mississippi— 3.0%
37,400,000		Perry County, MS (Leaf River Cellulose LLC), (Series 2021) Weekly VRDNs, (GTD by Georgia-Pacific LLC), 0.490%, 5/5/2022	37,400,000
		Missouri— 2.5%
30,395,000		Kansas City, MO, H. Roe Bartle Convention Center (Series 2008E) Weekly VRDNs, (Sumitomo Mitsui Banking Corp. LOC), 0.470%, 5/4/2022	30,395,000
		Multi-State— 11.3%
24,000,000		Nuveen AMT-Free Municipal Credit Income Fund, (Series 4) Weekly VRDPs, (Societe Generale, Paris LIQ), 0.500%, 5/5/2022	24,000,000
35,600,000		Nuveen AMT-Free Municipal Credit Income Fund, (Series 5) Weekly VRDPs, (Societe Generale, Paris LIQ), 0.490%, 5/5/2022	35,600,000
4,600,000		Nuveen Enhanced AMT-Free Municipal Credit Opportunities Fund, (Series 2) Weekly VRDPs, (JPMorgan Chase Bank, N.A. LIQ), 0.500%, 5/5/2022	4,600,000
9,000,000		Nuveen Enhanced AMT-Free Quality Municipal Income Fund, (Series 3) Weekly VRDPs, (TD Bank, N.A. LIQ), 0.490%, 5/5/2022	9,000,000
47,100,000		Nuveen Enhanced AMT-Free Quality Municipal Income Fund, (Series 4) Weekly VRDPs, (Barclays Bank PLC LIQ), 0.490%, 5/5/2022	47,100,000
20,000,000		Nuveen Enhanced AMT-Free Quality Municipal Income Fund, VRDP (Series 5-1000) Weekly VRDPs, (Sumitomo Mitsui Banking Corp. LIQ)/(Sumitomo Mitsui Banking Corp. LOC), 0.490%, 5/5/2022	20,000,000
		TOTAL	140,300,000
Semi-Annual Shareholder Report
5

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		Nebraska— 0.1%
$ 1,400,000		Washington County, NE (Cargill, Inc.), (Series 2010) Weekly VRDNs, 0.490%, 5/5/2022	$ 1,400,000
		New York— 16.8%
8,900,000		Battery Park, NY City Authority, (Subseries 2019 D-2) Weekly VRDNs, (TD Bank, N.A. LIQ), 0.440%, 5/5/2022	8,900,000
8,000,000		New York City, NY Municipal Water Finance Authority Daily VRDNs, (State Street Bank and Trust Co. LIQ), 0.340%, 5/2/2022	8,000,000
3,265,000		New York City, NY Municipal Water Finance Authority, (2014 Series AA-1) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.330%, 5/2/2022	3,265,000
12,450,000		New York City, NY Municipal Water Finance Authority, (2014 Series AA-2) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.330%, 5/2/2022	12,450,000
13,850,000		New York City, NY Municipal Water Finance Authority, (Fiscal 2014 AA-3 Bonds) Daily VRDNs, (TD Bank, N.A. LIQ), 0.320%, 5/2/2022	13,850,000
5,200,000		New York City, NY Municipal Water Finance Authority, (Fiscal 2014 AA-4 Bonds) Daily VRDNs, (State Street Bank and Trust Co. LIQ), 0.330%, 5/2/2022	5,200,000
5,850,000		New York City, NY Municipal Water Finance Authority, (Fiscal 2014 AA-6 Bonds) Daily VRDNs, (Mizuho Bank Ltd. LIQ), 0.330%, 5/2/2022	5,850,000
5,325,000		New York City, NY Transitional Finance Authority, (Fiscal 2015 Subseries E-3) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.330%, 5/2/2022	5,325,000
3,520,000		New York City, NY Transitional Finance Authority, (Subseries E-4) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.330%, 5/2/2022	3,520,000
11,000,000		New York City, NY Transitional Finance Authority, Fiscal 2016 Subseries A-4) Daily VRDNs, (Bank of America N.A. LIQ), 0.330%, 5/2/2022	11,000,000
1,950,000		New York City, NY Transitional Finance Authority, Future Tax Secured Subordinate Bonds (Series 2013C-4) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.330%, 5/2/2022	1,950,000
8,900,000		New York City, NY, (Fiscal 2006 Series I-4) Daily VRDNs, (TD Bank, N.A. LOC), 0.320%, 5/2/2022	8,900,000
7,750,000		New York City, NY, (Fiscal 2018 Series E Subseries E-5) Daily VRDNs, (TD Bank, N.A. LOC), 0.320%, 5/2/2022	7,750,000
22,025,000		New York City, NY, (Subseries A-2) Daily VRDNs, (Mizuho Bank Ltd. LOC), 0.330%, 5/2/2022	22,025,000
10,645,000		New York City, NY, (Subseries D-4) Daily VRDNs, (TD Bank, N.A. LOC), 0.320%, 5/2/2022	10,645,000
4,000,000		New York City, NY, 2015 Series F (Subseries F-5) Daily VRDNs, (Barclays Bank PLC LIQ), 0.350%, 5/2/2022	4,000,000
1,750,000		New York State HFA (10 Barclay Street Housing LLC), (Series A) Weekly VRDNs, (FNMA LOC), 0.400%, 5/4/2022	1,750,000
40,000,000		Nuveen New York AMT-Free Quality Municipal Income Fund, (Series 1) Weekly VRDPs, (Societe Generale, Paris LIQ), 0.490%, 5/5/2022	40,000,000
10,000,000		Nuveen New York AMT-Free Quality Municipal Income Fund, (Series 2) Weekly VRDPs, (Royal Bank of Canada LIQ), 0.490%, 5/5/2022	10,000,000
Semi-Annual Shareholder Report
6

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		New York— continued
$ 8,700,000		Triborough Bridge & Tunnel Authority, NY, (Series B-2A) Weekly VRDNs, (State Street Bank and Trust Co. LOC), 0.600%, 5/4/2022	$ 8,700,000
16,000,000		Triborough Bridge & Tunnel Authority, NY, (Series B-2B) Weekly VRDNs, (State Street Bank and Trust Co. LOC), 0.650%, 5/5/2022	16,000,000
		TOTAL	209,080,000
		North Carolina— 2.4%
26,175,000		Person County, NC Industrial Facilities & PCFA (Certainteed Gypsum, Inc.), (Series 2010) Weekly VRDNs, (Credit Industriel et Commercial LOC), 0.500%, 5/5/2022	26,175,000
3,550,000		University of North Carolina at Chapel Hill (University of North Carolina Hospitals), (Series 2001A) Daily VRDNs, (TD Bank, N.A. LIQ), 0.320%, 5/2/2022	3,550,000
		TOTAL	29,725,000
		Ohio— 2.2%
4,070,000		Akron, Bath & Copley, OH Joint Township Hospital District (Summa Health System), (Series 2017C) Weekly VRDNs, (BMO Harris Bank, N.A. LOC), 0.440%, 5/5/2022	4,070,000
11,800,000		Ohio State Higher Educational Facility Commission (Cleveland Clinic), (Series 2013B-2) Daily VRDNs, (Bank of New York Mellon, N.A. LIQ), 0.340%, 5/2/2022	11,800,000
11,000,000		Ohio State Higher Educational Facility Commission (Cleveland Clinic), (Series 2019D-1) Weekly VRDNs, 0.410%, 5/5/2022	11,000,000
		TOTAL	26,870,000
		Pennsylvania— 6.8%
5,000,000		Butler County, PA IDA (Concordia Lutheran Obligated Group), (Series A of 2008) Weekly VRDNs, (Truist Bank LOC), 0.530%, 5/5/2022	5,000,000
17,525,000		Pennsylvania EDFA (PPL Energy Supply LLC), (Series C) Weekly VRDNs, (MUFG Bank Ltd. LOC), 0.750%, 5/4/2022	17,525,000
18,225,000		Pennsylvania State Turnpike Commission, (Series of 2020) Weekly VRDNs, (TD Bank, N.A. LOC), 0.440%, 5/5/2022	18,225,000
39,000,000		Pittsburgh & Allegheny County, PA Sports & Exhibition Authority, (Series A of 2007) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(PNC Bank, N.A. LIQ), 0.470%, 5/5/2022	39,000,000
4,640,000		Southcentral PA, General Authority (Wellspan Health Obligated Group), (Series 2019E) Daily VRDNs, (U.S. Bank, N.A. LIQ), 0.370%, 5/2/2022	4,640,000
		TOTAL	84,390,000
		Tennessee— 0.3%
3,635,000		Blount County, TN Public Building Authority (Bradley County, TN), (Series E-6-A) Weekly VRDNs, (Truist Bank LOC), 0.580%, 5/4/2022	3,635,000
		Texas— 2.5%
6,000,000		Tarrant County, TX Cultural Education Facilities Finance Corp. (Baylor Scott & White Health Care System), (Series 2011C) Daily VRDNs, (TD Bank, N.A. LOC), 0.320%, 5/2/2022	6,000,000
Semi-Annual Shareholder Report
7

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		Texas— continued
$25,500,000		Tarrant County, TX Cultural Education Facilities Finance Corp. (Methodist Hospitals of Dallas), (Series 2008B) Daily VRDNs, (TD Bank, N.A. LOC), 0.330%, 5/2/2022	$ 25,500,000
		TOTAL	31,500,000
		Utah— 1.4%
14,740,000		Emery County, UT (Pacificorp), PCRB (Series 1994) Weekly VRDNs, 0.480%, 5/4/2022	14,740,000
2,000,000		St. George, UT IDRB (Apogee Enterprises, Inc.), (Series 2010) Weekly VRDNs, (Wells Fargo Bank, N.A. LOC), 0.490%, 5/5/2022	2,000,000
		TOTAL	16,740,000
		Virginia— 0.3%
4,080,000		Lynchburg, VA Economic Development Authority (Centra Health Obligated Group), (Series 2017C) Weekly VRDNs, (Truist Bank LOC), 0.580%, 5/5/2022	4,080,000
		West Virginia— 2.4%
9,630,000		Marshall County, WV (Honeywell International, Inc.), (Series 1994) Weekly VRDNs, 0.450%, 5/4/2022	9,630,000
20,100,000		West Virginia State Hospital Finance Authority (Cabell Huntington Hospital), (Series 2008A) Weekly VRDNs, (Truist Bank LOC), 0.580%, 5/5/2022	20,100,000
		TOTAL	29,730,000
		Wyoming— 0.8%
9,800,000		Sublette County, WY (Exxon Capital Ventures, Inc.), (Series 2014) Daily VRDNs, (GTD by Exxon Mobil Corp.), 0.320%, 5/2/2022	9,800,000
		TOTAL INVESTMENT IN SECURITIES—99.7% (AT AMORTIZED COST)[2]	1,237,945,000
		OTHER ASSETS AND LIABILITIES - NET—0.3%[3]	4,236,360
		TOTAL NET ASSETS—100%	$1,242,181,360
At April 30, 2022, the Fund held no securities that are subject to the federal alternative minimum tax (AMT) (unaudited).
1
Current rate and current maturity or next reset date shown for floating rate notes and variable rate notes/demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

2	Also represents cost for federal tax purposes.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2022.
Semi-Annual Shareholder Report
8

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of April 30, 2022, all investments of the Fund utilized Level 2 inputs in valuing the Fund’s assets carried at fair value.
The following acronym(s) are used throughout this portfolio:
CDA	—Community Development Authority
CP	—Commercial Paper
EDC	—Economic Development Commission
EDFA	—Economic Development Finance Authority
EDRB	—Economic Development Revenue Bond
EDRBs	—Economic Development Revenue Bonds
FHLB	—Federal Home Loan Bank
FNMA	—Federal National Mortgage Association
GTD	—Guaranteed
HFA	—Housing Finance Authority
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
IDRB	—Industrial Development Revenue Bond
INS	—Insured
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
MFH	—Multi-Family Housing
PCFA	—Pollution Control Finance Authority
PCR	—Pollution Control Revenue
PCRB	—Pollution Control Revenue Bond
UT	—Unlimited Tax
VRDNs	—Variable Rate Demand Notes
VRDP	—Variable Rate Demand Preferred
VRDPs	—Variable Rate Demand Preferreds
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
9

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2022	Year Ended October 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Income From Investment Operations:
Net investment income (loss)	0.0004	0.0001	0.0060	0.0137	0.0114	0.0059
Net realized gain (loss)	0.0000[1]	—	—	—	—	—
Total From Investment Operations	0.0004	0.0001	0.0060	0.0137	0.0114	0.0059
Less Distributions:
Distributions from net investment income	(0.0004)	(0.0001)	(0.0060)	(0.0137)	(0.0114)	(0.0059)
Net Asset Value, End of Period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return[2]	0.04%	0.01%	0.60%	1.38%	1.15%	0.59%
Ratios to Average Net Assets:
Net expenses[3]	0.14%[4]	0.08%	0.19%	0.20%	0.20%	0.20%
Net investment income	0.09%[4]	0.01%	0.64%	1.36%	1.17%	0.59%
Expense waiver/reimbursement[5]	0.23%[4]	0.29%	0.18%	0.16%	0.18%	0.20%
Supplemental Data:
Net assets, end of period (000 omitted)	$824,319	$549,366	$735,236	$855,998	$594,047	$301,268

1	Represents less than $0.0001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
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10

Financial Highlights–Premier Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2022	Year Ended October 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Income From Investment Operations:
Net investment income (loss)	0.0005	0.0001	0.0063	0.0142	0.0119	0.0064
Net realized gain (loss)	0.0000[1]	—	—	—	—	—
Total From Investment Operations	0.0005	0.0001	0.0063	0.0142	0.0119	0.0064
Less Distributions:
Distributions from net investment income	(0.0005)	(0.0001)	(0.0063)	(0.0142)	(0.0119)	(0.0064)
Net Asset Value, End of Period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return[2]	0.05%	0.01%	0.64%	1.43%	1.20%	0.64%
Ratios to Average Net Assets:
Net expenses[3]	0.12%[4]	0.08%	0.15%	0.15%	0.15%	0.15%
Net investment income	0.10%[4]	0.01%	0.72%	1.42%	1.21%	0.65%
Expense waiver/reimbursement[5]	0.21%[4]	0.24%	0.17%	0.16%	0.18%	0.20%
Supplemental Data:
Net assets, end of period (000 omitted)	$417,863	$301,266	$398,163	$515,446	$420,808	$254,460

1	Represents less than $0.0001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
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11

Statement of Assets and Liabilities
April 30, 2022 (unaudited)

Assets:
Investment in securities, at amortized cost and fair value	$1,237,945,000
Cash	4,992,406
Income receivable	444,250
Receivable for shares sold	1,165,517
Total Assets	1,244,547,173
Liabilities:
Payable for shares redeemed	2,089,023
Income distribution payable	147,974
Payable to adviser (Note 5)	2,958
Payable for administrative fee (Note 5)	5,333
Payable for other service fees (Note 2)	40,378
Accrued expenses (Note 5)	80,147
Total Liabilities	2,365,813
Net assets for 1,242,172,435 shares outstanding	$1,242,181,360
Net Assets Consist of:
Paid-in capital	$1,242,172,435
Total distributable earnings (loss)	8,925
Total Net Assets	$1,242,181,360
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares:
$824,318,808 ÷ 824,319,114 shares outstanding, no par value, unlimited shares authorized	$1.0000
Premier Shares:
$417,862,552 ÷ 417,853,321 shares outstanding, no par value, unlimited shares authorized	$1.0000
See Notes which are an integral part of the Financial Statements
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12

Statement of Operations
Six Months Ended April 30, 2022 (unaudited)

Investment Income:
Interest	$974,027
Expenses:
Investment adviser fee (Note 5)	876,343
Administrative fee (Note 5)	343,349
Custodian fees	15,400
Transfer agent fees	27,533
Directors’/Trustees’ fees (Note 5)	2,314
Auditing fees	9,620
Legal fees	4,233
Portfolio accounting fees	83,108
Other service fees (Note 2)	137,802
Share registration costs	28,258
Printing and postage	10,642
Miscellaneous (Note 5)	20,105
TOTAL EXPENSES	1,558,707
Waivers and Reimbursement:
Waiver of investment adviser fee (Note 5)	(811,608)
Waivers/reimbursement of other operating expenses (Notes 2 and 5)	(165,538)
TOTAL WAIVERS AND REIMBURSEMENT	(977,146)
Net expenses	581,561
Net investment income	392,466
Net realized loss on investments	(167)
Change in net assets resulting from operations	$392,299
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2022	Year Ended 10/31/2021
Increase (Decrease) in Net Assets
Operations:
Net investment income	$392,466	$101,103
Net realized gain (loss)	(167)	—
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	392,299	101,103
Distributions to Shareholders:
Institutional Shares	(236,558)	(63,749)
Premier Shares	(155,373)	(37,230)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(391,931)	(100,979)
Share Transactions:
Proceeds from sale of shares	2,059,887,024	2,850,722,643
Net asset value of shares issued to shareholders in payment of distributions declared	155,844	44,183
Cost of shares redeemed	(1,668,493,369)	(3,133,534,477)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	391,549,499	(282,767,651)
Change in net assets	391,549,867	(282,767,527)
Net Assets:
Beginning of period	850,631,493	1,133,399,020
End of period	$1,242,181,360	$850,631,493
See Notes which are an integral part of the Financial Statements
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14

Notes to Financial Statements
April 30, 2022 (unaudited)
1. ORGANIZATION
Federated Hermes Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 16 portfolios. The financial statements included herein are only those of Federated Hermes Institutional Tax-Free Cash Trust (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Institutional Shares and Premier Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide dividend income exempt from federal regular income taxes while seeking relative stability of principal. Interest income from the Fund’s investments may be subject to the federal AMT for individuals and state and local taxes.
The Fund operates as an institutional money market fund. As an institutional money market fund, the Fund: (1) will not be limited to institutional investors, but will continue to be available to retail investors; (2) will utilize current market-based prices (except as otherwise generally permitted to value individual portfolio securities with remaining maturities of 60 days or less at amortized cost in accordance with Securities and Exchange Commission (SEC) rules and guidance) to value its portfolio securities and transact at a floating net asset value (NAV) that uses four decimal-place precision ($1.0000); and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund’s weekly liquid assets were to fall below a designated threshold, if the Fund’s Board of Trustees (the “Trustees”) determine such liquidity fees or redemption gates are in the best interest of the Fund.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its NAV, the Fund generally values investments as follows:
◾
Fixed-income securities with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
◾
Fixed-income securities with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer’s creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment’s fair value, in which case it would be valued in the same manner as a longer-term security. The Fund may only use this method to value a portfolio security when it can reasonably conclude, at each time it makes a valuation determination, that the amortized cost price of the portfolio security is approximately the same as the fair value of the security as determined without the use of amortized cost valuation.
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15

◾
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations
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indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any over-the-counter derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers and reimbursement of $977,146 is disclosed in this Note 2 and Note 5. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Institutional Shares and Premier Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time.
For the six months ended April 30, 2022, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Waived by Unaffiliated Third Parties
Institutional Shares	$137,802	$(75,670)
For the six months ended April 30, 2022, the Fund’s Premier Shares did not incur other service fees.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2022, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax
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liabilities as income tax expense in the Statement of Operations. As of April 30, 2022, tax years 2018 through 2021 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 4/30/2022		Year Ended 10/31/2021
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	714,525,690	$714,525,690	436,603,893	$436,603,893
Shares issued to shareholders in payment of distributions declared	88,843	88,843	26,899	26,899
Shares redeemed	(439,661,669)	(439,661,669)	(622,501,075)	(622,501,075)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	274,952,864	$274,952,864	(185,870,283)	$(185,870,283)
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	Six Months Ended 4/30/2022		Year Ended 10/31/2021
Premier Shares:	Shares	Amount	Shares	Amount
Shares sold	1,345,361,334	$1,345,361,334	2,414,118,750	$2,414,118,750
Shares issued to shareholders in payment of distributions declared	67,001	67,001	17,284	17,284
Shares redeemed	(1,228,831,700)	(1,228,831,700)	(2,511,033,402)	(2,511,033,402)
NET CHANGE RESULTING FROM PREMIER SHARE TRANSACTIONS	116,596,635	$116,596,635	(96,897,368)	$(96,897,368)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	391,549,499	$391,549,499	(282,767,651)	$(282,767,651)
4. FEDERAL TAX INFORMATION
As of October 31, 2021, the Fund had a capital loss carryforward of $36 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$36	$—	$36
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund’s average daily net assets. Under the investment advisory contract, which is subject to annual review by the Trustees, the Adviser will waive the amount, limited to the amount of the advisory fee, by which the Fund’s aggregate annual operating expenses including the investment advisory fee but excluding interest, taxes, brokerage commissions, expenses of registering or qualifying the Fund and its shares under federal and state laws and regulations, expenses of withholding taxes and extraordinary expenses exceed 0.45% of its average daily net assets. In addition, the Adviser may choose to waive an additional portion of its fee for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the six months ended April 30, 2022, the Adviser voluntarily waived $811,608 of its fee and voluntarily reimbursed $89,868 of other operating expenses.
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Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2022, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Expense Limitation
In addition to the contractual fee waiver described under “Investment Adviser Fee” above with regard to the Fund’s Institutional Shares and Premier Shares, the Adviser and certain of its affiliates (which may include FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Institutional Shares and Premier Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.20% and 0.15% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) March 1, 2023; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the six months ended April 30, 2022, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $509,000,000 and $559,840,000 respectively.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
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6. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2022, there were no outstanding loans. During the six months ended April 30, 2022, the program was not utilized.
7. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may continue for an extended period of time and has resulted in substantial economic volatility. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2021 to April 30, 2022.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 11/1/2021	Ending Account Value 4/30/2022	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,000.40	$0.69[2]
Premier Shares	$1,000	$1,000.50	$0.60[3]
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,024.10	$0.70[2]
Premier Shares	$1,000	$1,024.20	$0.60[3]

1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Institutional Shares	0.14%
Premier Shares	0.12%

2
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Institutional Shares current Fee Limit of 0.20% (as reflected in the Notes to Financial Statements, Note 5 under
Expense Limitation), multiplied by the average account value over the period, multiplied by
181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $0.99 and $1.00, respectively.

3
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Premier Shares current Fee Limit of 0.15% (as reflected in the Notes to Financial Statements, Note 5 under
Expense Limitation), multiplied by the average account value over the period, multiplied by
181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $0.74 and $0.75, respectively.

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Evaluation and Approval of Advisory Contract–May 2021
FEDERATED HERMES INSTITUTIONAL TAX-FREE CASH TRUST (THE “FUND”)
At its meetings in May 2021 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional
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matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the Adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate) and comments on the reasons for the Fund’s performance; the Fund’s investment objectives; the Fund’s expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring and managing the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”), which include a comprehensive array of funds with different investment objectives, policies and strategies, and the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Hermes Funds and Federated Hermes’ affiliates that service them (including communications from regulatory agencies), as well as Federated Hermes’ responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Hermes Funds and/or Federated Hermes may be responding to them. The Board noted that its evaluation process is evolutionary and that the criteria considered and the emphasis placed on relevant criteria may change in recognition of changing circumstances in the mutual fund marketplace.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the
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fund, its benchmark, and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with a fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the Federated Hermes Funds.
In addition to considering the above-referenced factors, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that in the marketplace there are a range of investment options available to the Fund’s shareholders and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection
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with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the Federated Hermes Funds family, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the range of services provided to the Fund by the Adviser and its affiliates. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade execution capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser’s ability and experience in attracting and retaining qualified personnel to service the Fund. In addition, the Board noted that the Fund is a money market mutual fund that operates in accordance with the limitations set forth in Rule 2a-7 under the 1940 Act. In this connection, the Board considered the expertise of the Adviser in managing money market funds, its extensive experience with the requirements of Rule 2a-7 and its commitment to managing the Fund in accordance with these requirements. The Fund’s ability to deliver competitive performance when compared to its Performance Peer Group (as defined below) was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund’s investment program. The Board also considered the additional yield support provided by the Adviser and/or its affiliates, in the form of voluntary fee waivers and/or expense reimbursements, in order for the Fund to maintain a positive yield.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes in 2018, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to have access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters.
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The Board considered the quality of the Adviser’s communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Fund and other Federated Hermes Funds. In this regard, the Board took into account the Adviser’s communications with the Board in light of the market volatility amidst the pandemic. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding the Adviser’s regulatory and compliance environment. The Board considered the Adviser’s compliance program, compliance history, and reports from the CCO about the Adviser’s compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and, in particular, the compliance-related resources devoted by the Adviser and its affiliates in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including the Adviser’s commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the designation of the Federated Hermes Funds’ investment advisers as the administrators of the Federated Hermes Funds’ liquidity risk management program.
The Board also considered discussions with Federated Hermes regarding the implementation of its business continuity plans and recognized steps taken by Federated Hermes to continue to provide the same nature, extent and quality of services to the Federated Hermes Funds during the pandemic. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate, including changes associated with the pandemic.
Based on these considerations, the Board concluded that the nature, extent and quality of the Adviser’s investment management and related services warrant the continuation of the Contract.
Fund Investment Performance
In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus. The Board also considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board
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throughout the year and in connection with the May Meetings. These reports include, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant investment categories and the Fund’s benchmark index, portfolio attribution information and commentary on the effect of current and recent market conditions.
The Board also reviewed comparative information regarding the performance of other mutual funds in the category of peer funds selected by iMoneyNet, an independent fund ranking organization (the “Performance Peer Group”), noting the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
For the one-year period ended December 31, 2020, the Fund’s performance was above the median of the Performance Peer Group. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Performance Peer Group.
Following such evaluation and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Contract.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by iMoneyNet (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall iMoneyNet category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall iMoneyNet category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board noted that it found the use of such comparisons to be relevant to its deliberations. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because such comparisons are believed to be more relevant. The Board considered that other mutual funds are the products most like the Fund, in that they are readily available to Fund
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shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other mutual funds’ fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
The Board also received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-mutual fund clients (such as institutional separate accounts) and third-party unaffiliated mutual funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-mutual fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing, addressing different administrative responsibilities, and addressing different degrees of risk associated with management; and (vi) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s mutual fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Following such evaluation and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Contract.
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Profitability and Other Benefits
The Board also received financial information about Federated Hermes, including information regarding the compensation and ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. This information covered not only the fees under the Federated Hermes Funds’ investment advisory contracts, but also fees received by Federated Hermes’ affiliates for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds. In addition, the Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Hermes Fund shareholders and/or reported to the Board their intention to do so (or continue to do so) in the future. Moreover, the Board received and considered regular reports from Federated Hermes throughout the year as to the institution, adjustment or elimination of these voluntary waivers and/or reimbursements.
The Board received and considered information furnished by Federated Hermes, as requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. The allocation information, including the CCO’s view that cost allocations on a fund-by-fund basis may be unreliable, was considered in the evaluation by the Board. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
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The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as personnel and processes for the portfolio management (including market data on which portfolio managers make investment decisions), trading operations, issuer engagement (including with respect to ESG matters), shareholder services, compliance, business continuity, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments (as well as the benefits of any economies of scale, should they exist) are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and that such waivers and reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board also considered reports on adviser-paid fees (commonly referred to as “revenue sharing”) that were provided to the Board throughout the year and in connection with the May Meetings. The Board considered the beliefs of Federated Hermes and the CCO that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fees as a fund attains a certain size.
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Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund was reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to approve the continuation of the existing arrangement.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400, Option #4. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings as of the close of each month on “Form N-MFP.” Form N-MFP is available on the SEC’s website at sec.gov. You may access Form N-MFP via the link to the Fund and share class name at FederatedInvestors.com.
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You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.
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Federated Hermes Institutional Tax-Free Cash Trust
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 608919486
CUSIP 60934N666
8070103 (6/22)
© 2022 Federated Hermes, Inc.

Semi-Annual Shareholder Report
April 30, 2022

Share Class | Ticker	Institutional | FFTXX

Federated Hermes Institutional Tax-Free Cash Trust

A Portfolio of Federated Hermes Money Market Obligations Trust
Dear Valued Shareholder,
We are pleased to present the Semi-Annual Shareholder Report for your fund covering the period from November 1, 2021 through April 30, 2022. This report includes a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedInvestors.com offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on Twitter (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,

J. Christopher Donahue, President
The Fund operates as a “Floating Net Asset Value” Money Market Fund.
The Share Price will fluctuate. It is possible to lose money by investing in the Fund.

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At April 30, 2022, the Fund’s portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	98.5%
Commercial Paper	1.2%
Other Assets and Liabilities—Net[2]	0.3%
TOTAL	100%

1	See the Fund’s Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
At April 30, 2022, the Fund’s effective maturity schedule1 was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	99.7%
8-30 Days	0.0%
31-90 Days	0.0%
91-180 Days	0.0%
181 Days or more	0.0%
Other Assets and Liabilities—Net[2]	0.3%
Total	100%

1	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
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Portfolio of Investments
April 30, 2022 (unaudited)
Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— 99.7%
		Alabama— 4.0%
$ 4,700,000		Alabama HFA MFH (Double Lake Ventures LLC), (2000 Series A:Turtle Lake) Weekly VRDNs, (FNMA LOC), 0.520%, 5/5/2022	$ 4,700,000
28,000,000		Mobile County, AL IDA Gulf Opportunity Zone (SSAB Alabama, Inc.), (Series 2011) Weekly VRDNs, (Nordea Bank Abp LOC), 0.500%, 5/5/2022	28,000,000
4,880,000		Mobile, AL IDB (HighProv, LLC), (Series 2006) Weekly VRDNs, (FHLB of Dallas LOC), 0.510%, 5/5/2022	4,880,000
12,285,000		Tuscaloosa County, AL Port Authority (Tuscaloosa Riverfront Development, LLC), (Series 2007: Gulf Opportunity Zone Bonds) Weekly VRDNs, (FHLB of Atlanta LOC), 0.490%, 5/5/2022	12,285,000
		TOTAL	49,865,000
		Alaska— 0.7%
9,080,000		Valdez, AK Marine Terminal (Exxon Pipeline Co.), (Series 1993 A) Daily VRDNs, (GTD by Exxon Mobil Corp.), 0.330%, 5/2/2022	9,080,000
		Arizona— 1.9%
4,000,000		Maricopa County, AZ, IDA Solid Waste Disposal (DC Paloma 2 LLC), (Series 2009) Weekly VRDNs, (CoBank, ACB LOC), 0.490%, 5/5/2022	4,000,000
20,000,000		Yavapai County, AZ IDA - Recovery Zone Facility (Skanon Investments, Inc.), (Series 2010: Drake Cement Project) Weekly VRDNs, (Bank of Nova Scotia, Toronto LOC), 0.480%, 5/5/2022	20,000,000
		TOTAL	24,000,000
		California— 3.9%
4,120,000		California Infrastructure & Economic Development Bank (Los Angeles Society for the Prevention of Cruelty to Animals), (Series 2002A) Weekly VRDNs, (Bank of New York Mellon, N.A. LOC), 0.460%, 5/5/2022	4,120,000
15,520,000		California Statewide Communities Development Authority MFH (Uptown Newport Building Owner, LP), (2017 Series BB: One Uptown Newport Apartments) Weekly VRDNs, (FHLB of Des Moines LOC), 0.480%, 5/5/2022	15,520,000
5,130,000		Hillsborough, CA Water and Sewer Systems, (Series 2006A) Weekly VRDNs, (Bank of the West, San Francisco, CA LIQ), 0.350%, 5/5/2022	5,130,000
3,450,000		San Diego County, CA (Museum of Contemporary Art San Diego), (Series 2004) Weekly VRDNs, (Northern Trust Co., Chicago, IL LOC), 0.460%, 5/5/2022	3,450,000
20,305,000		Victorville, CA Joint Powers Financing Authority (Victorville, CA), (Series 2007A: Cogeneration Facility) Weekly VRDNs, (BNP Paribas SA LOC), 0.470%, 5/5/2022	20,305,000
		TOTAL	48,525,000
		Connecticut— 1.5%
8,075,000		Connecticut Health and Educational Facilities Authority (Yale-New Haven Hospital), (Series 2013O) Weekly VRDNs, 0.460%, 5/4/2022	8,075,000
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Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		Connecticut— continued
$10,930,000		Connecticut State Health & Educational Facilities (Yale-New Haven Hospital), (Series 2008C) Weekly VRDNs, 0.460%, 5/4/2022	$ 10,930,000
		TOTAL	19,005,000
		Florida— 11.5%
3,310,000		Coconut Creek, FL (Junior Achievement of South Florida, Inc.), (Series 2007) Weekly VRDNs, (TD Bank, N.A. LOC), 0.500%, 5/5/2022	3,310,000
16,100,000		Escambia County, FL Solid Waste Disposal (Gulf Power Co.) Daily VRDNs, 0.360%, 5/2/2022	16,100,000
11,200,000		Escambia County, FL Solid Waste Disposal (Gulf Power Co.), (First Series 2009) Daily VRDNs, 0.390%, 5/2/2022	11,200,000
10,000,000		Florida HFA (Woodlands Apartments), (Series 1985-SS) Weekly VRDNs, (Northern Trust Co., Chicago, IL LOC), 0.510%, 5/4/2022	10,000,000
23,970,000		Gainesville, FL Utilities Systems, (2012 Series B) Daily VRDNs, (Barclays Bank PLC LIQ), 0.320%, 5/2/2022	23,970,000
4,400,000		Hillsborough County, FL IDA (Baycare Health System), (Series 2020B) Daily VRDNs, (TD Bank, N.A. LOC), 0.320%, 5/2/2022	4,400,000
14,770,000		Jacksonville, FL EDC (JEA, FL Electric System), (Series 2000-A), CP, (U.S. Bank, N.A. LIQ), 0.500%, Mandatory Tender 5/4/2022	14,770,000
22,190,000		Jacksonville, FL PCR (Florida Power & Light Co.), (Series 1995) Daily VRDNs, 0.390%, 5/2/2022	22,190,000
25,000,000		JEA, FL Electric System, (Series Three 2008C-1: Senior Revenue Bonds) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.430%, 5/5/2022	25,000,000
3,595,000		JEA, FL Water & Sewer System, (2008 Series A-2: Subordinate Revenue Bonds) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.450%, 5/5/2022	3,595,000
4,050,000		JEA, FL Water & Sewer System, (2008 Series B: Senior Revenue Bonds) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.430%, 5/4/2022	4,050,000
2,300,000		Martin County, FL PCRB (Florida Power & Light Co.), (Series 2000) Daily VRDNs, 0.400%, 5/2/2022	2,300,000
2,200,000		West Palm Beach, FL, Utility System Variable Rate Revenue Bonds (Series 2008C) Weekly VRDNs, (Assured Guaranty Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.480%, 5/4/2022	2,200,000
		TOTAL	143,085,000
		Georgia— 0.3%
3,000,000		Monroe County, GA Development Authority Pollution Control (Gulf Power Co.), (1st Series Remarketing 2019) Daily VRDNs, 0.390%, 5/2/2022	3,000,000
		Illinois— 1.3%
3,500,000		Illinois Development Finance Authority (North Shore Senior Center), (Series 1999) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LOC), 0.490%, 5/4/2022	3,500,000
8,000,000		Illinois Finance Authority (University of Chicago Medical Center), (Series 2010A) Daily VRDNs, (Bank of America N.A. LOC), 0.320%, 5/2/2022	8,000,000
Semi-Annual Shareholder Report
3

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		Illinois— continued
$ 4,495,000		Southwestern Illinois Development Authority (Molinero, Inc.), (Series 2010) Weekly VRDNs, (BMO Harris Bank, N.A. LOC), 0.450%, 5/5/2022	$ 4,495,000
		TOTAL	15,995,000
		Indiana— 1.0%
4,990,000		Indiana Municipal Power Agency, (Series 2019 B) Daily VRDNs, (U.S. Bank, N.A. LOC), 0.360%, 5/2/2022	4,990,000
7,865,000		Valparaiso, IN EDRB (Pines Village Retirement Community, Inc.), (Series 2008) Weekly VRDNs, (Wells Fargo Bank, N.A. LOC), 0.550%, 5/5/2022	7,865,000
		TOTAL	12,855,000
		Iowa— 5.8%
11,810,000		Iowa Finance Authority - Health Facilities (UnityPoint Health), (Series 2013B-1) Daily VRDNs, (TD Bank, N.A. LOC), 0.320%, 5/2/2022	11,810,000
1,900,000		Iowa Finance Authority - Health Facilities (UnityPoint Health), (Series 2013B-2) Daily VRDNs, (TD Bank, N.A. LOC), 0.320%, 5/2/2022	1,900,000
3,600,000		Iowa Finance Authority (Cargill, Inc.), Midwestern Disaster Area EDRBs (Series 2009A) Weekly VRDNs, 0.490%, 5/5/2022	3,600,000
12,500,000		Iowa Finance Authority (Cargill, Inc.), Midwestern Disaster Area EDRBs (Series 2011A) Weekly VRDNs, 0.490%, 5/5/2022	12,500,000
41,500,000		Iowa Finance Authority (HF Chlor-Alkali, LLC), (Series 2012) Weekly VRDNs, (GTD by Cargill, Inc.), 0.490%, 5/5/2022	41,500,000
		TOTAL	71,310,000
		Kentucky— 1.6%
19,635,000		Boyle County, KY (Centre College, KY), (Series 2008A) Weekly VRDNs, (PNC Bank, N.A. LOC), 0.440%, 5/5/2022	19,635,000
		Louisiana— 9.6%
43,000,000		Baton Rouge, LA Industrial Development Board (Exxon Mobil Corp.), (Series 2010A) Daily VRDNs, (GTD by Exxon Mobil Corp.), 0.320%, 5/2/2022	43,000,000
1,150,000		Hammond Area Economic & Industrial Development District, LA (AGEM Management Services LLC) Weekly VRDNs, (FHLB of Dallas LOC), 0.550%, 5/5/2022	1,150,000
12,000,000		Louisiana Local Government Environmental Facilities CDA (Isidore Newman School), (Series 2002) Weekly VRDNs, (FHLB of Dallas LOC), 0.530%, 5/4/2022	12,000,000
3,040,000		Louisiana Local Government Environmental Facilities CDA (The Academy of the Sacred Heart of New Orleans), (Series 2004) Weekly VRDNs, (FHLB of Dallas LOC), 0.530%, 5/4/2022	3,040,000
3,350,000		Louisiana Local Government Environmental Facilities CDA (The Christ Episcopal Church in Covington), (Series 2004) Weekly VRDNs, (FHLB of Dallas LOC), 0.530%, 5/4/2022	3,350,000
400,000		Louisiana Public Facilities Authority (Air Products & Chemicals, Inc.), (Series 2007) Daily VRDNs, 0.300%, 5/2/2022	400,000
27,000,000		Louisiana Public Facilities Authority (Air Products & Chemicals, Inc.), (Series 2008A) Daily VRDNs, 0.310%, 5/2/2022	27,000,000
Semi-Annual Shareholder Report
4

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		Louisiana— continued
$25,000,000		Louisiana Public Facilities Authority (Air Products & Chemicals, Inc.), (Series 2008C) Daily VRDNs, 0.300%, 5/2/2022	$ 25,000,000
4,310,000		St. Tammany Parish Development District, LA (Main Street Holdings of St. Tammany, LLC), (Series 2006A) Weekly VRDNs, (FHLB of Dallas LOC), 0.510%, 5/5/2022	4,310,000
		TOTAL	119,250,000
		Michigan— 3.2%
16,200,000		Michigan Strategic Fund (Kroger Co.), (Series 2010) Weekly VRDNs, (Bank of Nova Scotia, Toronto LOC), 0.480%, 5/5/2022	16,200,000
12,060,000		St. Joseph, MI Hospital Finance Authority (Lakeland Hospitals at Niles & St. Joseph Obligated Group), (Series 2002) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.450%, 5/5/2022	12,060,000
11,535,000		St. Joseph, MI Hospital Finance Authority (Lakeland Hospitals at Niles & St. Joseph Obligated Group), (Series 2006) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.450%, 5/5/2022	11,535,000
		TOTAL	39,795,000
		Minnesota— 0.6%
7,500,000		Moorhead, MN (American Crystal Sugar Co.), Series 2020 Weekly VRDNs, (CoBank, ACB LOC), 0.500%, 5/5/2022	7,500,000
		Mississippi— 3.0%
37,400,000		Perry County, MS (Leaf River Cellulose LLC), (Series 2021) Weekly VRDNs, (GTD by Georgia-Pacific LLC), 0.490%, 5/5/2022	37,400,000
		Missouri— 2.5%
30,395,000		Kansas City, MO, H. Roe Bartle Convention Center (Series 2008E) Weekly VRDNs, (Sumitomo Mitsui Banking Corp. LOC), 0.470%, 5/4/2022	30,395,000
		Multi-State— 11.3%
24,000,000		Nuveen AMT-Free Municipal Credit Income Fund, (Series 4) Weekly VRDPs, (Societe Generale, Paris LIQ), 0.500%, 5/5/2022	24,000,000
35,600,000		Nuveen AMT-Free Municipal Credit Income Fund, (Series 5) Weekly VRDPs, (Societe Generale, Paris LIQ), 0.490%, 5/5/2022	35,600,000
4,600,000		Nuveen Enhanced AMT-Free Municipal Credit Opportunities Fund, (Series 2) Weekly VRDPs, (JPMorgan Chase Bank, N.A. LIQ), 0.500%, 5/5/2022	4,600,000
9,000,000		Nuveen Enhanced AMT-Free Quality Municipal Income Fund, (Series 3) Weekly VRDPs, (TD Bank, N.A. LIQ), 0.490%, 5/5/2022	9,000,000
47,100,000		Nuveen Enhanced AMT-Free Quality Municipal Income Fund, (Series 4) Weekly VRDPs, (Barclays Bank PLC LIQ), 0.490%, 5/5/2022	47,100,000
20,000,000		Nuveen Enhanced AMT-Free Quality Municipal Income Fund, VRDP (Series 5-1000) Weekly VRDPs, (Sumitomo Mitsui Banking Corp. LIQ)/(Sumitomo Mitsui Banking Corp. LOC), 0.490%, 5/5/2022	20,000,000
		TOTAL	140,300,000
Semi-Annual Shareholder Report
5

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		Nebraska— 0.1%
$ 1,400,000		Washington County, NE (Cargill, Inc.), (Series 2010) Weekly VRDNs, 0.490%, 5/5/2022	$ 1,400,000
		New York— 16.8%
8,900,000		Battery Park, NY City Authority, (Subseries 2019 D-2) Weekly VRDNs, (TD Bank, N.A. LIQ), 0.440%, 5/5/2022	8,900,000
8,000,000		New York City, NY Municipal Water Finance Authority Daily VRDNs, (State Street Bank and Trust Co. LIQ), 0.340%, 5/2/2022	8,000,000
3,265,000		New York City, NY Municipal Water Finance Authority, (2014 Series AA-1) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.330%, 5/2/2022	3,265,000
12,450,000		New York City, NY Municipal Water Finance Authority, (2014 Series AA-2) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.330%, 5/2/2022	12,450,000
13,850,000		New York City, NY Municipal Water Finance Authority, (Fiscal 2014 AA-3 Bonds) Daily VRDNs, (TD Bank, N.A. LIQ), 0.320%, 5/2/2022	13,850,000
5,200,000		New York City, NY Municipal Water Finance Authority, (Fiscal 2014 AA-4 Bonds) Daily VRDNs, (State Street Bank and Trust Co. LIQ), 0.330%, 5/2/2022	5,200,000
5,850,000		New York City, NY Municipal Water Finance Authority, (Fiscal 2014 AA-6 Bonds) Daily VRDNs, (Mizuho Bank Ltd. LIQ), 0.330%, 5/2/2022	5,850,000
5,325,000		New York City, NY Transitional Finance Authority, (Fiscal 2015 Subseries E-3) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.330%, 5/2/2022	5,325,000
3,520,000		New York City, NY Transitional Finance Authority, (Subseries E-4) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.330%, 5/2/2022	3,520,000
11,000,000		New York City, NY Transitional Finance Authority, Fiscal 2016 Subseries A-4) Daily VRDNs, (Bank of America N.A. LIQ), 0.330%, 5/2/2022	11,000,000
1,950,000		New York City, NY Transitional Finance Authority, Future Tax Secured Subordinate Bonds (Series 2013C-4) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.330%, 5/2/2022	1,950,000
8,900,000		New York City, NY, (Fiscal 2006 Series I-4) Daily VRDNs, (TD Bank, N.A. LOC), 0.320%, 5/2/2022	8,900,000
7,750,000		New York City, NY, (Fiscal 2018 Series E Subseries E-5) Daily VRDNs, (TD Bank, N.A. LOC), 0.320%, 5/2/2022	7,750,000
22,025,000		New York City, NY, (Subseries A-2) Daily VRDNs, (Mizuho Bank Ltd. LOC), 0.330%, 5/2/2022	22,025,000
10,645,000		New York City, NY, (Subseries D-4) Daily VRDNs, (TD Bank, N.A. LOC), 0.320%, 5/2/2022	10,645,000
4,000,000		New York City, NY, 2015 Series F (Subseries F-5) Daily VRDNs, (Barclays Bank PLC LIQ), 0.350%, 5/2/2022	4,000,000
1,750,000		New York State HFA (10 Barclay Street Housing LLC), (Series A) Weekly VRDNs, (FNMA LOC), 0.400%, 5/4/2022	1,750,000
40,000,000		Nuveen New York AMT-Free Quality Municipal Income Fund, (Series 1) Weekly VRDPs, (Societe Generale, Paris LIQ), 0.490%, 5/5/2022	40,000,000
10,000,000		Nuveen New York AMT-Free Quality Municipal Income Fund, (Series 2) Weekly VRDPs, (Royal Bank of Canada LIQ), 0.490%, 5/5/2022	10,000,000
Semi-Annual Shareholder Report
6

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		New York— continued
$ 8,700,000		Triborough Bridge & Tunnel Authority, NY, (Series B-2A) Weekly VRDNs, (State Street Bank and Trust Co. LOC), 0.600%, 5/4/2022	$ 8,700,000
16,000,000		Triborough Bridge & Tunnel Authority, NY, (Series B-2B) Weekly VRDNs, (State Street Bank and Trust Co. LOC), 0.650%, 5/5/2022	16,000,000
		TOTAL	209,080,000
		North Carolina— 2.4%
26,175,000		Person County, NC Industrial Facilities & PCFA (Certainteed Gypsum, Inc.), (Series 2010) Weekly VRDNs, (Credit Industriel et Commercial LOC), 0.500%, 5/5/2022	26,175,000
3,550,000		University of North Carolina at Chapel Hill (University of North Carolina Hospitals), (Series 2001A) Daily VRDNs, (TD Bank, N.A. LIQ), 0.320%, 5/2/2022	3,550,000
		TOTAL	29,725,000
		Ohio— 2.2%
4,070,000		Akron, Bath & Copley, OH Joint Township Hospital District (Summa Health System), (Series 2017C) Weekly VRDNs, (BMO Harris Bank, N.A. LOC), 0.440%, 5/5/2022	4,070,000
11,800,000		Ohio State Higher Educational Facility Commission (Cleveland Clinic), (Series 2013B-2) Daily VRDNs, (Bank of New York Mellon, N.A. LIQ), 0.340%, 5/2/2022	11,800,000
11,000,000		Ohio State Higher Educational Facility Commission (Cleveland Clinic), (Series 2019D-1) Weekly VRDNs, 0.410%, 5/5/2022	11,000,000
		TOTAL	26,870,000
		Pennsylvania— 6.8%
5,000,000		Butler County, PA IDA (Concordia Lutheran Obligated Group), (Series A of 2008) Weekly VRDNs, (Truist Bank LOC), 0.530%, 5/5/2022	5,000,000
17,525,000		Pennsylvania EDFA (PPL Energy Supply LLC), (Series C) Weekly VRDNs, (MUFG Bank Ltd. LOC), 0.750%, 5/4/2022	17,525,000
18,225,000		Pennsylvania State Turnpike Commission, (Series of 2020) Weekly VRDNs, (TD Bank, N.A. LOC), 0.440%, 5/5/2022	18,225,000
39,000,000		Pittsburgh & Allegheny County, PA Sports & Exhibition Authority, (Series A of 2007) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(PNC Bank, N.A. LIQ), 0.470%, 5/5/2022	39,000,000
4,640,000		Southcentral PA, General Authority (Wellspan Health Obligated Group), (Series 2019E) Daily VRDNs, (U.S. Bank, N.A. LIQ), 0.370%, 5/2/2022	4,640,000
		TOTAL	84,390,000
		Tennessee— 0.3%
3,635,000		Blount County, TN Public Building Authority (Bradley County, TN), (Series E-6-A) Weekly VRDNs, (Truist Bank LOC), 0.580%, 5/4/2022	3,635,000
		Texas— 2.5%
6,000,000		Tarrant County, TX Cultural Education Facilities Finance Corp. (Baylor Scott & White Health Care System), (Series 2011C) Daily VRDNs, (TD Bank, N.A. LOC), 0.320%, 5/2/2022	6,000,000
Semi-Annual Shareholder Report
7

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		Texas— continued
$25,500,000		Tarrant County, TX Cultural Education Facilities Finance Corp. (Methodist Hospitals of Dallas), (Series 2008B) Daily VRDNs, (TD Bank, N.A. LOC), 0.330%, 5/2/2022	$ 25,500,000
		TOTAL	31,500,000
		Utah— 1.4%
14,740,000		Emery County, UT (Pacificorp), PCRB (Series 1994) Weekly VRDNs, 0.480%, 5/4/2022	14,740,000
2,000,000		St. George, UT IDRB (Apogee Enterprises, Inc.), (Series 2010) Weekly VRDNs, (Wells Fargo Bank, N.A. LOC), 0.490%, 5/5/2022	2,000,000
		TOTAL	16,740,000
		Virginia— 0.3%
4,080,000		Lynchburg, VA Economic Development Authority (Centra Health Obligated Group), (Series 2017C) Weekly VRDNs, (Truist Bank LOC), 0.580%, 5/5/2022	4,080,000
		West Virginia— 2.4%
9,630,000		Marshall County, WV (Honeywell International, Inc.), (Series 1994) Weekly VRDNs, 0.450%, 5/4/2022	9,630,000
20,100,000		West Virginia State Hospital Finance Authority (Cabell Huntington Hospital), (Series 2008A) Weekly VRDNs, (Truist Bank LOC), 0.580%, 5/5/2022	20,100,000
		TOTAL	29,730,000
		Wyoming— 0.8%
9,800,000		Sublette County, WY (Exxon Capital Ventures, Inc.), (Series 2014) Daily VRDNs, (GTD by Exxon Mobil Corp.), 0.320%, 5/2/2022	9,800,000
		TOTAL INVESTMENT IN SECURITIES—99.7% (AT AMORTIZED COST)[2]	1,237,945,000
		OTHER ASSETS AND LIABILITIES - NET—0.3%[3]	4,236,360
		TOTAL NET ASSETS—100%	$1,242,181,360
At April 30, 2022, the Fund held no securities that are subject to the federal alternative minimum tax (AMT) (unaudited).
1
Current rate and current maturity or next reset date shown for floating rate notes and variable rate notes/demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

2	Also represents cost for federal tax purposes.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2022.
Semi-Annual Shareholder Report
8

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of April 30, 2022, all investments of the Fund utilized Level 2 inputs in valuing the Fund’s assets carried at fair value.
The following acronym(s) are used throughout this portfolio:
CDA	—Community Development Authority
CP	—Commercial Paper
EDC	—Economic Development Commission
EDFA	—Economic Development Finance Authority
EDRB	—Economic Development Revenue Bond
EDRBs	—Economic Development Revenue Bonds
FHLB	—Federal Home Loan Bank
FNMA	—Federal National Mortgage Association
GTD	—Guaranteed
HFA	—Housing Finance Authority
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
IDRB	—Industrial Development Revenue Bond
INS	—Insured
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
MFH	—Multi-Family Housing
PCFA	—Pollution Control Finance Authority
PCR	—Pollution Control Revenue
PCRB	—Pollution Control Revenue Bond
UT	—Unlimited Tax
VRDNs	—Variable Rate Demand Notes
VRDP	—Variable Rate Demand Preferred
VRDPs	—Variable Rate Demand Preferreds
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
9

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2022	Year Ended October 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Income From Investment Operations:
Net investment income (loss)	0.0004	0.0001	0.0060	0.0137	0.0114	0.0059
Net realized gain (loss)	0.0000[1]	—	—	—	—	—
Total From Investment Operations	0.0004	0.0001	0.0060	0.0137	0.0114	0.0059
Less Distributions:
Distributions from net investment income	(0.0004)	(0.0001)	(0.0060)	(0.0137)	(0.0114)	(0.0059)
Net Asset Value, End of Period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return[2]	0.04%	0.01%	0.60%	1.38%	1.15%	0.59%
Ratios to Average Net Assets:
Net expenses[3]	0.14%[4]	0.08%	0.19%	0.20%	0.20%	0.20%
Net investment income	0.09%[4]	0.01%	0.64%	1.36%	1.17%	0.59%
Expense waiver/reimbursement[5]	0.23%[4]	0.29%	0.18%	0.16%	0.18%	0.20%
Supplemental Data:
Net assets, end of period (000 omitted)	$824,319	$549,366	$735,236	$855,998	$594,047	$301,268

1	Represents less than $0.0001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
The financial highlights of the Premier Shares are presented separately.
Semi-Annual Shareholder Report
10

Statement of Assets and Liabilities
April 30, 2022 (unaudited)

Assets:
Investment in securities, at amortized cost and fair value	$1,237,945,000
Cash	4,992,406
Income receivable	444,250
Receivable for shares sold	1,165,517
Total Assets	1,244,547,173
Liabilities:
Payable for shares redeemed	2,089,023
Income distribution payable	147,974
Payable to adviser (Note 5)	2,958
Payable for administrative fee (Note 5)	5,333
Payable for other service fees (Note 2)	40,378
Accrued expenses (Note 5)	80,147
Total Liabilities	2,365,813
Net assets for 1,242,172,435 shares outstanding	$1,242,181,360
Net Assets Consist of:
Paid-in capital	$1,242,172,435
Total distributable earnings (loss)	8,925
Total Net Assets	$1,242,181,360
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares:
$824,318,808 ÷ 824,319,114 shares outstanding, no par value, unlimited shares authorized	$1.0000
Premier Shares:
$417,862,552 ÷ 417,853,321 shares outstanding, no par value, unlimited shares authorized	$1.0000
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
11

Statement of Operations
Six Months Ended April 30, 2022 (unaudited)

Investment Income:
Interest	$974,027
Expenses:
Investment adviser fee (Note 5)	876,343
Administrative fee (Note 5)	343,349
Custodian fees	15,400
Transfer agent fees	27,533
Directors’/Trustees’ fees (Note 5)	2,314
Auditing fees	9,620
Legal fees	4,233
Portfolio accounting fees	83,108
Other service fees (Note 2)	137,802
Share registration costs	28,258
Printing and postage	10,642
Miscellaneous (Note 5)	20,105
TOTAL EXPENSES	1,558,707
Waivers and Reimbursement:
Waiver of investment adviser fee (Note 5)	(811,608)
Waivers/reimbursement of other operating expenses (Notes 2 and 5)	(165,538)
TOTAL WAIVERS AND REIMBURSEMENT	(977,146)
Net expenses	581,561
Net investment income	392,466
Net realized loss on investments	(167)
Change in net assets resulting from operations	$392,299
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
12

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2022	Year Ended 10/31/2021
Increase (Decrease) in Net Assets
Operations:
Net investment income	$392,466	$101,103
Net realized gain (loss)	(167)	—
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	392,299	101,103
Distributions to Shareholders:
Institutional Shares	(236,558)	(63,749)
Premier Shares	(155,373)	(37,230)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(391,931)	(100,979)
Share Transactions:
Proceeds from sale of shares	2,059,887,024	2,850,722,643
Net asset value of shares issued to shareholders in payment of distributions declared	155,844	44,183
Cost of shares redeemed	(1,668,493,369)	(3,133,534,477)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	391,549,499	(282,767,651)
Change in net assets	391,549,867	(282,767,527)
Net Assets:
Beginning of period	850,631,493	1,133,399,020
End of period	$1,242,181,360	$850,631,493
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
13

Notes to Financial Statements
April 30, 2022 (unaudited)
1. ORGANIZATION
Federated Hermes Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 16 portfolios. The financial statements included herein are only those of Federated Hermes Institutional Tax-Free Cash Trust (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Institutional Shares and Premier Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide dividend income exempt from federal regular income taxes while seeking relative stability of principal. Interest income from the Fund’s investments may be subject to the federal AMT for individuals and state and local taxes.
The Fund operates as an institutional money market fund. As an institutional money market fund, the Fund: (1) will not be limited to institutional investors, but will continue to be available to retail investors; (2) will utilize current market-based prices (except as otherwise generally permitted to value individual portfolio securities with remaining maturities of 60 days or less at amortized cost in accordance with Securities and Exchange Commission (SEC) rules and guidance) to value its portfolio securities and transact at a floating net asset value (NAV) that uses four decimal-place precision ($1.0000); and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund’s weekly liquid assets were to fall below a designated threshold, if the Fund’s Board of Trustees (the “Trustees”) determine such liquidity fees or redemption gates are in the best interest of the Fund.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its NAV, the Fund generally values investments as follows:
◾
Fixed-income securities with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
◾
Fixed-income securities with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer’s creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment’s fair value, in which case it would be valued in the same manner as a longer-term security. The Fund may only use this method to value a portfolio security when it can reasonably conclude, at each time it makes a valuation determination, that the amortized cost price of the portfolio security is approximately the same as the fair value of the security as determined without the use of amortized cost valuation.
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◾
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations
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indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any over-the-counter derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers and reimbursement of $977,146 is disclosed in this Note 2 and Note 5. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Institutional Shares and Premier Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time.
For the six months ended April 30, 2022, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Waived by Unaffiliated Third Parties
Institutional Shares	$137,802	$(75,670)
For the six months ended April 30, 2022, the Fund’s Premier Shares did not incur other service fees.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2022, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax
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liabilities as income tax expense in the Statement of Operations. As of April 30, 2022, tax years 2018 through 2021 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 4/30/2022		Year Ended 10/31/2021
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	714,525,690	$714,525,690	436,603,893	$436,603,893
Shares issued to shareholders in payment of distributions declared	88,843	88,843	26,899	26,899
Shares redeemed	(439,661,669)	(439,661,669)	(622,501,075)	(622,501,075)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	274,952,864	$274,952,864	(185,870,283)	$(185,870,283)
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	Six Months Ended 4/30/2022		Year Ended 10/31/2021
Premier Shares:	Shares	Amount	Shares	Amount
Shares sold	1,345,361,334	$1,345,361,334	2,414,118,750	$2,414,118,750
Shares issued to shareholders in payment of distributions declared	67,001	67,001	17,284	17,284
Shares redeemed	(1,228,831,700)	(1,228,831,700)	(2,511,033,402)	(2,511,033,402)
NET CHANGE RESULTING FROM PREMIER SHARE TRANSACTIONS	116,596,635	$116,596,635	(96,897,368)	$(96,897,368)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	391,549,499	$391,549,499	(282,767,651)	$(282,767,651)
4. FEDERAL TAX INFORMATION
As of October 31, 2021, the Fund had a capital loss carryforward of $36 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$36	$—	$36
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund’s average daily net assets. Under the investment advisory contract, which is subject to annual review by the Trustees, the Adviser will waive the amount, limited to the amount of the advisory fee, by which the Fund’s aggregate annual operating expenses including the investment advisory fee but excluding interest, taxes, brokerage commissions, expenses of registering or qualifying the Fund and its shares under federal and state laws and regulations, expenses of withholding taxes and extraordinary expenses exceed 0.45% of its average daily net assets. In addition, the Adviser may choose to waive an additional portion of its fee for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the six months ended April 30, 2022, the Adviser voluntarily waived $811,608 of its fee and voluntarily reimbursed $89,868 of other operating expenses.
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Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2022, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Expense Limitation
In addition to the contractual fee waiver described under “Investment Adviser Fee” above with regard to the Fund’s Institutional Shares and Premier Shares, the Adviser and certain of its affiliates (which may include FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Institutional Shares and Premier Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.20% and 0.15% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) March 1, 2023; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the six months ended April 30, 2022, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $509,000,000 and $559,840,000 respectively.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
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6. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2022, there were no outstanding loans. During the six months ended April 30, 2022, the program was not utilized.
7. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may continue for an extended period of time and has resulted in substantial economic volatility. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2021 to April 30, 2022.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 11/1/2021	Ending Account Value 4/30/2022	Expenses Paid During Period[1]
Actual	$1,000.00	$1,000.40	$0.69[2]
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,024.10	$0.70[2]

1
Expenses are equal to the Fund’s Institutional Shares annualized net expense ratio of 0.14%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period).

2
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Institutional Shares current Fee Limit of 0.20% (as reflected in the Notes to Financial Statements, Note 5 under
Expense Limitation), multiplied by the average account value over the period, multiplied by
181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $0.99 and $1.00, respectively.

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Evaluation and Approval of Advisory Contract–May 2021
FEDERATED HERMES INSTITUTIONAL TAX-FREE CASH TRUST (THE “FUND”)
At its meetings in May 2021 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional
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matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the Adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate) and comments on the reasons for the Fund’s performance; the Fund’s investment objectives; the Fund’s expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring and managing the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”), which include a comprehensive array of funds with different investment objectives, policies and strategies, and the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Hermes Funds and Federated Hermes’ affiliates that service them (including communications from regulatory agencies), as well as Federated Hermes’ responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Hermes Funds and/or Federated Hermes may be responding to them. The Board noted that its evaluation process is evolutionary and that the criteria considered and the emphasis placed on relevant criteria may change in recognition of changing circumstances in the mutual fund marketplace.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the
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fund, its benchmark, and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with a fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the Federated Hermes Funds.
In addition to considering the above-referenced factors, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that in the marketplace there are a range of investment options available to the Fund’s shareholders and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection
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with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the Federated Hermes Funds family, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the range of services provided to the Fund by the Adviser and its affiliates. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade execution capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser’s ability and experience in attracting and retaining qualified personnel to service the Fund. In addition, the Board noted that the Fund is a money market mutual fund that operates in accordance with the limitations set forth in Rule 2a-7 under the 1940 Act. In this connection, the Board considered the expertise of the Adviser in managing money market funds, its extensive experience with the requirements of Rule 2a-7 and its commitment to managing the Fund in accordance with these requirements. The Fund’s ability to deliver competitive performance when compared to its Performance Peer Group (as defined below) was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund’s investment program. The Board also considered the additional yield support provided by the Adviser and/or its affiliates, in the form of voluntary fee waivers and/or expense reimbursements, in order for the Fund to maintain a positive yield.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes in 2018, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to have access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters.
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The Board considered the quality of the Adviser’s communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Fund and other Federated Hermes Funds. In this regard, the Board took into account the Adviser’s communications with the Board in light of the market volatility amidst the pandemic. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding the Adviser’s regulatory and compliance environment. The Board considered the Adviser’s compliance program, compliance history, and reports from the CCO about the Adviser’s compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and, in particular, the compliance-related resources devoted by the Adviser and its affiliates in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including the Adviser’s commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the designation of the Federated Hermes Funds’ investment advisers as the administrators of the Federated Hermes Funds’ liquidity risk management program.
The Board also considered discussions with Federated Hermes regarding the implementation of its business continuity plans and recognized steps taken by Federated Hermes to continue to provide the same nature, extent and quality of services to the Federated Hermes Funds during the pandemic. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate, including changes associated with the pandemic.
Based on these considerations, the Board concluded that the nature, extent and quality of the Adviser’s investment management and related services warrant the continuation of the Contract.
Fund Investment Performance
In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus. The Board also considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board
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throughout the year and in connection with the May Meetings. These reports include, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant investment categories and the Fund’s benchmark index, portfolio attribution information and commentary on the effect of current and recent market conditions.
The Board also reviewed comparative information regarding the performance of other mutual funds in the category of peer funds selected by iMoneyNet, an independent fund ranking organization (the “Performance Peer Group”), noting the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
For the one-year period ended December 31, 2020, the Fund’s performance was above the median of the Performance Peer Group. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Performance Peer Group.
Following such evaluation and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Contract.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by iMoneyNet (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall iMoneyNet category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall iMoneyNet category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board noted that it found the use of such comparisons to be relevant to its deliberations. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because such comparisons are believed to be more relevant. The Board considered that other mutual funds are the products most like the Fund, in that they are readily available to Fund
Semi-Annual Shareholder Report
28

shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other mutual funds’ fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
The Board also received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-mutual fund clients (such as institutional separate accounts) and third-party unaffiliated mutual funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-mutual fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing, addressing different administrative responsibilities, and addressing different degrees of risk associated with management; and (vi) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s mutual fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Following such evaluation and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Contract.
Semi-Annual Shareholder Report
29

Profitability and Other Benefits
The Board also received financial information about Federated Hermes, including information regarding the compensation and ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. This information covered not only the fees under the Federated Hermes Funds’ investment advisory contracts, but also fees received by Federated Hermes’ affiliates for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds. In addition, the Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Hermes Fund shareholders and/or reported to the Board their intention to do so (or continue to do so) in the future. Moreover, the Board received and considered regular reports from Federated Hermes throughout the year as to the institution, adjustment or elimination of these voluntary waivers and/or reimbursements.
The Board received and considered information furnished by Federated Hermes, as requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. The allocation information, including the CCO’s view that cost allocations on a fund-by-fund basis may be unreliable, was considered in the evaluation by the Board. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
Semi-Annual Shareholder Report
30

The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as personnel and processes for the portfolio management (including market data on which portfolio managers make investment decisions), trading operations, issuer engagement (including with respect to ESG matters), shareholder services, compliance, business continuity, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments (as well as the benefits of any economies of scale, should they exist) are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and that such waivers and reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board also considered reports on adviser-paid fees (commonly referred to as “revenue sharing”) that were provided to the Board throughout the year and in connection with the May Meetings. The Board considered the beliefs of Federated Hermes and the CCO that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fees as a fund attains a certain size.
Semi-Annual Shareholder Report
31

Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund was reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to approve the continuation of the existing arrangement.
Semi-Annual Shareholder Report
32

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400, Option #4. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings as of the close of each month on “Form N-MFP.” Form N-MFP is available on the SEC’s website at sec.gov. You may access Form N-MFP via the link to the Fund and share class name at FederatedInvestors.com.
Semi-Annual Shareholder Report
33

You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.
Semi-Annual Shareholder Report
34

Federated Hermes Institutional Tax-Free Cash Trust
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 608919486
Q454417 (6/22)
© 2022 Federated Hermes, Inc.

Semi-Annual Shareholder Report
April 30, 2022

Share Class | Ticker	Wealth | NISXX	Service | FNTXX	Cash II | NYCXX
Cash Series | FNCXX

Federated Hermes New York Municipal Cash Trust

A Portfolio of Federated Hermes Money Market Obligations Trust
Dear Valued Shareholder,
We are pleased to present the Semi-Annual Shareholder Report for your fund covering the period from November 1, 2021 through April 30, 2022. This report includes a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedInvestors.com offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on Twitter (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,

J. Christopher Donahue, President
The Fund is a Retail Money Market Fund and is only available for investment to accounts beneficially owned by natural persons.

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At April 30, 2022, the Fund’s portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	74.3%
Municipal Notes	24.8%
Other Assets and Liabilities—Net[2]	0.9%
TOTAL	100%

1	See the Fund’s Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
At April 30, 2022, the Fund’s effective maturity schedule1 was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	71.5%
8-30 Days	0.5%
31-90 Days	21.3%
91-180 Days	2.6%
181 Days or more	3.2%
Other Assets and Liabilities—Net[2]	0.9%
Total	100%

1	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
1

Portfolio of Investments
April 30, 2022 (unaudited)
Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— 99.1%
		New York— 99.1%
$ 595,000		Albany, NY IDA (Albany Local Development Corp.), (Series 2002: Corning Preserve/Hudson Riverfront) Weekly VRDNs, (KeyBank, N.A. LOC), 0.550%, 5/5/2022	$ 595,000
3,800,000		Albany, NY IDA (Renaissance Corporation of Albany), (Series 2004) Weekly VRDNs, (Manufacturers & Traders Trust Co., Buffalo LOC), 0.510%, 5/5/2022	3,800,000
4,000,000		Alfred Almond, NY CSD BANs, 1.000%, 6/14/2022	3,999,486
5,700,000		Arkport, NY CSD BANs, 1.000%, 6/23/2022	5,699,106
1,200,000		Battery Park, NY City Authority, (Series 2019D) Weekly VRDNs, (TD Bank, N.A. LIQ), 0.430%, 5/5/2022	1,200,000
3,975,000		Battery Park, NY City Authority, RBC Muni Products (Series 2019-E-137) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.470%, 5/5/2022	3,975,000
2,948,540		Chemung County, NY BANs, 1.000%, 10/14/2022	2,957,753
2,263,050		Cold Spring, NY BANs, 1.500%, 5/6/2022	2,263,408
2,000,000		Cooperstown, NY CSD BANs, 1.000%, 6/30/2022	2,002,626
1,140,000		East Hampton, NY Union Free School District TANs, 1.500%, 6/24/2022	1,141,859
3,140,000		Ellicottville, NY CSD, (Series A) BANs, 1.500%, 6/23/2022	3,145,727
6,315,000		Elmira, NY City School District BANs, 1.500%, 6/24/2022	6,318,100
3,000,000		Elwood, NY Union Free School District TANs, 1.250%, 6/24/2022	3,003,867
3,325,000		Erie County, NY IDA (Our Lady of Victory Renaissance Corporation), (Series 2007A) Weekly VRDNs, (HSBC Bank USA, N.A. LOC), 0.470%, 5/5/2022	3,325,000
2,000,000		Garrison, NY UFSD BANs, 1.000%, 6/30/2022	2,002,456
2,880,000		Hastings, NY BANs, 1.000%, 6/30/2022	2,883,494
6,750,000		Hudson Yards Infrastructure Corp. NY, Tender Option Bond Trust Certificates (Series 2020-XF2859) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 0.520%, 5/5/2022	6,750,000
5,030,000		Hudson Yards Infrastructure Corp. NY, Tender Option Bond Trust Receipts (Series 2019-ZM0737) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.520%, 5/5/2022	5,030,000
3,756,813		Hyde Park, NY CSD BANs, 1.250%, 6/17/2022	3,759,567
1,553,350		Lima, NY BANs, 1.750%, 5/27/2022	1,554,927
4,000,000		Marlboro, NY CSD BANs, 1.250%, 6/29/2022	4,001,899
5,000,000		Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Tender Option Bond Trust Receipts (Series 2018-XM0697) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 0.490%, 5/5/2022	5,000,000
Semi-Annual Shareholder Report
2

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		New York— continued
$16,685,000
Metropolitan Transportation Authority, NY (MTA Transportation Revenue),
Tender Option Bond Trust Receipts (Series 2020-XF0917) Weekly VRDNs,
(Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A.
LIQ), 0.530%, 5/5/2022
			$ 16,685,000
16,670,000		Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Tender Option Bond Trust Receipts (Series 2020-XM0826) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.530%, 5/5/2022	16,670,000
13,330,000		Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Tender Option Bond Trust Receipts (Series 2020-XM0835) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.530%, 5/5/2022	13,330,000
2,685,000		Monroe County, NY IDA (Continuing Developmental Services, Inc.), (Series 2007) Weekly VRDNs, (Citizens Bank, N.A., Providence LOC), 0.550%, 5/5/2022	2,685,000
3,725,000		Nassau County, NY, RBC Muni Products (Series 2018 G-5) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.470%, 5/5/2022	3,725,000
8,000,000		Nassau County, NY, Tender Option Bond Trust Certificates (Series 2019-XF2815) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Barclays Bank PLC LIQ), 0.520%, 5/5/2022	8,000,000
8,700,000		Nassau County, NY, Tender Option Bond Trust Certificates (Series 2019-XF2816) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Toronto Dominion Bank LIQ), 0.520%, 5/5/2022	8,700,000
3,915,000		New York City Housing Development Corp., Tender Option Bond Trust Certificates (Series 2019-ZF2787) Weekly VRDNs, (Morgan Stanley Bank, N.A. LIQ), 0.470%, 5/5/2022	3,915,000
1,150,000		New York City, NY Municipal Water Finance Authority, Tender Option Bond Trust Receipts (Series 2021-XF2940) Weekly VRDNs, (UBS AG LIQ), 0.470%, 5/5/2022	1,150,000
2,820,000		New York City, NY Transitional Finance Authority, Future Tax Secured Subordinate Bonds (Series 2013C-5) Weekly VRDNs, (Sumitomo Mitsui Banking Corp. LIQ), 0.440%, 5/5/2022	2,820,000
2,000,000		New York City, NY, (Subseries A-2) Daily VRDNs, (Mizuho Bank Ltd. LOC), 0.330%, 5/2/2022	2,000,000
500,000		New York City, NY, (Subseries A-7) Daily VRDNs, (Bank of the West, San Francisco, CA LOC), 0.360%, 5/2/2022	500,000
2,000,000		New York City, NY, Fiscal 2018 (Subseries B-4) Daily VRDNs, (Barclays Bank PLC LIQ), 0.350%, 5/2/2022	2,000,000
10,620,000		New York City, NY, Stage Trust 3a-7 (Series 2020-003) VRENs, (Wells Fargo Bank, N.A. LIQ), 0.590%, 5/5/2022	10,620,000
1,830,000		New York Liberty Development Corporation (4 World Trade Center LLC), (Series-XG0350) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 0.470%, 5/5/2022	1,830,000
3,750,000		New York State Dormitory Authority (New York State Personal Income Tax Revenue Bond Fund), Tender Option Bond Trust Receipts (Series 2020-XF0951) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.470%, 5/5/2022	3,750,000
Semi-Annual Shareholder Report
3

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		New York— continued
$ 4,600,000
New York State Dormitory Authority (New York State Personal Income Tax
Revenue Bond Fund), Tender Option Bond Trust Receipts
(Series 2018-XG0218) Weekly VRDNs, (Bank of America N.A. LIQ),
0.470%, 5/5/2022
			$ 4,600,000
3,000,000		New York State Energy Research & Development Authority (Consolidated Edison Co.), (Series 2005A-3) Weekly VRDNs, (Mizuho Bank Ltd. LOC), 0.450%, 5/4/2022	3,000,000
3,750,000		New York State HFA (10 Barclay Street Housing LLC), (Series A) Weekly VRDNs, (FNMA LOC), 0.400%, 5/4/2022	3,750,000
12,625,000		New York State HFA (100 Maiden Lane), (2004 Series A) Weekly VRDNs, (FNMA LOC), 0.400%, 5/4/2022	12,625,000
2,500,000		New York State HFA (160 Madison Avenue, LLC), (Series 2014A) Daily VRDNs, (Landesbank Hessen-Thuringen LOC), 0.320%, 5/2/2022	2,500,000
1,500,000		New York State HFA (160 Madison Avenue), (2013 Series A) Daily VRDNs, (Landesbank Hessen-Thuringen LOC), 0.320%, 5/2/2022	1,500,000
1,350,000		New York State HFA (326 Riverdale Owners LLC), (Series 2008A: 330 Riverdale Avenue Apartments) Weekly VRDNs, (Bank of America N.A. LOC), 0.400%, 5/4/2022	1,350,000
11,735,000		New York State HFA (600 West 42nd Street), (2009 Series A) Weekly VRDNs, (FNMA LOC), 0.450%, 5/4/2022	11,735,000
2,950,000		New York State HFA, Tender Option Bond Trust Certificates (Series 2019-ZF2800) Weekly VRDNs, (Barclays Bank PLC LIQ), 0.480%, 5/5/2022	2,950,000
2,025,000		New York State Power Authority, Tender Option Bond Trust Receipts (Series 2020-XF0945) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.470%, 5/5/2022	2,025,000
2,250,000		New York State Power Authority, Tender Option Bond Trust Receipts (Series 2020-XF0946) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.470%, 5/5/2022	2,250,000
3,000,000		New York State Power Authority, Tender Option Bond Trust Receipts (Series 2020-XF0947) Weekly VRDNs, (Toronto Dominion Bank LIQ), 0.470%, 5/5/2022	3,000,000
5,000,000		New York State Power Authority, Tender Option Bond Trust Receipts (Series 2020-ZF0949) Weekly VRDNs, (Toronto Dominion Bank LIQ), 0.470%, 5/5/2022	5,000,000
7,500,000		New York State Urban Development Corp. (New York State Personal Income Tax Revenue Bond Fund), Tender Option Bond Trust Receipts (Series 2018-XM0636) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.470%, 5/5/2022	7,500,000
14,500,000		Nuveen New York AMT-Free Quality Municipal Income Fund, (Series 1) Weekly VRDPs, (Societe Generale, Paris LIQ), 0.490%, 5/5/2022	14,500,000
10,000,000		Nuveen New York AMT-Free Quality Municipal Income Fund, (Series 5) Weekly VRDPs, (TD Bank, N.A. LIQ), 0.480%, 5/5/2022	10,000,000
3,910,000		Onondaga County, NY IDA (Syracuse Research Corp.), (Series 2007) Weekly VRDNs, (Manufacturers & Traders Trust Co., Buffalo LOC), 0.510%, 5/5/2022	3,910,000
Semi-Annual Shareholder Report
4

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		New York— continued
$ 1,235,000		Port Authority of New York and New Jersey, Tender Option Bond Trust Certificates (2015-ZM0099) Weekly VRDNs, (Morgan Stanley Bank, N.A. LIQ), 0.520%, 5/5/2022	$ 1,235,000
2,000,000		Prattsburgh, NY CSD BANs, 1.000%, 6/24/2022	2,002,273
800,000		Rensselaer County, NY IDA (WMHT Educational Telecommunications), Civic Facility Revenue Bonds (Series 2003A) Weekly VRDNs, (Manufacturers & Traders Trust Co., Buffalo LOC), 0.510%, 5/5/2022	800,000
3,522,778		Rome, NY BANs, 1.000%, 6/15/2022	3,525,687
6,435,000		Romulus, NY CSD BANs, 1.000%, 6/24/2022	6,442,216
2,000,000		Sewanhaka, NY Central High School District TANs, 1.500%, 6/20/2022	2,003,132
2,100,000		Triborough Bridge & Tunnel Authority, NY, (Series B-2A) Weekly VRDNs, (State Street Bank and Trust Co. LOC), 0.600%, 5/4/2022	2,100,000
5,000,000		Trust for Cultural Resources of the City of New York (American Museum of Natural History), (Series 2014 B2) TOBs, 0.480% (SIFMA 7-day +0.040%), Mandatory Tender 8/29/2022	5,000,000
7,250,000		Trust for Cultural Resources of the City of New York (American Museum of Natural History), (Series B1) TOBs, 0.590%, Mandatory Tender 12/29/2022	7,250,000
4,030,000		Utica, NY Industrial Development Agency Civic Facility (Munson-Williams- Proctor Arts Institute), (Series 2006) Weekly VRDNs, (Citizens Bank, N.A., Providence LOC), 0.500%, 5/5/2022	4,030,000
3,265,000		Watertown, NY Enlarged City School District BANs, 1.000%, 6/28/2022	3,268,881
2,500,000		Watervliet, NY City School District BANs, 3.250%, 4/26/2023	2,526,531
		TOTAL INVESTMENT IN SECURITIES—99.1% (AT AMORTIZED COST)[2]	305,167,995
		OTHER ASSETS AND LIABILITIES - NET—0.9%[3]	2,915,662
		TOTAL NET ASSETS—100%	$308,083,657
At April 30, 2022, the Fund held no securities that are subject to the federal alternative minimum tax (AMT) (unaudited).
1
Current rate and current maturity or next reset date shown for floating rate notes and variable rate notes/demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

2	Also represents cost for federal tax purposes.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2022.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
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5

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
In valuing the Fund’s assets as of April 30, 2022, all investments of the Fund are valued using amortized cost, which is a methodology utilizing Level 2 inputs.
The following acronym(s) are used throughout this portfolio:
BANs	—Bond Anticipation Notes
CSD	—Central School District
FNMA	—Federal National Mortgage Association
HFA	—Housing Finance Authority
IDA	—Industrial Development Authority
INS	—Insured
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
SIFMA	—Securities Industry and Financial Markets Association
TANs	—Tax Anticipation Notes
TOBs	—Tender Option Bonds
UFSD	—Union Free School District
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
VRENs	—Variable Rate Extendible Notes
See Notes which are an integral part of the Financial Statements
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6

Financial Highlights–Wealth Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2022	Year Ended October 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.006	0.013	0.011	0.006
Net realized gain (loss)	0.000[1]	0.000[1]	0.000[1]	0.000[1]	—	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.006	0.013	0.011	0.006[1]
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.006)	(0.013)	(0.011)	(0.006)
Distributions from net realized gain	(0.000)[1]	(0.000)[1]	(0.000)[1]	—	(0.000)[1]	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.006)	(0.013)	(0.011)	(0.006)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.03%	0.01%	0.58%	1.33%	1.08%	0.56%
Ratios to Average Net Assets:
Net expenses[3]	0.19%[4]	0.21%	0.32%	0.32%	0.32%	0.32%
Net investment income	0.05%[4]	0.01%	0.64%	1.31%	1.10%	0.58%
Expense waiver/reimbursement[5]	0.43%[4]	0.34%	0.19%	0.17%	0.25%	0.34%
Supplemental Data:
Net assets, end of period (000 omitted)	$106,874	$111,555	$179,225	$326,684	$211,511	$111,061

1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
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7

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2022	Year Ended October 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.004	0.011	0.009	0.003
Net realized gain (loss)	0.000[1]	0.000[1]	0.000[1]	0.000[1]	—	0.000[1]
Total From Investment Operations	0.000[1]	0.000[1]	0.004	0.011	0.009	0.003[1]
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.004)	(0.011)	(0.009)	(0.003)
Distributions from net realized gain	(0.000)[1]	(0.000)[1]	(0.000)[1]	—	(0.000)[1]	—
Total Distributions	(0.000)[1]	(0.000)[1]	(0.004)	(0.011)	(0.009)	(0.003)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.01%	0.43%	1.11%	0.86%	0.34%
Ratios to Average Net Assets:
Net expenses[3]	0.24%[4]	0.20%	0.46%	0.54%	0.54%	0.54%
Net investment income	0.01%[4]	0.01%	0.42%	1.09%	0.82%	0.35%
Expense waiver/reimbursement[5]	0.89%[4]	0.84%	0.55%	0.45%	0.55%	0.62%
Supplemental Data:
Net assets, end of period (000 omitted)	$164,783	$182,028	$221,000	$219,665	$28,662	$64,510

1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
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8

Financial Highlights–Cash II Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2022	Year Ended October 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.003	0.009	0.006	0.001
Net realized gain (loss)	0.000[1]	0.000[1]	0.000[1]	0.000[1]	—	0.000[1]
Total From Investment Operations	0.000[1]	0.000[1]	0.003	0.009	0.006	0.001[1]
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.003)	(0.009)	(0.006)	(0.001)
Distributions from net realized gain	(0.000)[1]	(0.000)[1]	(0.000)[1]	—	(0.000)[1]	—
Total Distributions	(0.000)[1]	(0.000)[1]	(0.003)	(0.009)	(0.006)	(0.001)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.01%	0.32%	0.87%	0.63%	0.13%
Ratios to Average Net Assets:
Net expenses[3]	0.24%[4]	0.20%	0.61%	0.77%	0.77%	0.76%
Net investment income	0.01%[4]	0.01%	0.37%	0.87%	0.62%	0.13%
Expense waiver/reimbursement[5]	0.89%[4]	0.85%	0.40%	0.22%	0.32%	0.41%
Supplemental Data:
Net assets, end of period (000 omitted)	$5,382	$8,058	$7,515	$9,952	$9,535	$10,982

1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
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9

Financial Highlights–Cash Series Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2022	Year Ended October 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.002	0.006	0.004	0.000[1]
Net realized gain (loss)	0.000[1]	0.000[1]	0.000[1]	0.000[1]	—	0.000[1]
Total From Investment Operations	0.000[1]	0.000[1]	0.002	0.006	0.004	0.000[1]
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.002)	(0.006)	(0.004)	(0.000)[1]
Distributions from net realized gain	(0.000)[1]	(0.000)[1]	(0.000)[1]	—	(0.000)[1]	—
Total Distributions	(0.000)[1]	(0.000)[1]	(0.002)	(0.006)	(0.004)	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.01%	0.21%	0.62%	0.38%	0.01%
Ratios to Average Net Assets:
Net expenses[3]	0.24%[4]	0.19%	0.71%	1.02%	1.02%	0.86%
Net investment income	0.01%[4]	0.01%	0.21%	0.63%	0.33%	0.01%
Expense waiver/reimbursement[5]	1.24%[4]	1.20%	0.65%	0.32%	0.42%	0.65%
Supplemental Data:
Net assets, end of period (000 omitted)	$31,045	$28,468	$26,151	$25,450	$35,414	$141,388

1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
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10

Statement of Assets and Liabilities
April 30, 2022 (unaudited)

Assets:
Investment in securities, at amortized cost and fair value	$305,167,995
Cash	2,476,132
Income receivable	725,702
Receivable for shares sold	6,248
Total Assets	308,376,077
Liabilities:
Payable for shares redeemed	16,704
Income distribution payable	3,535
Payable for investment adviser fee (Note 4)	3,320
Payable for administrative fee (Note 4)	1,322
Payable for transfer agent fees	164,349
Payable for legal fees	8,471
Payable for portfolio accounting fees	34,076
Payable for distribution services fee (Note 4)	11,338
Payable for other service fees (Notes 2 and 4)	39,503
Accrued expenses (Note 4)	9,802
Total Liabilities	292,420
Net assets for 308,034,818 shares outstanding	$308,083,657
Net Assets Consist of:
Paid-in capital	$308,034,818
Total distributable earnings (loss)	48,839
Total Net Assets	$308,083,657
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Wealth Shares:
$106,874,220 ÷ 106,857,862 outstanding, no par value, unlimited shares authorized	$1.00
Service Shares:
$164,783,154 ÷ 164,756,662 outstanding, no par value, unlimited shares authorized	$1.00
Cash II Shares:
$5,381,561 ÷ 5,380,453 outstanding, no par value, unlimited shares authorized	$1.00
Cash Series Shares:
$31,044,722 ÷ 31,039,841 outstanding, no par value, unlimited shares authorized	$1.00
See Notes which are an integral part of the Financial Statements
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11

Statement of Operations
Six Months Ended April 30, 2022 (unaudited)

Investment Income:
Interest	$401,787
Expenses:
Investment adviser fee (Note 4)	488,931
Administrative fee (Note 4)	128,169
Custodian fees	5,621
Transfer agent fees (Note 2)	260,251
Directors’/Trustees’ fees (Note 4)	1,045
Auditing fees	10,414
Legal fees	1,683
Portfolio accounting fees	65,659
Distribution services fee (Note 4)	320,170
Other service fees (Notes 2 and 4)	263,565
Share registration costs	38,084
Printing and postage	10,479
Miscellaneous (Note 4)	4,673
TOTAL EXPENSES	1,598,744
Waivers and Reimbursements:
Waiver of investment adviser fee (Note 4)	(456,665)
Waivers/reimbursements of other operating expenses (Notes 2 and 4)	(781,105)
TOTAL WAIVERS AND REIMBURSEMENTS	(1,237,770)
Net expenses	360,974
Net investment income	40,813
Net realized gain on investments	40,276
Change in net assets resulting from operations	$81,089
See Notes which are an integral part of the Financial Statements
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12

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2022	Year Ended 10/31/2021
Increase (Decrease) in Net Assets
Operations:
Net investment income	$40,813	$33,037
Net realized gain (loss)	40,276	20,869
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	81,089	53,906
Distributions to Shareholders:
Wealth Shares	(37,687)	(13,867)
Service Shares	(19,723)	(19,522)
Cash II Shares	(607)	(817)
Cash Series Shares	(3,660)	(3,182)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(61,677)	(37,388)
Share Transactions:
Proceeds from sale of shares	139,880,737	376,418,847
Net asset value of shares issued to shareholders in payment of distributions declared	52,857	34,492
Cost of shares redeemed	(161,978,714)	(480,252,520)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(22,045,120)	(103,799,181)
Change in net assets	(22,025,708)	(103,782,663)
Net Assets:
Beginning of period	330,109,365	433,892,028
End of period	$308,083,657	$330,109,365
See Notes which are an integral part of the Financial Statements
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13

Notes to Financial Statements
April 30, 2022 (unaudited)
1. ORGANIZATION
Federated Hermes Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 16 portfolios. The financial statements included herein are only those of Federated Hermes New York Municipal Cash Trust (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Wealth Shares, Service Shares, Cash II Shares and Cash Series Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income exempt from federal regular income tax and the personal income taxes imposed by New York State and New York municipalities consistent with stability of principal. Interest income from the Fund’s investments may be subject to the federal AMT for individuals.
The Fund operates as a retail money market fund. As a retail money market fund, the Fund: (1) will generally continue to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); (2) has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons as required for a retail money market fund by Rule 2a-7 under the Act; and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund’s weekly liquid assets were to fall below a designated threshold, if the Fund’s Board of Trustees (the “Trustees”) determines such liquidity fees or redemption gates are in the best interest of the Fund.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
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14

The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers and reimbursement of $1,237,770 is disclosed in various locations in this Note 2 and Note 4. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Transfer Agent Fees
For the six months ended April 30, 2022, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Waived by Unaffiliated Third Parties
Wealth Shares	$91,366	$(41,438)
Service Shares	138,951	(63,621)
Cash II Shares	4,255	(1,959)
Cash Series Shares	25,679	(11,672)
TOTAL	$260,251	$(118,690)
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15

Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Wealth Shares, Service Shares, Cash II Shares and Cash Series Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time.
For the six months ended April 30, 2022, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed	Other Service Fees Waived by Unaffiliated Third Parties
Service Shares	$216,640	$(17,218)	$(170,686)
Cash II Shares	6,605	(56)	(6,544)
Cash Series Shares	40,320	—	(40,320)
TOTAL	$263,565	$(17,274)	$(217,550)
For the six months ended April 30, 2022, the Fund’s Wealth Shares did not incur other service fees.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2022, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2022, tax years 2018 through 2021 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for
Semi-Annual Shareholder Report
16

resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 4/30/2022		Year Ended 10/31/2021
Wealth Shares:	Shares	Amount	Shares	Amount
Shares sold	47,468,537	$47,468,537	152,940,657	$152,940,657
Shares issued to shareholders in payment of distributions declared	28,952	28,952	11,089	11,089
Shares redeemed	(52,184,347)	(52,184,347)	(220,626,853)	(220,626,853)
NET CHANGE RESULTING FROM WEALTH SHARE TRANSACTIONS	(4,686,858)	$(4,686,858)	(67,675,107)	$(67,675,107)
	Six Months Ended 4/30/2022		Year Ended 10/31/2021
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	59,529,746	$59,529,746	162,103,430	$162,103,430
Shares issued to shareholders in payment of distributions declared	19,675	19,675	19,426	19,426
Shares redeemed	(76,804,947)	(76,804,947)	(201,104,108)	(201,104,108)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(17,255,526)	$(17,255,526)	(38,981,252)	$(38,981,252)
	Six Months Ended 4/30/2022		Year Ended 10/31/2021
Cash II Shares:	Shares	Amount	Shares	Amount
Shares sold	880,285	$880,285	11,750,445	$11,750,445
Shares issued to shareholders in payment of distributions declared	607	607	816	816
Shares redeemed	(3,558,048)	(3,558,048)	(11,208,912)	(11,208,912)
NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS	(2,677,156)	$(2,677,156)	542,349	$542,349
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17

	Six Months Ended 4/30/2022		Year Ended 10/31/2021
Cash Series Shares:	Shares	Amount	Shares	Amount
Shares sold	32,002,169	$32,002,169	49,624,315	$49,624,315
Shares issued to shareholders in payment of distributions declared	3,623	3,623	3,161	3,161
Shares redeemed	(29,431,372)	(29,431,372)	(47,312,647)	(47,312,647)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	2,574,420	$2,574,420	2,314,829	$2,314,829
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(22,045,120)	$(22,045,120)	(103,799,181)	$(103,799,181)
4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.30% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the six months ended April 30, 2022, the Adviser voluntarily waived $456,665 of its fee and voluntarily reimbursed $123,942 of other operating expenses.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2022, the annualized fee paid to FAS was 0.079% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
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18

Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Service Shares, Cash II Shares and Cash Series Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Service Shares	0.25%
Cash II Shares	0.25%
Cash Series Shares	0.60%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2022, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Service Shares	$216,797	$(208,354)
Cash II Shares	6,606	(5,449)
Cash Series Shares	96,767	(89,846)
TOTAL	$320,170	$(303,649)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2022, FSC retained $10,120 of fees paid by the Fund.
Other Service Fees
For the six months ended April 30, 2022, FSSC reimbursed $17,274 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Wealth Shares, Service Shares, Cash II Shares and Cash Series Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.32%, 0.54%, 0.77% and 1.02% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) March 1, 2023; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
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Interfund Transactions
During the six months ended April 30, 2022, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $54,260,000 and $61,770,000, respectively. Net realized gain/loss recognized on these transactions was $0.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
5. CONCENTRATION OF RISK
Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 2022, 47.5% of the securities in the portfolio of investments were backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency, was 23.0% of total investments.
6. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2022, there were no outstanding loans. During the six months ended April 30, 2022, the program was not utilized.
7. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may continue for an extended period of time and has resulted in substantial economic volatility. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could
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continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2021 to April 30, 2022.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 11/1/2021	Ending Account Value 4/30/2022	Expenses Paid During Period[1]
Actual:
Wealth Shares	$1,000	$1,000.30	$0.94[2]
Service Shares	$1,000	$1,000.10	$1.19[3]
Cash II Shares	$1,000	$1,000.10	$1.19[4]
Cash Series Shares	$1,000	$1,000.10	$1.19[5]
Hypothetical (assuming a 5% return before expenses):
Wealth Shares	$1,000	$1,023.85	$0.95[2]
Service Shares	$1,000	$1,023.60	$1.20[3]
Cash II Shares	$1,000	$1,023.60	$1.20[4]
Cash Series Shares	$1,000	$1,023.60	$1.20[5]

1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Wealth Shares	0.19%
Service Shares	0.24%
Cash II Shares	0.24%
Cash Series Shares	0.24%

2
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Wealth Shares current Fee Limit of 0.32% (as reflected in the Notes to Financial Statements, Note 4 under
Expense Limitation), multiplied by the average account value over the period, multiplied by
181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $1.59 and $1.61, respectively.

3
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Service Shares current Fee Limit of 0.54% (as reflected in the Notes to Financial Statements, Note 4 under
Expense Limitation), multiplied by the average account value over the period, multiplied by
181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $2.68 and $2.71, respectively.

4
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Cash II Shares current Fee Limit of 0.77% (as reflected in the Notes to Financial Statements, Note 4 under
Expense Limitation), multiplied by the average account value over the period, multiplied by
181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $3.82 and $3.86, respectively.

5
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Cash Series Shares current Fee Limit of 1.02% (as reflected in the Notes to Financial Statements, Note 4 under
Expense Limitation), multiplied by the average account value over the period, multiplied by
181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $5.06 and $5.11, respectively.

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Evaluation and Approval of Advisory Contract–May 2021
FEDERATED HERMES NEW YORK MUNICIPAL CASH TRUST (THE “FUND”)
At its meetings in May 2021 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional
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matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the Adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate) and comments on the reasons for the Fund’s performance; the Fund’s investment objectives; the Fund’s expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring and managing the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”), which include a comprehensive array of funds with different investment objectives, policies and strategies, and the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Hermes Funds and Federated Hermes’ affiliates that service them (including communications from regulatory agencies), as well as Federated Hermes’ responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Hermes Funds and/or Federated Hermes may be responding to them. The Board noted that its evaluation process is evolutionary and that the criteria considered and the emphasis placed on relevant criteria may change in recognition of changing circumstances in the mutual fund marketplace.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the
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fund, its benchmark, and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with a fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the Federated Hermes Funds.
In addition to considering the above-referenced factors, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that in the marketplace there are a range of investment options available to the Fund’s shareholders and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection
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with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the Federated Hermes Funds family, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the range of services provided to the Fund by the Adviser and its affiliates. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade execution capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser’s ability and experience in attracting and retaining qualified personnel to service the Fund. In addition, the Board noted that the Fund is a money market mutual fund that operates in accordance with the limitations set forth in Rule 2a-7 under the 1940 Act. In this connection, the Board considered the expertise of the Adviser in managing money market funds, its extensive experience with the requirements of Rule 2a-7 and its commitment to managing the Fund in accordance with these requirements. The Fund’s ability to deliver competitive performance when compared to its Performance Peer Group (as defined below) was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund’s investment program. The Board also considered the additional yield support provided by the Adviser and/or its affiliates, in the form of voluntary fee waivers and/or expense reimbursements, in order for the Fund to maintain a positive yield.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes in 2018, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to have access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters.
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The Board considered the quality of the Adviser’s communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Fund and other Federated Hermes Funds. In this regard, the Board took into account the Adviser’s communications with the Board in light of the market volatility amidst the pandemic. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding the Adviser’s regulatory and compliance environment. The Board considered the Adviser’s compliance program, compliance history, and reports from the CCO about the Adviser’s compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and, in particular, the compliance-related resources devoted by the Adviser and its affiliates in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including the Adviser’s commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the designation of the Federated Hermes Funds’ investment advisers as the administrators of the Federated Hermes Funds’ liquidity risk management program.
The Board also considered discussions with Federated Hermes regarding the implementation of its business continuity plans and recognized steps taken by Federated Hermes to continue to provide the same nature, extent and quality of services to the Federated Hermes Funds during the pandemic. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate, including changes associated with the pandemic.
Based on these considerations, the Board concluded that the nature, extent and quality of the Adviser’s investment management and related services warrant the continuation of the Contract.
Fund Investment Performance
In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus. The Board also considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board
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throughout the year and in connection with the May Meetings. These reports include, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant investment categories and the Fund’s benchmark index, portfolio attribution information and commentary on the effect of current and recent market conditions.
The Board also reviewed comparative information regarding the performance of other mutual funds in the category of peer funds selected by iMoneyNet, an independent fund ranking organization (the “Performance Peer Group”), noting the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
For the one-year period ended December 31, 2020, the Fund’s performance was above the median of the Performance Peer Group. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Performance Peer Group.
Following such evaluation and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Contract.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by iMoneyNet (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall iMoneyNet category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall iMoneyNet category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board noted that it found the use of such comparisons to be relevant to its deliberations. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because such comparisons are believed to be more relevant. The Board considered that other mutual funds are the products most like the Fund, in that they are readily available to Fund
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shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other mutual funds’ fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
The Board also received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-mutual fund clients (such as institutional separate accounts) and third-party unaffiliated mutual funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-mutual fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing, addressing different administrative responsibilities, and addressing different degrees of risk associated with management; and (vi) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s mutual fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Following such evaluation and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Contract.
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Profitability and Other Benefits
The Board also received financial information about Federated Hermes, including information regarding the compensation and ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. This information covered not only the fees under the Federated Hermes Funds’ investment advisory contracts, but also fees received by Federated Hermes’ affiliates for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds. In addition, the Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Hermes Fund shareholders and/or reported to the Board their intention to do so (or continue to do so) in the future. Moreover, the Board received and considered regular reports from Federated Hermes throughout the year as to the institution, adjustment or elimination of these voluntary waivers and/or reimbursements.
The Board received and considered information furnished by Federated Hermes, as requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. The allocation information, including the CCO’s view that cost allocations on a fund-by-fund basis may be unreliable, was considered in the evaluation by the Board. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
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The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as personnel and processes for the portfolio management (including market data on which portfolio managers make investment decisions), trading operations, issuer engagement (including with respect to ESG matters), shareholder services, compliance, business continuity, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments (as well as the benefits of any economies of scale, should they exist) are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and that such waivers and reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board also considered reports on adviser-paid fees (commonly referred to as “revenue sharing”) that were provided to the Board throughout the year and in connection with the May Meetings. The Board considered the beliefs of Federated Hermes and the CCO that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fees as a fund attains a certain size.
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Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund was reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to approve the continuation of the existing arrangement.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400, Option #4. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings as of the close of each month on “Form N-MFP.” Form N-MFP is available on the SEC’s website at sec.gov. You may access Form N-MFP via the link to the Fund and share class name at FederatedInvestors.com.
Semi-Annual Shareholder Report
34

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.
Semi-Annual Shareholder Report
35

Federated Hermes New York Municipal Cash Trust
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 608919858
CUSIP 60934N294
CUSIP 60934N310
CUSIP 608919866
8060106 (6/22)
© 2022 Federated Hermes, Inc.

Semi-Annual Shareholder Report
April 30, 2022

Share Class | Ticker	Wealth | NISXX

Federated Hermes New York Municipal Cash Trust

A Portfolio of Federated Hermes Money Market Obligations Trust
Dear Valued Shareholder,
We are pleased to present the Semi-Annual Shareholder Report for your fund covering the period from November 1, 2021 through April 30, 2022. This report includes a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedInvestors.com offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on Twitter (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,

J. Christopher Donahue, President
The Fund is a Retail Money Market Fund and is only available for investment to accounts beneficially owned by natural persons.

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At April 30, 2022, the Fund’s portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	74.3%
Municipal Notes	24.8%
Other Assets and Liabilities—Net[2]	0.9%
TOTAL	100%

1	See the Fund’s Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
At April 30, 2022, the Fund’s effective maturity schedule1 was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	71.5%
8-30 Days	0.5%
31-90 Days	21.3%
91-180 Days	2.6%
181 Days or more	3.2%
Other Assets and Liabilities—Net[2]	0.9%
Total	100%

1	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
1

Portfolio of Investments
April 30, 2022 (unaudited)
Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— 99.1%
		New York— 99.1%
$ 595,000		Albany, NY IDA (Albany Local Development Corp.), (Series 2002: Corning Preserve/Hudson Riverfront) Weekly VRDNs, (KeyBank, N.A. LOC), 0.550%, 5/5/2022	$ 595,000
3,800,000		Albany, NY IDA (Renaissance Corporation of Albany), (Series 2004) Weekly VRDNs, (Manufacturers & Traders Trust Co., Buffalo LOC), 0.510%, 5/5/2022	3,800,000
4,000,000		Alfred Almond, NY CSD BANs, 1.000%, 6/14/2022	3,999,486
5,700,000		Arkport, NY CSD BANs, 1.000%, 6/23/2022	5,699,106
1,200,000		Battery Park, NY City Authority, (Series 2019D) Weekly VRDNs, (TD Bank, N.A. LIQ), 0.430%, 5/5/2022	1,200,000
3,975,000		Battery Park, NY City Authority, RBC Muni Products (Series 2019-E-137) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.470%, 5/5/2022	3,975,000
2,948,540		Chemung County, NY BANs, 1.000%, 10/14/2022	2,957,753
2,263,050		Cold Spring, NY BANs, 1.500%, 5/6/2022	2,263,408
2,000,000		Cooperstown, NY CSD BANs, 1.000%, 6/30/2022	2,002,626
1,140,000		East Hampton, NY Union Free School District TANs, 1.500%, 6/24/2022	1,141,859
3,140,000		Ellicottville, NY CSD, (Series A) BANs, 1.500%, 6/23/2022	3,145,727
6,315,000		Elmira, NY City School District BANs, 1.500%, 6/24/2022	6,318,100
3,000,000		Elwood, NY Union Free School District TANs, 1.250%, 6/24/2022	3,003,867
3,325,000		Erie County, NY IDA (Our Lady of Victory Renaissance Corporation), (Series 2007A) Weekly VRDNs, (HSBC Bank USA, N.A. LOC), 0.470%, 5/5/2022	3,325,000
2,000,000		Garrison, NY UFSD BANs, 1.000%, 6/30/2022	2,002,456
2,880,000		Hastings, NY BANs, 1.000%, 6/30/2022	2,883,494
6,750,000		Hudson Yards Infrastructure Corp. NY, Tender Option Bond Trust Certificates (Series 2020-XF2859) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 0.520%, 5/5/2022	6,750,000
5,030,000		Hudson Yards Infrastructure Corp. NY, Tender Option Bond Trust Receipts (Series 2019-ZM0737) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.520%, 5/5/2022	5,030,000
3,756,813		Hyde Park, NY CSD BANs, 1.250%, 6/17/2022	3,759,567
1,553,350		Lima, NY BANs, 1.750%, 5/27/2022	1,554,927
4,000,000		Marlboro, NY CSD BANs, 1.250%, 6/29/2022	4,001,899
5,000,000		Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Tender Option Bond Trust Receipts (Series 2018-XM0697) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 0.490%, 5/5/2022	5,000,000
Semi-Annual Shareholder Report
2

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		New York— continued
$16,685,000
Metropolitan Transportation Authority, NY (MTA Transportation Revenue),
Tender Option Bond Trust Receipts (Series 2020-XF0917) Weekly VRDNs,
(Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A.
LIQ), 0.530%, 5/5/2022
			$ 16,685,000
16,670,000		Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Tender Option Bond Trust Receipts (Series 2020-XM0826) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.530%, 5/5/2022	16,670,000
13,330,000		Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Tender Option Bond Trust Receipts (Series 2020-XM0835) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.530%, 5/5/2022	13,330,000
2,685,000		Monroe County, NY IDA (Continuing Developmental Services, Inc.), (Series 2007) Weekly VRDNs, (Citizens Bank, N.A., Providence LOC), 0.550%, 5/5/2022	2,685,000
3,725,000		Nassau County, NY, RBC Muni Products (Series 2018 G-5) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.470%, 5/5/2022	3,725,000
8,000,000		Nassau County, NY, Tender Option Bond Trust Certificates (Series 2019-XF2815) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Barclays Bank PLC LIQ), 0.520%, 5/5/2022	8,000,000
8,700,000		Nassau County, NY, Tender Option Bond Trust Certificates (Series 2019-XF2816) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Toronto Dominion Bank LIQ), 0.520%, 5/5/2022	8,700,000
3,915,000		New York City Housing Development Corp., Tender Option Bond Trust Certificates (Series 2019-ZF2787) Weekly VRDNs, (Morgan Stanley Bank, N.A. LIQ), 0.470%, 5/5/2022	3,915,000
1,150,000		New York City, NY Municipal Water Finance Authority, Tender Option Bond Trust Receipts (Series 2021-XF2940) Weekly VRDNs, (UBS AG LIQ), 0.470%, 5/5/2022	1,150,000
2,820,000		New York City, NY Transitional Finance Authority, Future Tax Secured Subordinate Bonds (Series 2013C-5) Weekly VRDNs, (Sumitomo Mitsui Banking Corp. LIQ), 0.440%, 5/5/2022	2,820,000
2,000,000		New York City, NY, (Subseries A-2) Daily VRDNs, (Mizuho Bank Ltd. LOC), 0.330%, 5/2/2022	2,000,000
500,000		New York City, NY, (Subseries A-7) Daily VRDNs, (Bank of the West, San Francisco, CA LOC), 0.360%, 5/2/2022	500,000
2,000,000		New York City, NY, Fiscal 2018 (Subseries B-4) Daily VRDNs, (Barclays Bank PLC LIQ), 0.350%, 5/2/2022	2,000,000
10,620,000		New York City, NY, Stage Trust 3a-7 (Series 2020-003) VRENs, (Wells Fargo Bank, N.A. LIQ), 0.590%, 5/5/2022	10,620,000
1,830,000		New York Liberty Development Corporation (4 World Trade Center LLC), (Series-XG0350) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 0.470%, 5/5/2022	1,830,000
3,750,000		New York State Dormitory Authority (New York State Personal Income Tax Revenue Bond Fund), Tender Option Bond Trust Receipts (Series 2020-XF0951) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.470%, 5/5/2022	3,750,000
Semi-Annual Shareholder Report
3

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		New York— continued
$ 4,600,000
New York State Dormitory Authority (New York State Personal Income Tax
Revenue Bond Fund), Tender Option Bond Trust Receipts
(Series 2018-XG0218) Weekly VRDNs, (Bank of America N.A. LIQ),
0.470%, 5/5/2022
			$ 4,600,000
3,000,000		New York State Energy Research & Development Authority (Consolidated Edison Co.), (Series 2005A-3) Weekly VRDNs, (Mizuho Bank Ltd. LOC), 0.450%, 5/4/2022	3,000,000
3,750,000		New York State HFA (10 Barclay Street Housing LLC), (Series A) Weekly VRDNs, (FNMA LOC), 0.400%, 5/4/2022	3,750,000
12,625,000		New York State HFA (100 Maiden Lane), (2004 Series A) Weekly VRDNs, (FNMA LOC), 0.400%, 5/4/2022	12,625,000
2,500,000		New York State HFA (160 Madison Avenue, LLC), (Series 2014A) Daily VRDNs, (Landesbank Hessen-Thuringen LOC), 0.320%, 5/2/2022	2,500,000
1,500,000		New York State HFA (160 Madison Avenue), (2013 Series A) Daily VRDNs, (Landesbank Hessen-Thuringen LOC), 0.320%, 5/2/2022	1,500,000
1,350,000		New York State HFA (326 Riverdale Owners LLC), (Series 2008A: 330 Riverdale Avenue Apartments) Weekly VRDNs, (Bank of America N.A. LOC), 0.400%, 5/4/2022	1,350,000
11,735,000		New York State HFA (600 West 42nd Street), (2009 Series A) Weekly VRDNs, (FNMA LOC), 0.450%, 5/4/2022	11,735,000
2,950,000		New York State HFA, Tender Option Bond Trust Certificates (Series 2019-ZF2800) Weekly VRDNs, (Barclays Bank PLC LIQ), 0.480%, 5/5/2022	2,950,000
2,025,000		New York State Power Authority, Tender Option Bond Trust Receipts (Series 2020-XF0945) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.470%, 5/5/2022	2,025,000
2,250,000		New York State Power Authority, Tender Option Bond Trust Receipts (Series 2020-XF0946) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.470%, 5/5/2022	2,250,000
3,000,000		New York State Power Authority, Tender Option Bond Trust Receipts (Series 2020-XF0947) Weekly VRDNs, (Toronto Dominion Bank LIQ), 0.470%, 5/5/2022	3,000,000
5,000,000		New York State Power Authority, Tender Option Bond Trust Receipts (Series 2020-ZF0949) Weekly VRDNs, (Toronto Dominion Bank LIQ), 0.470%, 5/5/2022	5,000,000
7,500,000		New York State Urban Development Corp. (New York State Personal Income Tax Revenue Bond Fund), Tender Option Bond Trust Receipts (Series 2018-XM0636) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.470%, 5/5/2022	7,500,000
14,500,000		Nuveen New York AMT-Free Quality Municipal Income Fund, (Series 1) Weekly VRDPs, (Societe Generale, Paris LIQ), 0.490%, 5/5/2022	14,500,000
10,000,000		Nuveen New York AMT-Free Quality Municipal Income Fund, (Series 5) Weekly VRDPs, (TD Bank, N.A. LIQ), 0.480%, 5/5/2022	10,000,000
3,910,000		Onondaga County, NY IDA (Syracuse Research Corp.), (Series 2007) Weekly VRDNs, (Manufacturers & Traders Trust Co., Buffalo LOC), 0.510%, 5/5/2022	3,910,000
Semi-Annual Shareholder Report
4

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		New York— continued
$ 1,235,000		Port Authority of New York and New Jersey, Tender Option Bond Trust Certificates (2015-ZM0099) Weekly VRDNs, (Morgan Stanley Bank, N.A. LIQ), 0.520%, 5/5/2022	$ 1,235,000
2,000,000		Prattsburgh, NY CSD BANs, 1.000%, 6/24/2022	2,002,273
800,000		Rensselaer County, NY IDA (WMHT Educational Telecommunications), Civic Facility Revenue Bonds (Series 2003A) Weekly VRDNs, (Manufacturers & Traders Trust Co., Buffalo LOC), 0.510%, 5/5/2022	800,000
3,522,778		Rome, NY BANs, 1.000%, 6/15/2022	3,525,687
6,435,000		Romulus, NY CSD BANs, 1.000%, 6/24/2022	6,442,216
2,000,000		Sewanhaka, NY Central High School District TANs, 1.500%, 6/20/2022	2,003,132
2,100,000		Triborough Bridge & Tunnel Authority, NY, (Series B-2A) Weekly VRDNs, (State Street Bank and Trust Co. LOC), 0.600%, 5/4/2022	2,100,000
5,000,000		Trust for Cultural Resources of the City of New York (American Museum of Natural History), (Series 2014 B2) TOBs, 0.480% (SIFMA 7-day +0.040%), Mandatory Tender 8/29/2022	5,000,000
7,250,000		Trust for Cultural Resources of the City of New York (American Museum of Natural History), (Series B1) TOBs, 0.590%, Mandatory Tender 12/29/2022	7,250,000
4,030,000		Utica, NY Industrial Development Agency Civic Facility (Munson-Williams- Proctor Arts Institute), (Series 2006) Weekly VRDNs, (Citizens Bank, N.A., Providence LOC), 0.500%, 5/5/2022	4,030,000
3,265,000		Watertown, NY Enlarged City School District BANs, 1.000%, 6/28/2022	3,268,881
2,500,000		Watervliet, NY City School District BANs, 3.250%, 4/26/2023	2,526,531
		TOTAL INVESTMENT IN SECURITIES—99.1% (AT AMORTIZED COST)[2]	305,167,995
		OTHER ASSETS AND LIABILITIES - NET—0.9%[3]	2,915,662
		TOTAL NET ASSETS—100%	$308,083,657
At April 30, 2022, the Fund held no securities that are subject to the federal alternative minimum tax (AMT) (unaudited).
1
Current rate and current maturity or next reset date shown for floating rate notes and variable rate notes/demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

2	Also represents cost for federal tax purposes.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2022.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Semi-Annual Shareholder Report
5

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
In valuing the Fund’s assets as of April 30, 2022, all investments of the Fund are valued using amortized cost, which is a methodology utilizing Level 2 inputs.
The following acronym(s) are used throughout this portfolio:
BANs	—Bond Anticipation Notes
CSD	—Central School District
FNMA	—Federal National Mortgage Association
HFA	—Housing Finance Authority
IDA	—Industrial Development Authority
INS	—Insured
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
SIFMA	—Securities Industry and Financial Markets Association
TANs	—Tax Anticipation Notes
TOBs	—Tender Option Bonds
UFSD	—Union Free School District
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
VRENs	—Variable Rate Extendible Notes
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
6

Financial Highlights–Wealth Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2022	Year Ended October 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.006	0.013	0.011	0.006
Net realized gain (loss)	0.000[1]	0.000[1]	0.000[1]	0.000[1]	—	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.006	0.013	0.011	0.006[1]
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.006)	(0.013)	(0.011)	(0.006)
Distributions from net realized gain	(0.000)[1]	(0.000)[1]	(0.000)[1]	—	(0.000)[1]	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.006)	(0.013)	(0.011)	(0.006)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.03%	0.01%	0.58%	1.33%	1.08%	0.56%
Ratios to Average Net Assets:
Net expenses[3]	0.19%[4]	0.21%	0.32%	0.32%	0.32%	0.32%
Net investment income	0.05%[4]	0.01%	0.64%	1.31%	1.10%	0.58%
Expense waiver/reimbursement[5]	0.43%[4]	0.34%	0.19%	0.17%	0.25%	0.34%
Supplemental Data:
Net assets, end of period (000 omitted)	$106,874	$111,555	$179,225	$326,684	$211,511	$111,061

1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
The financial highlights of the Service Shares, Cash II Shares and Cash Series Shares are presented separately.
Semi-Annual Shareholder Report
7

Statement of Assets and Liabilities
April 30, 2022 (unaudited)

Assets:
Investment in securities, at amortized cost and fair value	$305,167,995
Cash	2,476,132
Income receivable	725,702
Receivable for shares sold	6,248
Total Assets	308,376,077
Liabilities:
Payable for shares redeemed	16,704
Income distribution payable	3,535
Payable for investment adviser fee (Note 4)	3,320
Payable for administrative fee (Note 4)	1,322
Payable for transfer agent fees	164,349
Payable for legal fees	8,471
Payable for portfolio accounting fees	34,076
Payable for distribution services fee (Note 4)	11,338
Payable for other service fees (Notes 2 and 4)	39,503
Accrued expenses (Note 4)	9,802
Total Liabilities	292,420
Net assets for 308,034,818 shares outstanding	$308,083,657
Net Assets Consist of:
Paid-in capital	$308,034,818
Total distributable earnings (loss)	48,839
Total Net Assets	$308,083,657
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Wealth Shares:
$106,874,220 ÷ 106,857,862 outstanding, no par value, unlimited shares authorized	$1.00
Service Shares:
$164,783,154 ÷ 164,756,662 outstanding, no par value, unlimited shares authorized	$1.00
Cash II Shares:
$5,381,561 ÷ 5,380,453 outstanding, no par value, unlimited shares authorized	$1.00
Cash Series Shares:
$31,044,722 ÷ 31,039,841 outstanding, no par value, unlimited shares authorized	$1.00
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
8

Statement of Operations
Six Months Ended April 30, 2022 (unaudited)

Investment Income:
Interest	$401,787
Expenses:
Investment adviser fee (Note 4)	488,931
Administrative fee (Note 4)	128,169
Custodian fees	5,621
Transfer agent fees (Note 2)	260,251
Directors’/Trustees’ fees (Note 4)	1,045
Auditing fees	10,414
Legal fees	1,683
Portfolio accounting fees	65,659
Distribution services fee (Note 4)	320,170
Other service fees (Notes 2 and 4)	263,565
Share registration costs	38,084
Printing and postage	10,479
Miscellaneous (Note 4)	4,673
TOTAL EXPENSES	1,598,744
Waivers and Reimbursements:
Waiver of investment adviser fee (Note 4)	(456,665)
Waivers/reimbursements of other operating expenses (Notes 2 and 4)	(781,105)
TOTAL WAIVERS AND REIMBURSEMENTS	(1,237,770)
Net expenses	360,974
Net investment income	40,813
Net realized gain on investments	40,276
Change in net assets resulting from operations	$81,089
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
9

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2022	Year Ended 10/31/2021
Increase (Decrease) in Net Assets
Operations:
Net investment income	$40,813	$33,037
Net realized gain (loss)	40,276	20,869
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	81,089	53,906
Distributions to Shareholders:
Wealth Shares	(37,687)	(13,867)
Service Shares	(19,723)	(19,522)
Cash II Shares	(607)	(817)
Cash Series Shares	(3,660)	(3,182)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(61,677)	(37,388)
Share Transactions:
Proceeds from sale of shares	139,880,737	376,418,847
Net asset value of shares issued to shareholders in payment of distributions declared	52,857	34,492
Cost of shares redeemed	(161,978,714)	(480,252,520)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(22,045,120)	(103,799,181)
Change in net assets	(22,025,708)	(103,782,663)
Net Assets:
Beginning of period	330,109,365	433,892,028
End of period	$308,083,657	$330,109,365
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
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Notes to Financial Statements
April 30, 2022 (unaudited)
1. ORGANIZATION
Federated Hermes Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 16 portfolios. The financial statements included herein are only those of Federated Hermes New York Municipal Cash Trust (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Wealth Shares, Service Shares, Cash II Shares and Cash Series Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income exempt from federal regular income tax and the personal income taxes imposed by New York State and New York municipalities consistent with stability of principal. Interest income from the Fund’s investments may be subject to the federal AMT for individuals.
The Fund operates as a retail money market fund. As a retail money market fund, the Fund: (1) will generally continue to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); (2) has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons as required for a retail money market fund by Rule 2a-7 under the Act; and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund’s weekly liquid assets were to fall below a designated threshold, if the Fund’s Board of Trustees (the “Trustees”) determines such liquidity fees or redemption gates are in the best interest of the Fund.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
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The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers and reimbursement of $1,237,770 is disclosed in various locations in this Note 2 and Note 4. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Transfer Agent Fees
For the six months ended April 30, 2022, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Waived by Unaffiliated Third Parties
Wealth Shares	$91,366	$(41,438)
Service Shares	138,951	(63,621)
Cash II Shares	4,255	(1,959)
Cash Series Shares	25,679	(11,672)
TOTAL	$260,251	$(118,690)
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Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Wealth Shares, Service Shares, Cash II Shares and Cash Series Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time.
For the six months ended April 30, 2022, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed	Other Service Fees Waived by Unaffiliated Third Parties
Service Shares	$216,640	$(17,218)	$(170,686)
Cash II Shares	6,605	(56)	(6,544)
Cash Series Shares	40,320	—	(40,320)
TOTAL	$263,565	$(17,274)	$(217,550)
For the six months ended April 30, 2022, the Fund’s Wealth Shares did not incur other service fees.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2022, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2022, tax years 2018 through 2021 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for
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resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 4/30/2022		Year Ended 10/31/2021
Wealth Shares:	Shares	Amount	Shares	Amount
Shares sold	47,468,537	$47,468,537	152,940,657	$152,940,657
Shares issued to shareholders in payment of distributions declared	28,952	28,952	11,089	11,089
Shares redeemed	(52,184,347)	(52,184,347)	(220,626,853)	(220,626,853)
NET CHANGE RESULTING FROM WEALTH SHARE TRANSACTIONS	(4,686,858)	$(4,686,858)	(67,675,107)	$(67,675,107)
	Six Months Ended 4/30/2022		Year Ended 10/31/2021
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	59,529,746	$59,529,746	162,103,430	$162,103,430
Shares issued to shareholders in payment of distributions declared	19,675	19,675	19,426	19,426
Shares redeemed	(76,804,947)	(76,804,947)	(201,104,108)	(201,104,108)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(17,255,526)	$(17,255,526)	(38,981,252)	$(38,981,252)
	Six Months Ended 4/30/2022		Year Ended 10/31/2021
Cash II Shares:	Shares	Amount	Shares	Amount
Shares sold	880,285	$880,285	11,750,445	$11,750,445
Shares issued to shareholders in payment of distributions declared	607	607	816	816
Shares redeemed	(3,558,048)	(3,558,048)	(11,208,912)	(11,208,912)
NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS	(2,677,156)	$(2,677,156)	542,349	$542,349
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	Six Months Ended 4/30/2022		Year Ended 10/31/2021
Cash Series Shares:	Shares	Amount	Shares	Amount
Shares sold	32,002,169	$32,002,169	49,624,315	$49,624,315
Shares issued to shareholders in payment of distributions declared	3,623	3,623	3,161	3,161
Shares redeemed	(29,431,372)	(29,431,372)	(47,312,647)	(47,312,647)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	2,574,420	$2,574,420	2,314,829	$2,314,829
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(22,045,120)	$(22,045,120)	(103,799,181)	$(103,799,181)
4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.30% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the six months ended April 30, 2022, the Adviser voluntarily waived $456,665 of its fee and voluntarily reimbursed $123,942 of other operating expenses.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2022, the annualized fee paid to FAS was 0.079% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
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Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Service Shares, Cash II Shares and Cash Series Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Service Shares	0.25%
Cash II Shares	0.25%
Cash Series Shares	0.60%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2022, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Service Shares	$216,797	$(208,354)
Cash II Shares	6,606	(5,449)
Cash Series Shares	96,767	(89,846)
TOTAL	$320,170	$(303,649)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2022, FSC retained $10,120 of fees paid by the Fund.
Other Service Fees
For the six months ended April 30, 2022, FSSC reimbursed $17,274 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Wealth Shares, Service Shares, Cash II Shares and Cash Series Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.32%, 0.54%, 0.77% and 1.02% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) March 1, 2023; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
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Interfund Transactions
During the six months ended April 30, 2022, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $54,260,000 and $61,770,000, respectively. Net realized gain/loss recognized on these transactions was $0.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
5. CONCENTRATION OF RISK
Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 2022, 47.5% of the securities in the portfolio of investments were backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency, was 23.0% of total investments.
6. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2022, there were no outstanding loans. During the six months ended April 30, 2022, the program was not utilized.
7. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may continue for an extended period of time and has resulted in substantial economic volatility. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could
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continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2021 to April 30, 2022.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 11/1/2021	Ending Account Value 4/30/2022	Expenses Paid During Period[1]
Actual	$1,000.00	$1,000.30	$0.94[2]
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,023.85	$0.95[2]

1	Expenses are equal to the Fund’s annualized net expense ratios of 0.19%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period).
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2
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Wealth Shares current Fee Limit of 0.32% (as reflected in the Notes to Financial Statements, Note 4 under
Expense Limitation), multiplied by the average account value over the period, multiplied by
181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $1.59 and $1.61, respectively.

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Evaluation and Approval of Advisory Contract–May 2021
FEDERATED HERMES NEW YORK MUNICIPAL CASH TRUST (THE “FUND”)
At its meetings in May 2021 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional
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matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the Adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate) and comments on the reasons for the Fund’s performance; the Fund’s investment objectives; the Fund’s expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring and managing the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”), which include a comprehensive array of funds with different investment objectives, policies and strategies, and the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Hermes Funds and Federated Hermes’ affiliates that service them (including communications from regulatory agencies), as well as Federated Hermes’ responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Hermes Funds and/or Federated Hermes may be responding to them. The Board noted that its evaluation process is evolutionary and that the criteria considered and the emphasis placed on relevant criteria may change in recognition of changing circumstances in the mutual fund marketplace.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the
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fund, its benchmark, and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with a fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the Federated Hermes Funds.
In addition to considering the above-referenced factors, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that in the marketplace there are a range of investment options available to the Fund’s shareholders and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection
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with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the Federated Hermes Funds family, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the range of services provided to the Fund by the Adviser and its affiliates. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade execution capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser’s ability and experience in attracting and retaining qualified personnel to service the Fund. In addition, the Board noted that the Fund is a money market mutual fund that operates in accordance with the limitations set forth in Rule 2a-7 under the 1940 Act. In this connection, the Board considered the expertise of the Adviser in managing money market funds, its extensive experience with the requirements of Rule 2a-7 and its commitment to managing the Fund in accordance with these requirements. The Fund’s ability to deliver competitive performance when compared to its Performance Peer Group (as defined below) was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund’s investment program. The Board also considered the additional yield support provided by the Adviser and/or its affiliates, in the form of voluntary fee waivers and/or expense reimbursements, in order for the Fund to maintain a positive yield.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes in 2018, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to have access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters.
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The Board considered the quality of the Adviser’s communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Fund and other Federated Hermes Funds. In this regard, the Board took into account the Adviser’s communications with the Board in light of the market volatility amidst the pandemic. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding the Adviser’s regulatory and compliance environment. The Board considered the Adviser’s compliance program, compliance history, and reports from the CCO about the Adviser’s compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and, in particular, the compliance-related resources devoted by the Adviser and its affiliates in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including the Adviser’s commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the designation of the Federated Hermes Funds’ investment advisers as the administrators of the Federated Hermes Funds’ liquidity risk management program.
The Board also considered discussions with Federated Hermes regarding the implementation of its business continuity plans and recognized steps taken by Federated Hermes to continue to provide the same nature, extent and quality of services to the Federated Hermes Funds during the pandemic. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate, including changes associated with the pandemic.
Based on these considerations, the Board concluded that the nature, extent and quality of the Adviser’s investment management and related services warrant the continuation of the Contract.
Fund Investment Performance
In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus. The Board also considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board
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throughout the year and in connection with the May Meetings. These reports include, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant investment categories and the Fund’s benchmark index, portfolio attribution information and commentary on the effect of current and recent market conditions.
The Board also reviewed comparative information regarding the performance of other mutual funds in the category of peer funds selected by iMoneyNet, an independent fund ranking organization (the “Performance Peer Group”), noting the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
For the one-year period ended December 31, 2020, the Fund’s performance was above the median of the Performance Peer Group. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Performance Peer Group.
Following such evaluation and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Contract.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by iMoneyNet (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall iMoneyNet category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall iMoneyNet category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board noted that it found the use of such comparisons to be relevant to its deliberations. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because such comparisons are believed to be more relevant. The Board considered that other mutual funds are the products most like the Fund, in that they are readily available to Fund
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shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other mutual funds’ fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
The Board also received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-mutual fund clients (such as institutional separate accounts) and third-party unaffiliated mutual funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-mutual fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing, addressing different administrative responsibilities, and addressing different degrees of risk associated with management; and (vi) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s mutual fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Following such evaluation and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Contract.
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Profitability and Other Benefits
The Board also received financial information about Federated Hermes, including information regarding the compensation and ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. This information covered not only the fees under the Federated Hermes Funds’ investment advisory contracts, but also fees received by Federated Hermes’ affiliates for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds. In addition, the Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Hermes Fund shareholders and/or reported to the Board their intention to do so (or continue to do so) in the future. Moreover, the Board received and considered regular reports from Federated Hermes throughout the year as to the institution, adjustment or elimination of these voluntary waivers and/or reimbursements.
The Board received and considered information furnished by Federated Hermes, as requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. The allocation information, including the CCO’s view that cost allocations on a fund-by-fund basis may be unreliable, was considered in the evaluation by the Board. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
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The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as personnel and processes for the portfolio management (including market data on which portfolio managers make investment decisions), trading operations, issuer engagement (including with respect to ESG matters), shareholder services, compliance, business continuity, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments (as well as the benefits of any economies of scale, should they exist) are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and that such waivers and reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board also considered reports on adviser-paid fees (commonly referred to as “revenue sharing”) that were provided to the Board throughout the year and in connection with the May Meetings. The Board considered the beliefs of Federated Hermes and the CCO that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fees as a fund attains a certain size.
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Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund was reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to approve the continuation of the existing arrangement.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400, Option #4. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings as of the close of each month on “Form N-MFP.” Form N-MFP is available on the SEC’s website at sec.gov. You may access Form N-MFP via the link to the Fund and share class name at FederatedInvestors.com.
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You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.
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Federated Hermes New York Municipal Cash Trust
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 608919858
35088 (6/22)
© 2022 Federated Hermes, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 13.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Hermes Money Market Obligations Trust

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date June 22, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date June 22, 2022

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date June 22, 2022